Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	ACCO BRANDS CORP
Entity Central Index Key	0000712034
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 50		$ 121.2
Accounts receivable less allowances for discounts, doubtful accounts and returns of $19.3 and $13.9, respectively	498.7		269.5
Inventories	265.5		197.7
Deferred income taxes	31.1		7.6
Other current assets	29		26.9
Total current assets	874.3		622.9
Total property, plant and equipment	591.4		463.3
Less accumulated depreciation	(317.8)		(316.1)
Property, plant and equipment, net	273.6	[1]	147.2	[1]
Deferred income taxes	36.4		16.7
Goodwill	589.4		135
Identifiable intangibles, net of accumulated amortization of $123.3 and $102.3, respectively	646.6		130.4
Other assets	87.4		64.5
Total assets	2,507.7		1,116.7
Current liabilities:
Notes payable to banks	1.2		0
Current portion of long-term debt	0.1		0.2
Accounts payable	152.4		127.1
Accrued compensation	38		24.2
Accrued customer program liabilities	119		66.8
Accrued interest	6.3		20.2
Other current liabilities	112.4		67.6
Total current liabilities	429.4		306.1
Long-term debt	1,070.8		668.8
Deferred income taxes	165		85.6
Pension and post-retirement benefit obligations	119.8		106.1
Other non-current liabilities	83.5		12
Total liabilities	1,868.5		1,178.6
Stockholders' equity (deficit):
Preferred stock, $0.01 par value, 25,000,000 shares authorized; none issued and outstanding	0		0
Common stock, $0.01 par value, 200,000,000 shares authorized; 113,403,824 and 55,659,753 shares issued and 113,143,344 and 55,475,735 outstanding, respectively	1.1		0.6
Treasury stock, 260,480 and 184,018 shares, respectively	(2.5)		(1.7)
Paid-in capital	2,018.5		1,407.4
Accumulated other comprehensive loss	(156.1)		(131)
Accumulated deficit	(1,221.8)		(1,337.2)
Total stockholders' equity (deficit)	639.2		(61.9)
Total liabilities and stockholders' equity (deficit)	$ 2,507.7		$ 1,116.7

[1]	Net property, plant and equipment as of December��31, 2012 and 2011 contained $26.9 million and $24.9 million of computer software assets, which are classified within machinery and equipment and construction in progress. Amortization of software costs was $8.4 million, $9.5 million and $10.1 million for the years ended December��31, 2012, 2011 and 2010, respectively.

Consolidated Balance Sheets Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable and returns	$ 19.3	$ 13.9
Amortizable intangible assets, accumulated amortization	$ 123.3	$ 102.3
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares, issued	113,403,824	55,659,753
Common stock, shares outstanding	113,143,344	55,475,735
Treasury stock, shares	260,480	184,018

Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net sales	$ 1,758.5		$ 1,318.4		$ 1,284.6
Cost of products sold	1,225.1		919.2		902
Gross profit	533.4		399.2		382.6
Operating costs and expenses:
Advertising, selling, general and administrative expenses	349.9		278.4		266.7
Amortization of intangibles	19.9		6.3		6.7
Restructuring charges (income)	24.3		(0.7)		(0.5)
Total operating costs and expenses	394.1		284		272.9
Operating income	139.3	[1]	115.2	[1]	109.7	[1]
Non-operating expense (income):
Interest expense, net	89.3		77.2		78.3
Equity in earnings of joint ventures	(6.9)		(8.5)		(8.3)
Other expense, net	61.3		3.6		1.2
Income (loss) from continuing operations before income tax	(4.4)		42.9		38.5
Income tax (benefit) expense	(121.4)		24.3		30.7
Income from continuing operations	117		18.6		7.8
Income (loss) from discontinued operations, net of income taxes	(1.6)		38.1		4.6
Net income	$ 115.4		$ 56.7		$ 12.4
Basic income per share:
Income from continuing operations	$ 1.24		$ 0.34		$ 0.14
Income (loss) from discontinued operations	$ (0.02)		$ 0.69		$ 0.08
Basic income per share	$ 1.23		$ 1.03		$ 0.23
Diluted income per share:
Income from continuing operations	$ 1.22		$ 0.32		$ 0.14
Income (loss) from discontinued operations	$ (0.02)		$ 0.66		$ 0.08
Diluted income per share	$ 1.2		$ 0.98		$ 0.22
Weighted average number of shares outstanding:
Basic	94.1		55.2		54.8
Diluted	96.1		57.6		57.2

[1]	Operating income as presented in the segment table above is defined as i) net sales; ii) less cost of products sold; iii) less advertising, selling, general and administrative expenses; iv) less amortization of intangibles; and v) less restructuring.

Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 115.4	$ 56.7	$ 12.4
Unrealized gains (losses) on derivative financial instruments:
Losses arising during the period	(0.2)	(0.3)	(3.1)
Reclassification adjustment for (income) losses included in net income	(1.9)	4.9	1.8
Foreign currency translation:
Foreign currency translation adjustments	(10.9)	(8.9)	11
Less: reclassification adjustment for sale of GBC Fordigraph Pty Ltd included in net income	0	(6.1)	0
Pension and other post-retirement plans:
Actuarial (loss) gain arising during the period	(21.1)	(46.3)	4.4
Amortization of actuarial loss and prior service cost included in net income	7.2	7.8	7
Other	(4.5)	0.9	3
Other comprehensive income (loss), before tax	(31.4)	(48)	24.1
Income tax expense related to items of other comprehensive income (loss)	6.3	3.1	(3.2)
Comprehensive income	$ 90.3	$ 11.8	$ 33.3

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 115.4	$ 56.7	$ 12.4
Amortization of inventory step-up	13.3	0	0
Loss (gain) on sale of assets	2	(40.4)	(1.5)
Deferred income tax provision	(9.9)	3.9	12.3
Release of tax valuation allowance	(145.1)	0	0
Depreciation	34.5	26.5	29.6
Other non-cash charges	2.3	0.1	0.7
Amortization of debt issuance costs and bond discount	9.9	8.2	6.3
Amortization of Intangibles	19.9	6.4	6.9
Stock-based compensation	9.2	6.3	4.2
Loss on debt extinguishment	15.5	2.9	0
Changes in balance sheet items:
Accounts receivable	(153.8)	0.6	(18.5)
Inventories	61.8	5.4	(9.8)
Other assets	7.4	0.2	(5.1)
Accounts payable	(25)	16.8	14.8
Accrued expenses and other liabilities	30.1	(27.8)	(2.2)
Accrued icome taxes	2	(1.1)	7.7
Equity in earnings of joint ventures, net of dividends received	3	(2.9)	(2.9)
Net cash provided by operating activities	(7.5)	61.8	54.9
Investing activities
Additions to property, plant and equipment	(30.3)	(13.5)	(12.6)
Assets acquired	0	(1.4)	(1.1)
Proceeds (payments) from the sale of discontinued operations	1.5	53.5	(3.7)
Proceeds from the disposition of assets	3.1	1.4	2.5
Cost of acquisition, net of cash acquired	(397.5)	0	0
Net cash (used) provided by investing activities	(423.2)	40	(14.9)
Financing activities
Proceeds from long-term debt	1,270	0.1	1.5
Repayments of long-term debt	(872)	(63)	(0.2)
Borrowings (repayments) of short-term debt, net	1.2	0	(0.5)
Payments for debt issuance costs	(38.5)	0	(0.8)
Net payments for exercise of stock options	(0.6)	(0.2)	(0.1)
Net cash provided (used) by financing activities	360.1	(63.1)	(0.1)
Effect of foreign exchange rate changes on cash	(0.6)	(0.7)	(0.3)
Net (decrease) increase in cash and cash equivalents	(71.2)	38	39.6
Cash and cash equivalents
Beginning of period	121.2	83.2	43.6
End of period	50	121.2	83.2
Supplemental Cash Flow Information [Abstract]
Interest	94.9	71.9	70.6
Income taxes	28.8	27.7	13.9
Significant non-cash transactions:
Common stock issued in conjunction with the acquisition of the Mead C&OP Business	$ 602.3	$ 0	$ 0

Consolidated Statements of Stockholders��� Equity (Deficit) (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock	Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Accumulated Deficit
Balance at Dec. 31, 2010	$ (79.8)	$ 0.6	$ 1,401.1	$ (86.1)	$ (1.5)	$ (1,393.9)
Balance (in shares) at Dec. 31, 2010	54,922,783	55,080,463			(157,680)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	56.7					56.7
Income (loss) on derivative financial instrument, net of tax	3.7			3.7
Translation impact	(15)			(15)
Pension and post-retirement adjustment, net of tax	(33.6)			(33.6)
Stock-based compensation activity	6.1		6.3		(0.2)
Increase (Decrease) In Capital Stock [Roll Forward]
Stock issuances - stock based compensation (in shares)	552,952	579,290			(26,338)
Balance at Dec. 31, 2011	(61.9)	0.6	1,407.4	(131)	(1.7)	(1,337.2)
Balance (in shares) at Dec. 31, 2011	55,475,735	55,659,753			(184,018)
Balance at Dec. 31, 2009	(117.2)	0.5	1,397	(107)	(1.4)	(1,406.3)
Balance (in shares) at Dec. 31, 2009	54,572,191	54,719,296			(147,105)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	12.4					12.4
Income (loss) on derivative financial instrument, net of tax	(0.5)			(0.5)
Translation impact	11			11
Pension and post-retirement adjustment, net of tax	10.4			10.4
Stock-based compensation activity	4.2	0.1	4.2		(0.1)
Other	(0.1)		(0.1)
Increase (Decrease) In Capital Stock [Roll Forward]
Stock issuances - stock based compensation (in shares)	350,592	361,167			(10,575)
Balance at Dec. 31, 2010	(79.8)	0.6	1,401.1	(86.1)	(1.5)	(1,393.9)
Balance (in shares) at Dec. 31, 2010	54,922,783	55,080,463			(157,680)
Balance at Dec. 31, 2011	(61.9)	0.6	1,407.4	(131)	(1.7)
Balance (in shares) at Dec. 31, 2011	55,475,735	55,659,753			(184,018)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	115.4
Stock issuance - Mead C&OP acquisition	602.3	0.5	601.8
Income (loss) on derivative financial instrument, net of tax	(2.1)			(2.1)
Translation impact	(10.9)			(10.9)
Pension and post-retirement adjustment, net of tax	(12.1)			(12.1)
Stock-based compensation activity	8.6		9.4		(0.8)
Other	(0.1)		(0.1)
Increase (Decrease) In Capital Stock [Roll Forward]
Stock issuances - stock based compensation (in shares)	577,801	654,263			(76,462)
Stock issuance - Mead C&OP acquisition Balance (in shares)	57,089,808	57,089,808			0
Balance at Dec. 31, 2012	$ 639.2	$ 1.1	$ 2,018.5	$ (156.1)	$ (2.5)	$ (1,221.8)
Balance (in shares) at Dec. 31, 2012	113,143,344	113,403,824			(260,480)

Basis Of Presentation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis Of Presentation
Basis of Presentation

The management of ACCO Brands Corporation is responsible for the accuracy and internal consistency of the preparation of the consolidated financial statements and notes contained in this annual report.

The consolidated financial statements include the accounts of ACCO Brands Corporation and its domestic and international subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. Our investments in companies that are between 20% and 50% owned are accounted for using the equity method of accounting. ACCO Brands has equity investments in the following joint ventures: Pelikan-Artline Pty Ltd (“Pelikan-Artline”) - 50% ownership; and Neschen GBC Graphic Films, LCC (“Neschen”) - 50% ownership. Our share of earnings from equity investments is included on the line entitled “Equity in earnings of joint ventures” in the consolidated statements of operations. Companies in which our investment exceeds 50% have been consolidated.

On May 1, 2012, we completed the merger of the Mead Consumer and Office Products Business (“Mead C&OP”) with a wholly-owned subsidiary of the Company (the "Merger"). Accordingly, the results of Mead C&OP are included in our consolidated financial statements from the date of the Merger, May 1, 2012. For further information on the Merger see Note 3, Acquisitions.

As part of the inclusion of Mead C&OP's financial results with those of the Company, certain information technology costs associated with the manufacturing, procurement and distribution operations have been reclassified from advertising, selling, general and administrative expenses (SG&A) to cost of products sold. This was done to enable the financial results of the two businesses to be consistent and to better reflect those costs associated with the cost of products sold. All prior periods have been adjusted to make the results comparable. For the years ended December 31, 2011 and 2010 reclassified costs totaled $15.5 million and $14.6 million, respectively. These historical reclassifications were not material and have had no effect on net income.

We sold our GBC Fordigraph Pty Ltd (“GBC Fordigraph”) business to The Neopost Group as of May 31, 2011. This business was part of the ACCO Brands International segment. GBC Fordigraph is reported as a discontinued operation on the condensed consolidated statement of operations for all periods presented in this annual report. The cash flows from discontinued operations have not been separately classified on the accompanying consolidated statements of cash flows. For further information on the Company’s discontinued operations see Note 18, Discontinued Operations.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies

Nature of Business

ACCO Brands is primarily involved in the manufacturing, marketing and distribution of office products; such as stapling, binding and laminating equipment and related consumable supplies, shredders and whiteboards; school products; such as notebooks, folders, decorative calendars, and stationery products; calendar products; and accessories for laptop and desktop computers, smartphones and tablets - selling primarily to large resellers. Our subsidiaries operate principally in the United States, Northern Europe, Canada, Brazil, Australia and Mexico.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Cash and Cash Equivalents

Highly liquid investments with an original maturity of three months or less are included in cash and cash equivalents.

Allowances for Doubtful Accounts, Discounts and Returns

Trade receivables are recorded at the stated amount, less allowances for discounts, doubtful accounts and returns. The allowance for doubtful accounts represents estimated uncollectible receivables associated with potential customer defaults on contractual obligations, usually due to customers’ potential insolvency. The allowances include amounts for certain customers where a risk of default has been specifically identified. In addition, the allowances includes a provision for customer defaults on a general formula basis when it is determined the risk of some default is probable and estimable, but cannot yet be associated with specific customers. The assessment of the likelihood of customer defaults is based on various factors, including the length of time the receivables are past due, historical experience and existing economic conditions.

The allowance for sales returns represents estimated uncollectible receivables associated with the potential return of products previously sold to customers, and is recorded at the time that the sales are recognized. The allowance includes a general provision for product returns based on historical trends. In addition, the allowance includes a reserve for currently authorized customer returns that are considered to be abnormal in comparison to the historical basis.

Inventories

Inventories are priced at the lower of cost (principally first-in, first-out with minor amounts at average) or market. A reserve is established to adjust the cost of inventory to its net realizable value. Inventory reserves are recorded for obsolete or slow-moving inventory based on assumptions about future demand and marketability of products, the impact of new product introductions and specific identification of items, such as product discontinuance or engineering/material changes. These estimates could vary significantly, either favorably or unfavorably, from actual requirements if future economic conditions, customer inventory levels or competitive conditions differ from expectations.

Property, Plant and Equipment

Property, plant and equipment are carried at cost. Depreciation is provided, principally on a straight-line basis, over the estimated useful lives of the assets. Gains or losses resulting from dispositions are included in operating income. Betterments and renewals, that improve and extend the life of an asset are capitalized; maintenance and repair costs are expensed. Purchased computer software is capitalized and amortized over the software’s useful life.

The following table shows estimated useful lives of property, plant and equipment:

Buildings	40 to 50 years
Leasehold improvements	Lesser of lease term or the life of the asset
Machinery, equipment and furniture	3 to 10 years

Long-Lived Assets

We test long-lived assets for impairment whenever events or changes in circumstances indicate that the assets’ carrying amount is not recoverable from its undiscounted cash flows. When such events occur, we compare the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset or asset group to the carrying amount of a long-lived asset or asset group. The cash flows are based on our best estimate at the time of future cash flow, derived from the most recent business projections. If this comparison indicates that there is impairment, the amount of the impairment is typically calculated using discounted expected future cash flows. The discount rate applied to these cash flows is based on our weighted average cost of capital, computed by selecting market rates at the valuation dates for debt and equity that are reflective of the risks associated with an investment in our industry as estimated by using comparable publicly traded companies.

Intangible Assets

Intangible assets are comprised primarily of indefinite-lived intangible assets acquired and purchased intangible assets arising from the application of purchase accounting. Indefinite-lived intangible assets are not amortized, but are evaluated annually to determine whether the indefinite useful life is appropriate. Indefinite-lived intangibles are tested for impairment on an annual basis and written down when impaired. An interim impairment test is performed if an event occurs or conditions change that would more likely than not reduce the fair value below the carrying value.

In addition, purchased intangible assets other than goodwill are amortized over their useful lives unless their lives are determined to be indefinite. Certain of our trade names have been assigned an indefinite life as we currently anticipate that these trade names will contribute cash flows to ACCO Brands indefinitely.

We review indefinite-lived intangibles for impairment annually, normally in the second quarter, and whenever market or business events indicate there may be a potential adverse impact on a particular intangible. We consider the implications of both external factors (e.g., market growth, pricing, competition, and technology) and internal factors (e.g., product costs, margins, support expenses, and capital investment) and their potential impact on cash flows for each business in both the near and long term, as well as their impact on any identifiable intangible asset associated with the business. Based on recent business results, consideration of significant external and internal factors, and the resulting business projections, indefinite-lived intangible assets are reviewed to determine whether they are likely to remain indefinite-lived, or whether a finite life is more appropriate. In addition, based on events in the period and future expectations, management considers whether the potential for impairment exists. Finite lived intangibles are amortized over 10, 15, 23 or 30 years.

As part of our review in the second quarter of 2012, $21.4 million of the value previously assigned to one of our legacy indefinite-lived trade names was changed to an amortizable intangible asset. The legacy indefinite-lived trade name was not impaired. The change was made in respect of decisions regarding our future use of the trade name. We commenced amortizing the trade name in June of 2012 on a prospective basis over a life of 30 years.

Goodwill

Goodwill has been recorded on our balance sheet and represents the excess of the cost of the acquisitions when compared to the fair value of the net assets acquired. We test goodwill for impairment at least annually, normally in the second quarter, and on an interim basis if an event or circumstance indicates that it is more likely than not that an impairment has been incurred. If the carrying amount of the goodwill exceeds its fair value, an impairment loss is recognized. During 2012, we adopted ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment. ASU No. 2011-08 permits entities to first assess qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test included in U.S. GAAP. Entities are not required to calculate the fair value of a reporting unit unless they determine that it is more likely than not that the fair value is less than the carrying amount. We concluded it was not necessary to apply the traditional two-step fair value quantitative impairment test in ASC 350 to any of our reporting units in 2012. When applying a fair-value-based test, estimates are made of the expected future cash flows to be derived from each reporting unit. The resulting fair value determination is significantly impacted by estimates of future prices for our products, capital needs, economic trends and other factors.

Given the current economic environment and the uncertainties regarding the impact on our business, there can be no assurance that our estimates and assumptions made for purposes of our qualitative impairment testing during 2012 will prove to be accurate predictions of the future. If our assumptions regarding forecasted revenue or margin growth rates of certain reporting units are not achieved, we may be required to record impairment charges in future periods, whether in connection with our next annual impairment testing in the second quarter of fiscal year 2013 or prior to that, if any such change constitutes a triggering event outside of the quarter from when the annual impairment test is performed. It is not possible at this time to determine if any such future impairment charge would result or, if it does, whether such charge would be material.

Employee Benefit Plans

We provide a range of benefits to our employees and retired employees, including pension, post-retirement, post-employment and health care benefits. We record annual amounts relating to these plans based on calculations, which include various actuarial assumptions, including discount rates, assumed rates of return on plan assets, compensation increases, turnover rates and health care cost trend rates. We review our actuarial assumptions on an annual basis and make modifications to the assumptions based on current rates and trends when it is deemed appropriate to do so. The effect of the modifications are generally recorded and amortized over future periods.

Income Taxes

Deferred tax liabilities or assets are established for temporary differences between financial and tax reporting bases and are subsequently adjusted to reflect changes in tax rates expected to be in effect when the temporary differences reverse. A valuation allowance is recorded to reduce deferred tax assets to an amount that is more likely than not to be realized. Facts and circumstances may change and cause us to revise the conclusions on our ability to realize certain net operating losses and other deferred tax attributes.

The amount of income taxes that we pay is subject to ongoing audits by federal, state and foreign tax authorities. Our estimate of the potential outcome of any uncertain tax position is subject to management’s assessment of relevant risks, facts and circumstances existing at that time. We believe that we have adequately provided for reasonably foreseeable outcomes related to these matters. However, our future results may include favorable or unfavorable adjustments to our estimated tax liabilities in the period the assessments are revised or resolved.

Revenue Recognition

We recognize revenue from product sales when earned, net of applicable provisions for discounts, returns and allowances. We consider revenue to be realized or realizable and earned when all of the following criteria are met: title and risk of loss have passed to the customer, persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable and collectability is reasonably assured. We also provide for our estimate of potential bad debt at the time of revenue recognition.

Cost of Products Sold

Cost of products sold includes all manufacturing, product sourcing and distribution costs, including depreciation related to assets used in the manufacturing, procurement and distribution process, allocation of certain information technology costs supporting those processes, inbound and outbound freight, shipping and handling costs, purchasing costs associated with materials and packaging used in the production processes.

Advertising, Selling, General and Administrative Expenses

Advertising, selling, general and administrative expenses include advertising, marketing, selling (including commissions), research and development, customer service, depreciation related to assets outside the manufacturing and distribution processes and all other general and administrative expenses outside the manufacturing and distribution functions (e.g., finance, human resources, information technology, etc.).

Customer Program Costs

Customer program costs include, but are not limited to, sales rebates which are generally tied to achievement of certain sales volume levels, in-store promotional allowances, shared media and customer catalog allowances and other cooperative advertising arrangements, and freight allowance programs. We generally recognizes customer program costs as a deduction to gross sales at the time that the associated revenue is recognized. Certain customer incentives that do not directly relate to future revenues are expensed when initiated.

In addition, accrued customer program liabilities principally include, but are not limited to, sales volume rebates, promotional allowances, shared media and customer catalog allowances and other cooperative advertising arrangements, and freight allowances as discussed above.

Shipping and Handling

We reflect all amounts billed to customers for shipping and handling in net sales and the costs incurred from shipping and handling product (including costs to ship and move product from the seller’s place of business to the buyer’s place of business, as well as costs to store, move and prepare products for shipment) in cost of products sold.

Warranty Reserves

We offer our customers various warranty terms based on the type of product that is sold. Estimated future obligations related to products sold under these warranty terms are provided by charges to operations in the period in which the related revenue is recognized.

Advertising Costs

Advertising costs amounted to $125.7 million, $98.1 million and $92.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. These costs include, but are not limited to, cooperative advertising and promotional allowances as described in “Customer Program Costs” above, and are principally expensed as incurred.

Research and Development

Research and development expenses, which amounted to $20.8 million, $20.5 million and $24.0 million for the years ended December 31, 2012, 2011 and 2010, respectively, are classified as general and administrative expenses and are charged to expense as incurred.

Stock-Based Compensation

Our primary types of share-based compensation consist of stock options, stock-settled appreciation rights, restricted stock unit awards, and performance stock unit awards. Stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. Where awards are made with non-substantive vesting periods (for example, where a portion of the award vests upon retirement eligibility), we estimate and recognize expense based on the period from the grant date to the date on which the employee is retirement eligible.

Foreign Currency Translation

Foreign currency balance sheet accounts are translated into U.S. dollars at the rates of exchange at the balance sheet date. Income and expenses are translated at the average rates of exchange in effect during the period. The related translation adjustments are made directly to a separate component of accumulated other comprehensive income (loss) in stockholders’ equity. Some transactions are made in currencies different from an entity’s functional currency. Gains and losses on these foreign currency transactions are included in income as they occur.

Derivative Financial Instruments

We recognize all derivatives as either assets or liabilities on the balance sheet and measures those instruments at fair value. If the derivative is designated as a fair value hedge and is effective, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings in the same period. If the derivative is designated as a cash flow hedge, the effective portions of changes in the fair value of the derivative are recorded in other comprehensive income (loss) and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings.

Certain forecasted transactions, assets and liabilities are exposed to foreign currency risk. We continually monitor our foreign currency exposures in order to maximize the overall effectiveness of our foreign currency hedge positions. Principal currencies hedged include the U.S. dollar, Euro, Australian dollar, Canadian dollar and Pound sterling.

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (ASU) No. 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment. ASU No. 2011-08 was issued to simplify the testing of goodwill for impairment by allowing an optional qualitative factors test to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test already included in ASC Topic 350. ASU No. 2011-08 is effective for annual and interim goodwill tests performed for fiscal years after December 15, 2011. We adopted the standard in 2012 and it did not have a significant impact on our consolidated financial statements or results of operations.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The revised standard is intended to reduce the cost and complexity of testing indefinite-lived intangible assets other than goodwill for impairment. It allows companies to perform a qualitative assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test. It is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. We will adopt the standard, and it is expected to have no effect on the consolidated financial statements or results of operations.

In October 2012, the FASB issued ASU No. 2012-04, Technical Corrections and Improvements. The amendments in this ASU affect a wide range of topics, but are generally considered nonsubstantive in nature. It is effective for fiscal periods beginning after December 15, 2012. We will adopt the standard, and it is expected to have no effect on the consolidated financial statements or results of operations.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The revised standard is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It is effective for fiscal periods beginning after December 15, 2012. We will adopt the standard and its required disclosure.

Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions
Acquisitions
On May 1, 2012, the Company completed the Merger of Mead C&OP with a wholly-owned subsidiary of the Company. Mead C&OP is a leading manufacturer and marketer of school supplies, office products, and planning and organizing tools - including the Mead®, Five Star®, Trapper Keeper®, AT-A-GLANCE®, Cambridge®, Day Runner®, Hilroy, Tilibra and Grafons brands in the U.S., Canada and Brazil.
In the Merger, MeadWestvaco Corporation (“MWV”) shareholders received 57.1 million shares of the Company's common stock, or 50.5% of the combined company, valued at $602.3 million on the date of the Merger. After the transaction was completed we had 113.1 million common shares outstanding.
Under the terms of the Merger agreement, MWV established a new subsidiary (“Monaco SpinCo Inc.”) to which it conveyed Mead C&OP in return for a $460.0 million payment. The shares of Monaco SpinCo Inc. were then distributed to MWV's shareholders as a dividend. Immediately after the spin-off and distribution, a newly formed subsidiary of the Company merged with and into Monaco SpinCo Inc. and MWV shareholders effectively received in the stock dividend and subsequent conversion approximately one share of ACCO Brands common stock for every three shares of MWV they held. Fractional shares were paid in cash. The subsidiary company subsequently merged with Mead Products LLC (“Mead Products”), the surviving corporate entity, which is a wholly-owned subsidiary of ACCO Brands Corporation.
For accounting purposes, the Company is the acquiring enterprise. Accounting Standards Codification (“ASC”) Topic 805 “Business Combinations” requires the use of the purchase method of accounting for business combinations. In applying the purchase method, it is necessary to identify both the accounting acquiree and the accounting acquiror. In a business combination effected through an exchange of equity interests, such as the Merger, the entity that issues the shares (ACCO in this case) is generally the acquiring entity. In identifying the acquiring entity in a combination effected through an exchange of equity interests, however, all pertinent facts and circumstances must be considered, including the following:

•
The relative voting interests in the combined entity after the combination. In this case stockholders of MWV, the sole stockholder of Monaco SpinCo Inc., received 50.5% of the equity ownership and associated voting rights in ACCO.

•
The composition of the governing body of the combined entity . In this case the composition of the Board of Directors of ACCO is composed of the members of the Board of Directors of ACCO and two members, who were selected by MWV and approved by the ACCO Board of Directors.

•
The composition of the senior management of the combined entity. In this case, the senior management of ACCO is composed of the members of senior management of ACCO immediately prior to consummation of the Merger, along with an executive of MEAD C&OP.

ACCO’s management determined that ACCO is the accounting acquiror in this combination based on the facts and circumstances outlined above. Accordingly, the results of Mead C&OP are included in the Company's consolidated financial statements from the date of the Merger, May 1, 2012.
The purchase price, net of working capital adjustments and cash acquired, was $999.8 million. The consideration given included 57.1 million shares of ACCO Brands common stock, which were issued to MWV shareholders with a fair value of $602.3 million and a $460.0 million dividend paid to MWV. The calculation of consideration given for Mead C&OP was finalized during the fourth quarter of 2012 and is described in the following table.

(in millions, except per share price)	At May 1, 2012
Calculated consideration for Mead C&OP:
Outstanding shares of ACCO Brands common stock(1)	56.0
Multiplier needed to calculate shares to be issued(2)	1.0202020202
Number of shares issued to MWV shareholders	57.1
Closing price per share of ACCO Brands common stock(3)	$10.55
Value of common shares issued	$602.3
Plus:
Dividend paid to MWV	460.0
Less:
Working capital adjustment(4)	(30.5)
Consideration for Mead C&OP	$1,031.8

(1) Represents the number of shares of the Company's common stock as of May 1, 2012.
(2) Represents MWV shareholders' negotiated ownership percentage in ACCO Brands of 50.5% divided by the 49.5% that was owned by ACCO Brands shareholders upon completion of the Merger.
(3) Represents the closing price per share of the Company's stock as of April 30, 2012.
(4) Represents the difference between the target net working capital and the closing net working capital as of April 30, 2012.
The following table presents the preliminary allocation of the purchase price to the fair values of the assets acquired and liabilities assumed at the date of acquisition.

(in millions of dollars)	At May 1, 2012
Calculation of Goodwill:
Consideration given for Mead C&OP	$1,031.8
Cash acquired	(32.0)
Net purchase price	$999.8
Plus fair value of liabilities assumed:
Accounts payable and accrued liabilities	103.8
Current and non-current deferred tax liabilities	207.8
Other non-current liabilities	72.8
Fair value of liabilities assumed	$384.4

Less fair value of assets acquired:
Accounts receivable	73.3
Inventory	143.5
Property, plant and equipment	136.6
Identifiable intangibles	543.2
Other assets	24.2
Fair value of assets acquired	$920.8

Goodwill	$463.4

We are continuing our review of our fair value estimate of assets acquired and liabilities assumed during the measurement period, which will conclude as soon as we receive the information we are seeking about facts and circumstances that existed as of the acquisition date, or learn that more information is not available. This measurement period will not exceed one year from the acquisition date. The excess of the purchase price over the preliminary fair value of net assets acquired has been allocated to goodwill in the amount of $463.4 million.

The final determination of the fair values and resulting goodwill may differ significantly from what is reflected above. Our fair value estimate of assets acquired and liabilities assumed is pending review and completion of several elements. The primary areas that are not yet finalized relate to on-going legal disputes, income and non-income related taxes and the fair value of contingent assets or liabilities. Accordingly, there could be material adjustments to our consolidated financial statements.

In connection with our May 1, 2012 acquisition of Mead C&OP, we assumed all of the tax liabilities for the acquired foreign operations. In December of 2012, the Federal Revenue Department of the Ministry of Finance of Brazil ("FRD") issued a tax assessment against our newly acquired indirect subsidiary, Tilibra Produtos de Papelaria Ltda. ("Tilibra"), which challenged the goodwill recorded in connection with the 2004 acquisition of Tilibra. This assessment denied the deductibility of that goodwill from Tilibra's taxable income for the year 2007. The assessment seeks a payment of approximately R$26.9 million ($13.2 million based on current exchange rates) of tax, penalties and interest.

In January of 2013, Tilibra filed a protest disputing the tax assessment at the first administrative level of appeal within the FRD. We believe that we have meritorious defenses and intend to vigorously contest this matter, however, there can be no assurances that we will ultimately prevail. We are in the early stages of the process to challenge the FRD's tax assessment, and the ultimate outcome will not be determined until the Brazilian tax appeal process is complete, which is expected to take many years. In addition, Tilibra's 2008-2012 tax years remain open and subject to audit, and there can be no assurances that we will not receive additional tax assessments regarding the goodwill deducted for the Tilibra acquisition for one or more of those years, which could increase the Company's exposure to a total of approximately $44.5 million (based on current exchange rates), including interest and penalties which have accumulated to date. If the FRD's initial position is ultimately sustained, the amount assessed would adversely affect our reported cash flow in the year of settlement.

Because there is no settled legal precedent on which to base a definitive opinion as to whether we will ultimately prevail, the Company considers the outcome of this dispute to be uncertain. Since it is not more likely than not that we will prevail, in the fourth quarter of 2012, we recorded a reserve in the amount of $44.5 million in consideration of this matter, of which $43.3 million was recorded as an adjustment to the allocation of the purchase price for the fair value of non-current liabilities assumed as of the acquisition date and was recorded as an increase to goodwill. In addition, the Company will continue to accrue interest related to this matter until such time as the outcome is known or until evidence is presented that we are more likely than not to prevail. During 2012, the Company accrued $1.2 million of additional interest that has accumulated since the date of the acquisition as a charge to current income tax expense.

Acquisition-related costs of $14.5 million that were incurred during the twelve months ended December 31, 2012, and $5.6 million that were expensed during 2011, were classified as Selling, General and Administrative expenses.
Had the acquisition occurred on January 1, 2011, unaudited pro forma consolidated results for the twelve month periods ending December 31, 2012 and 2011 would have been as follows:

	Twelve Months Ended December 31,
(in millions of dollar, except per share data)	2012	2011
Net sales	$1,895.0	$2,064.0
Income from continuing operations	60.4	116.7
Income from continuing operations per common share (diluted)	$0.53	$1.03

The pro forma amounts above are not necessarily indicative of the results that would have occurred if the acquisition had been completed on January 1, 2011. The pro forma amounts are based on the historical results of operations, and are adjusted for depreciation and amortization of finite-lived intangibles and property, plant and equipment, and other charges related to acquisition accounting. The pro forma results of operations for the twelve months ended December 31, 2011 have also been adjusted to include certain transaction and financing related costs in the first year of combined reporting. These 2011 adjustments include: amortization of the purchase accounting step-up in inventory cost of $13.3 million, transaction costs related to the Merger of $20.1 million and expenses of $88.0 million related to the Company's refinancing completed on May 1, 2012. Also included is $101.9 million for the release of the U.S. tax valuation allowance as if the Company began providing a tax benefit on U.S. losses beginning January 1, 2011.

Long-term Debt and Short-term Borrowings	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt and Short-Term Borrowings
Long-term Debt and Short-term Borrowings
Notes payable and long-term debt consisted of the following as of December 31, 2012 and 2011:

(in millions of dollars)	2012	2011
U.S. Dollar Senior Secured Term Loan B, due May 2019 (floating interest rate of 4.25% at December 31, 2012)	$326.8	$—
U.S. Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 3.32% at December 31, 2012)	220.8	—
Canadian Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 4.26% at December 31, 2012)	21.8	—
Senior Unsecured Notes, due May 2020 (fixed interest rate of 6.75%)	500.0	—
Senior Secured Notes, due March 2015, net of discount (fixed interest rate of 10.625%)	—	420.9	(1)
U.S. Dollar Senior Subordinated Notes, due August 2015 (fixed interest rate of 7.625%)	—	246.3
Other borrowings	2.7	1.8
Total debt	1,072.1	669.0
Less: current portion	(1.3)	(0.2)
Total long-term debt	$1,070.8	$668.8

(1)	Net of unamortized original issue discount of $4.2 million as of December 31, 2011.
As of December 31, 2012, there were no borrowings under the $250 million senior secured revolving credit facility. The amount available for borrowings was $238.5 million (allowing for $11.5 million of letters of credit outstanding on that date).
On May 1, 2012 we entered into a refinancing in conjunction with the Merger. The refinancing reduced our effective interest rate while increasing our borrowing capacity and extending the maturities of our credit facilities.
The new credit facilities and notes are as follows:

•	$250 million of U.S. Dollar Senior Secured Revolving Credit Facilities due May 2017

•	$285 million of U.S. Dollar Senior Secured Term Loan A due May 2017

•	C$34.5 million of Canadian Dollar Senior Secured Term Loan A due May 2017

•	$450 million of U.S. Dollar Senior Secured Term Loan B due May 2019

•	$500 million of U.S. Dollar Senior Unsecured Notes due May 2020
Interest rates under the senior secured term loans are based on the London Interbank Offered Rate ("LIBOR"). The range of borrowing costs under the pricing grid is LIBOR plus 3.00% for the Term A loans and LIBOR plus 3.25% with a LIBOR rate floor of 1.00% for the Term B loans. The senior secured credit facilities had a weighted average interest rate of 3.89% as of December 31, 2012 and the senior unsecured notes have an interest rate of 6.75%.
In addition on May 1, 2012 we repurchased or discharged all of our outstanding senior secured notes of $425.1 million, due March 2015, for $464.7 million including a premium and related fees of $39.6 million. On May 4, 2012 we redeemed all of our outstanding senior subordinated notes of $246.3 million, due August 2015, for $252.6 million including a premium of $6.3 million. We also terminated our senior secured asset-based revolving credit facility of $175.0 million, which was undrawn as of May 1, 2012. Associated with these transactions were $15.5 million in write-offs for original issue discount and debt origination costs.
In conjunction with our refinancing, we paid $38.5 million in additional bank, legal and advisory fees associated with our new credit facilities. These fees were capitalized and are being amortized over the life of the credit facilities and senior unsecured notes.
During 2012, we voluntarily repaid $64.2 million of our U.S. Dollar Senior Secured Term Loan A, $12.9 million of our Canadian Dollar Senior Secured Term Loan A and $123.2 million of our U.S. Dollar Senior Secured Term Loan B.
During 2011, we repurchased $34.9 million of our Senior Secured Notes and $25.0 million of our Senior Subordinated Notes. We paid a $3.0 million premium on the repurchase of our Senior Secured Notes, which was included in Other expense, net in the Consolidated Statements of Operations.
Loan Covenants
We must meet certain restrictive financial covenants as defined under the senior secured credit facilities. The covenants become more restrictive over time and require us to maintain certain ratios related to consolidated leverage and consolidated interest coverage. We are also subject to certain customary restrictive covenants under the senior unsecured notes.
The table below sets forth the financial covenant ratio levels under the senior secured credit facilities:

	Maximum Consolidated Leverage Ratio(1)	Minimum - Interest Coverage Ratio(2)
May 1, 2012 to December 31, 2012	4.50:1.00	3.00:1.00
January 1, 2013 to December 31, 2013	4.25:1.00	3.00:1.00
January 1, 2014 to December 31, 2014	4.00:1.00	3.25:1.00
January 1, 2015 to December 31, 2015	3.75:1.00	3.25:1.00
January 1, 2016 and thereafter	3.50:1.00	3.50:1.00

(1)
The leverage ratio is computed by dividing our net indebtedness by the cumulative four-quarter-trailing EBITDA, which excludes transaction, restructuring, integration and other charges up to certain limits as well as other adjustments as defined under the senior secured credit facilities.

(2)
The interest coverage ratio for any period is the cumulative four-quarter-trailing EBITDA, for the Company, for such period, adjusted as provided in (1), divided by cash interest expense for the Company for such period and other adjustments, all as defined under the senior secured credit facilities.

The senior secured credit facilities contain customary events of default, including payment defaults, breach of representations and warranties, covenant defaults, cross-defaults and cross-accelerations, certain bankruptcy or insolvency events, certain ERISA-related events, changes in control or ownership, and invalidity of any loan document.

The indenture governing the senior unsecured notes does not contain financial performance covenants. However, that indenture does contain covenants that limit, among other things, our ability and the ability of our restricted subsidiaries to:

•	incur additional indebtedness;

•	pay dividends on our capital stock or repurchase our capital stock;

•	enter into or permit to exist contractual limits on the ability of our subsidiaries to pay dividends to the Company;

•	enter into certain transactions with affiliates;

•	make investments;

•	create liens; and

•	sell certain assets or merge with or into other companies.

Certain of these covenants will be subject to suspension when and if the notes are rated at least “BBB–” by Standard & Poor’s or at least “Baa3” by Moody’s. Each of the covenants is subject to a number of important exceptions and qualifications.
Guarantees and Security

Obligations under the senior secured credit facilities are irrevocably and unconditionally guaranteed, jointly and severally, by certain of our existing and future domestic subsidiaries. In the case of the obligations of ACCO Brands Canada its senior secured term loan A is guaranteed by its future subsidiaries and by the Company's other existing and future Canadian subsidiaries.

The senior unsecured notes are irrevocably and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by each of our existing and future domestic subsidiaries other than certain excluded subsidiaries. The senior unsecured notes and the related guarantees will rank equally in right of payment with all of the existing and future senior debt of the Company, Mead Products and the guarantors, senior in right of payment to all of the existing and future subordinated debt of the Company, Mead Products and the guarantors, and effectively subordinated to all of the existing and future secured indebtedness of the Company, Mead Products and the guarantors to the extent of the value of the assets securing such indebtedness. The senior unsecured notes and the guarantees are and structurally subordinated to all existing and future liabilities, including trade payables, of each of the Company's and Mead Products’ subsidiaries that do not guarantee the notes.
Compliance with Loan Covenants
As of and for the year ended December 31, 2012, we were in compliance with all applicable loan covenants.

Pension and Other Retiree Benefits	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Retiree Benefits
Pension and Other Retiree Benefits

We have a number of pension plans, principally in the U.K. and the U.S. The plans provide for payment of retirement benefits, mainly commencing between the ages of 60 and 65, and also for payment of certain disability and severance benefits. After meeting certain qualifications, an employee acquires a vested right to future benefits. The benefits payable under the plans are generally determined on the basis of an employee’s length of service and earnings. Cash contributions to the plans are made as necessary to ensure legal funding requirements are satisfied.

The Company provides post-retirement health care and life insurance benefits to certain employees and retirees in the U.S. and certain employee groups outside of the U.S. These benefit plans for ACCO Brands legacy employees have been frozen to new participants. Many employees and retirees outside of the U.S. are covered by government health care programs.

On January 20, 2009, the Company’s Board of Directors approved plan amendments to temporarily freeze our ACCO Brands legacy U.S. pension and non-qualified supplemental retirement plans effective March 7, 2009. No additional benefits will accrue under these plans after that date until further action by the Board of Directors. On September 30, 2012 our U.K. pension plan was frozen.

The Merger with Mead C&OP has added additional pension and post-retirement plans in the U.S. and Canada. In the U.S. we have added a pension plan for certain bargained hourly employees of Mead C&OP. In Canada we have assumed the Mead C&OP pension and post-retirement plans for its Canadian employees.

The following table sets forth our defined benefit pension plans and other post-retirement benefit plans funded status and the amounts recognized in our consolidated balance sheets:

	Pension Benefits				Post-retirement
	U.S.		International
(in millions of dollars)	2012	2011	2012	2011	2012	2011
Change in projected benefit obligation (PBO)
Projected benefit obligation at beginning of year	$171.9	$162.5	$284.6	$268.3	$13.4	$13.3
Service cost	1.2	—	2.1	2.1	0.2	0.2
Interest cost	8.4	8.6	14.3	14.7	0.6	0.6
Actuarial loss	19.9	9.5	30.7	14.2	0.1	—
Participants’ contributions	—	—	0.8	0.9	0.2	0.2
Benefits paid	(12.2)	(8.7)	(13.2)	(13.0)	(0.8)	(0.9)
Curtailment gain	—	—	—	(0.6)	—	—
Foreign exchange rate changes	—	—	13.6	(2.0)	0.2	—
Other items	0.7	—	(0.4)	—	—	—
Mead C&OP acquisition	1.8	—	28.5	—	2.1	—
Projected benefit obligation at end of year	191.7	171.9	361.0	284.6	16.0	13.4
Change in plan assets
Fair value of plan assets at beginning of year	119.1	124.8	242.7	242.3	—	—
Actual return on plan assets	19.8	(3.2)	35.5	7.0	—	—
Employer contributions	8.7	6.2	9.9	6.6	0.6	0.7
Participants’ contributions	—	—	0.8	0.9	0.2	0.2
Benefits paid	(12.2)	(8.7)	(13.2)	(13.0)	(0.8)	(0.9)
Foreign exchange rate changes	—	—	11.8	(1.1)	—	—
Mead C&OP acquisition	—	—	24.4	—	—	—
Fair value of plan assets at end of year	135.4	119.1	311.9	242.7	—	—
Funded status (Fair value of plan assets less PBO)	$(56.3)	$(52.8)	$(49.1)	$(41.9)	$(16.0)	$(13.4)
Amounts recognized in the consolidated balance sheet consist of:
Other current liabilities	$—	$0.2	$0.5	$0.6	$1.1	$1.2
Accrued benefit liability(1)	56.3	52.6	48.6	41.3	14.9	12.2
Components of accumulated other comprehensive income, net of tax:
Unrecognized prior service cost	0.4	—	(0.2)	0.4	—	—
Unrecognized actuarial loss (gain)	57.8	56.1	74.2	62.2	(1.1)	(2.6)

(1)
Pension and post-retirement liabilities of $119.8 million as of December 31, 2012, increased from $106.1 million as of December 31, 2011, due to lower discount rates compared to prior year assumptions, partially offset by the over performance of the assets of the pension plans compared to the expected long-term rate of return of the assets of the pension plans.

Of the amounts included within accumulated other comprehensive income (loss), we expect to recognize the following pre-tax amounts as components of net periodic benefit cost during 2013:

	Pension Benefits		Post-retirement
(in millions of dollars)	U.S.	International
Prior service cost	$0.1	$—	$—
Actuarial loss (gain)	9.6	2.5	(0.7)
	$9.7	$2.5	$(0.7)

All of our plans have projected benefit obligations in excess of plan assets.

The accumulated benefit obligation for all defined benefit pension plans was $536.2 million and $443.6 million at December 31, 2012 and 2011, respectively.

The following table sets out information for pension plans with an accumulated benefit obligation in excess of plan assets:

	U.S.		International
(in millions of dollars)	2012	2011	2012	2011
Projected benefit obligation	$191.7	$171.9	$349.6	$272.8
Accumulated benefit obligation	189.8	171.9	335.3	260.2
Fair value of plan assets	135.4	119.1	300.6	230.9

The components of net periodic benefit cost for pension and post-retirement plans for the years ended December 31, 2012, 2011, and 2010, respectively, were as follows:

	Pension Benefits						Post-retirement
	U.S.			International
(in millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost	$1.2	$—	$—	$2.1	$2.1	$2.3	$0.2	$0.2	$0.2
Interest cost	8.4	8.6	8.9	14.3	14.7	14.6	0.6	0.6	0.7
Expected return on plan assets	(10.4)	(10.7)	(10.4)	(16.2)	(16.0)	(15.1)	—	—	—
Amortization of prior service cost	—	—	—	0.4	0.2	0.1	—	—	—
Amortization of net loss (gain)	6.2	4.3	3.0	2.2	3.9	4.8	(1.6)	(0.6)	(0.9)
Curtailment	—	—	—	—	(0.2)	—	—	—	—
Settlement loss	0.7	—	—	—	—	—	—	—	—
Net periodic benefit cost	$6.1	$2.2	$1.5	$2.8	$4.7	$6.7	$(0.8)	$0.2	$—

During the second quarter of 2012, due to of the Merger, we settled the Amended and Restated ACCO Brands Corporation Supplemental Retirement Plan (the "SRP"), which resulted in a settlement charge of $0.7 million. The SRP provided that the accrued vested benefit of each participant be paid in an actuarial equivalent lump sum upon the occurrence of a change of control (as defined in the SRP).

During the first quarter of 2012, we changed the amortization of our net loss included in accumulated other comprehensive income (loss) for our U.K. pension plan from the average remaining service period of active employees expected to receive benefits under the plan to the average remaining life expectancy of the inactive participants. This change was the result of decreases in plan participation resulting in substantially all of the participants now being inactive. This change reduced the net periodic benefit cost by approximately $3.3 million for the year ended December 31, 2012.
Other changes in plan assets and benefit obligations that were recognized in other comprehensive income (loss) during the years ended December 31, 2012, 2011, and 2010 were as follows:

	Pension Benefits						Post-retirement
	U.S.			International
(in millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Current year actuarial loss (gain)	$9.6	$23.5	$(0.2)	$11.4	$22.8	$(4.2)	$0.1	$—	$—
Amortization of actuarial (loss) gain	(6.2)	(4.3)	(3.0)	(2.2)	(3.9)	(4.8)	1.6	0.6	0.9
Current year prior service cost (income)	0.8	—	—	(0.3)	—	—	—	—	—
Amortization of prior service cost	—	—	—	(0.4)	(0.2)	(0.1)	—	—	—
Exchange rate adjustment	—	—	—	4.1	(1.0)	(3.2)	(0.1)	—	0.1
Total recognized in other comprehensive income (loss)	$4.2	$19.2	$(3.2)	$12.6	$17.7	$(12.3)	$1.6	$0.6	$1.0
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$10.3	$21.4	$(1.7)	$15.4	$22.4	$(5.6)	$0.8	$0.8	$1.0

Assumptions
Weighted average assumptions used to determine benefit obligations for the years ended December 31, 2012, 2011, and 2010 were as follows:

	Pension Benefits						Post-retirement
	U.S.			International
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Discount rate	4.2%	5.0%	5.5%	4.3%	4.7%	5.4%	4.0%	4.5%	5.0%
Rate of compensation increase	N/A	N/A	N/A	4.0%	3.6%	4.4%	—	—	—
Weighted average assumptions used to determine net cost for the years ended December 31, 2012, 2011, and 2010 were as follows:

	Pension Benefits						Post-retirement
	U.S.			International
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Discount rate	5.0%	5.5%	5.9%	4.7%	5.4%	5.8%	4.5%	5.0%	5.9%
Expected long-term rate of return	8.2%	8.2%	8.2%	6.2%	6.4%	6.8%	—	—	—
Rate of compensation increase	N/A	N/A	N/A	3.6%	4.4%	4.5%	—	—	—
Weighted average health care cost trend rates used to determine post-retirement benefit obligations and net cost as of December 31, 2012, 2011, and 2010 were as follows:

	Post-retirement Benefits
	2012	2011	2010
Health care cost trend rate assumed for next year	7%	7%	8%
Rate that the cost trend rate is assumed to decline (the ultimate trend rate)	5%	5%	5%
Year that the rate reaches the ultimate trend rate	2020	2020	2020

Assumed health care cost trend rates may have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-Percentage-	1-Percentage-
(in millions of dollars)	Point Increase	Point Decrease
Increase (decrease) on total of service and interest cost	$0.1	$(0.2)
Increase (decrease) on post-retirement benefit obligation	1.6	(1.4)

Plan Assets
The investment strategy for the Company is to optimize investment returns through a diversified portfolio of investments, taking into consideration underlying plan liabilities and asset volatility. Each plan has a different target asset allocation, which is reviewed periodically and is based on the underlying liability structure. The target asset allocation for our U.S. plan is 65% in equity securities, 20% in fixed income securities and 15% in alternative assets. The target asset allocation for non-U.S. plans is set by the local plan trustees.

Our pension plan weighted average asset allocations as of December 31, 2012 and 2011 were as follows:

	2012		2011
	U.S.	International	U.S.	International
Asset category
Equity securities	64%	47%	63%	48%
Fixed income	30	39	32	42
Real estate	—	4	—	4
Other(1)	6	10	5	6
Total	100%	100%	100%	100%

(1)	Insurance contracts, multi-strategy hedge funds and cash and cash equivalents for certain of our plans.

U.S. Pension Plan Assets

Fair value measurements of our U.S. pension plan assets by asset category as of December 31, 2012 were as follows:

(in millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2012
Common stocks	$8.1	$—	$—	$8.1
Mutual funds	79.1	—	—	79.1
Common collective trust funds	—	8.0	—	8.0
Government debt securities	—	4.4	—	4.4
Corporate debt securities	—	11.2	—	11.2
Asset-backed securities	—	8.6	—	8.6
Multi-strategy hedge funds	—	6.2	—	6.2
Government mortgage-backed securities	—	4.2	—	4.2
Collateralized mortgage obligations, mortgage backed securities, and other	—	5.6	—	5.6
Total	$87.2	$48.2	$—	$135.4

Fair value measurements of our U.S. pension plan assets by asset category as of December 31, 2011 were as follows:

(in millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2011
Common stocks	$6.9	$—	$—	$6.9
Mutual funds	68.3	—	—	68.3
Government debt securities	—	10.9	—	10.9
Corporate debt securities	—	8.0	—	8.0
Asset-backed securities	—	7.8	—	7.8
Multi-strategy hedge funds	—	5.4	—	5.4
Government mortgage-backed securities	—	4.0	—	4.0
Common collective trust funds, collateralized mortgage obligations, mortgage backed securities, and other fixed income securities	—	7.8	—	7.8
Total	$75.2	$43.9	$—	$119.1

Mutual funds and common stocks: The fair values of mutual fund and common stock fund investments are determined by obtaining quoted prices on nationally recognized securities exchanges (level 1 inputs).

Debt securities: Fixed income securities, such as corporate and government bonds, collateralized mortgage obligations, asset-backed securities, and other debt securities are valued using quotes from independent pricing vendors based on recent trading activity and other relevant information, including market interest rate curves, referenced credit spreads, and estimated prepayment rates, where applicable (level 2 inputs).

Multi-strategy hedge funds: The fair values of participation units held in multi-strategy hedge funds are based on their net asset values, as reported by the managers of the funds and are based on the daily closing prices of the underlying investments (level 2 inputs).

Common collective trusts: The fair values of participation units held in common collective trusts are based on their net asset values, as reported by the managers of the common collective trusts and as supported by the unit prices of actual purchase and sale transactions occurring as of or close to the financial statement date (level 2 inputs).

International Pension Plans Assets

Fair value measurements of our international pension plans assets by asset category as of December 31, 2012 were as follows:

(in millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2012
Cash and cash equivalents	$4.3	$—	$—	$4.3
Equity securities	130.5	15.8	—	146.3
Corporate debt securities	—	103.6	—	103.6
Multi-strategy hedge funds	—	15.0	—	15.0
Insurance contracts	—	12.2	—	12.2
Other debt securities	—	10.3	—	10.3
Real estate	—	9.9	1.0	10.9
Government debt securities	—	9.3	—	9.3
Total	$134.8	$176.1	$1.0	$311.9

Fair value measurements of our international pension plans assets by asset category as of December 31, 2011 were as follows:

(in millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2011
Cash and cash equivalents	$3.2	$—	$—	$3.2
Equity securities	116.6	—	—	116.6
Corporate debt securities	—	82.6	—	82.6
Real estate	—	10.0	—	10.0
Insurance contracts	—	9.7	—	9.7
Other debt securities	—	9.7	—	9.7
Government debt securities	—	9.0	—	9.0
Multi-strategy hedge funds	—	1.9	—	1.9
Total	$119.8	$122.9	$—	$242.7

Equity securities: The fair values of equity securities are determined by obtaining quoted prices on nationally recognized securities exchanges (level 1 inputs).

Debt securities: Fixed income securities, such as corporate and government bonds and other debt securities consisting of index linked securities. These debt securities are valued using quotes from independent pricing vendors based on recent trading activity and other relevant information, including market interest rate curves, referenced credit spreads, and estimated prepayment rates, where applicable (level 2 inputs).

Real estate: Real estate, exclusive of the Canadian plan, consists of managed real estate investment trust securities (level 2 inputs). Real estate in the Canadian plan was acquired in the Merger of Mead C&OP and the properties are appraised by a third party on an annual basis (level 3 inputs). There have been no substantial purchases or gain/losses since the Merger.

Insurance contracts: Valued at contributions made, plus earnings, less participant withdrawals and administrative expenses, which approximate fair value (level 2 inputs).

Multi-strategy hedge funds: The fair values of participation units held in multi-strategy hedge funds are based on their net asset values, as reported by the managers of the funds and are based on the daily closing prices of the underlying investments (level 2 inputs).

Cash Contributions

We contributed $19.2 million to our defined benefit plans in 2012, including $3.3 million for the settlement of the SRP.

We expect to contribute $14.3 million to our defined benefit plans in 2013.

The following table presents estimated future benefit payments for the next ten fiscal years:

	Pension	Post-retirement
(in millions of dollars)	Benefits	Benefits
2013	$21.5	$1.1
2014	$22.3	$1.2
2015	$22.7	$1.1
2016	$23.3	$1.1
2017	$24.0	$1.1
Years 2018 — 2022	$125.8	$4.9

We also sponsor a number of defined contribution plans. Contributions are determined under various formulas. Costs related to such plans amounted to $8.0 million, $6.6 million and $6.1 million for the years ended December 31, 2012, 2011, and 2010, respectively. The $1.4 million increase in defined contribution plan costs in 2012 compared to 2011 was due to the Merger with Mead C&OP.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation

We have two share-based compensation plans under which a total of 15,665,000 shares may be issued under awards to key employees and non-employee directors.

The following table summarizes the impact of all stock-based compensation expense on our consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010.

(in millions of dollars)	2012	2011	2010
Advertising, selling, general and administrative expense	$9.2	$6.3	$4.2
Income from continuing operations before income tax	9.2	6.3	4.2
Income tax expense	3.3	0.2	0.2
Net income	$5.9	$6.1	$4.0

There was no capitalization of stock based compensation expense.

Stock-based compensation expense by award type (including stock options, stock-settled appreciation rights (“SSARs”), restricted stock units (“RSUs”) and performance stock units (“PSUs”)) for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in millions of dollars)	2012	2011	2010
Stock option compensation expense	$1.8	$0.6	$0.4
SSAR compensation expense	0.1	0.2	0.2
RSU compensation expense	3.9	3.0	2.8
PSU compensation expense	3.4	2.5	0.8
Total stock-based compensation	$9.2	$6.3	$4.2

Stock Option and SSAR Awards

The exercise price of each stock option and SSAR equals or exceeds the fair market price of our stock on the date of grant. Options/SSARs can generally be exercised over a maximum term of up to seven years. Stock options/SSARs outstanding as of December 31, 2012 generally vest ratably over three years. There were no SSAR or option awards issued during 2010. During 2011 and 2012, we granted only option awards. The fair value of each option/SSAR grant is estimated on the date of grant using the Black-Scholes option-pricing model using the weighted average assumptions as outlined in the following table:

	Year Ended December 31,
	2012		2011
Weighted average expected lives	4.5	years	4.5	years
Weighted average risk-free interest rate	0.75%		1.65%
Weighted average expected volatility	55.7%		50.7%
Expected dividend yield	0.0%		0.0%
Weighted average grant date fair value	$5.41		$3.85

We have utilized historical volatility for a pool of peer companies for a period of time that is comparable to the expected life of the option/SSAR to determine volatility assumptions for stock-based compensation prior to 2012. Beginning with 2012 volatility is calculated using a combination of peer companies (50%) and ACCO Brands' historic volatility (50%). The weighted average expected option/SSAR term reflects the application of the simplified method, which defines the life as the average of the contractual term of the option/SSAR and the weighted average vesting period for all option tranches. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Forfeitures are estimated at the time of grant in order to calculate the amount of share-based payment awards ultimately expected to vest. The forfeiture rate is based on historical rates.

A summary of the changes in stock options/SSARs outstanding under the Company’s stock compensation plans during the year ended December 31, 2012 is presented below:

	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2011	6,108,456	$12.23
Granted	698,526	$11.83
Exercised	(297,446)	$1.58
Lapsed	(1,630,983)	$20.28
Outstanding at December 31, 2012	4,878,553	$10.12	3.2 years	$9.7	million
Exercisable shares at December 31, 2012	3,796,756	$9.95	2.4 years	$9.7	million
Options/SSARs vested or expected to vest	4,814,335	$10.12	3.1 years	$9.7	million

We received cash of $0.2 million and $0.1 million from the exercise of stock options for the years ended December 31, 2012 and 2011, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2012 and 2011, were not significant. No stock options were exercised in 2010. The aggregate intrinsic value of SSARs exercised during the years ended December 31, 2012, 2011 and 2010 totaled $2.5 million, $3.0 million and $2.1 million, respectively. The fair value of options and SSARs vested during the years ended December 31, 2012, 2011 and 2010 was $1.0 million, $0.6 million and $1.1 million, respectively. As of December 31, 2012, we had unrecognized compensation expense related to stock options of $3.7 million, which will be recognized over a weighted-average period of 2.1 years.

Stock Unit Awards

The ACCO Brands Corporation 2011 Amended and Restated ACCO Brands Corporation Incentive Plan provides for stock based awards in the form of RSUs, PSUs, incentive and non-qualified stock options, and stock appreciation rights, any of which may be granted alone or with other types of awards and dividend equivalents. RSUs vest over a pre-determined period of time, generally three to four years from the date of grant. Stock-based compensation expense for the years ended December 31, 2012, 2011 and 2010 includes $0.9 million, $0.6 million and $0.7 million, respectively, of expense related to RSUs granted to non-employee directors, which became fully vested on the grant date. PSUs also vest over a pre-determined period of time, minimally three years, but are further subject to the achievement of certain business performance criteria in future periods. Based upon the level of achieved performance, the number of shares actually awarded can vary from 0% to 150% of the original grant.

There were 1,428,592 RSUs outstanding at December 31, 2012. All outstanding RSUs as of December 31, 2012 vest within four years of their date of grant. Also outstanding at December 31, 2012 were 1,571,005 PSUs. All outstanding PSUs as of December 31, 2012 vest at the end of their respective performance periods subject to achievement of the performance targets associated with such awards. Upon vesting, all of the remaining PSU awards will be converted into the right to receive one share of common stock of the Company for each unit that vests. The cost of these awards is determined using the fair value of the shares on the date of grant, and compensation expense is generally recognized over the period during which the employees provide the requisite service to the Company. We generally recognize compensation expense for our PSU awards ratably over the performance period based on management’s judgment of the likelihood that performance measures will be attained. We generally recognize compensation expense for our RSU awards ratably over the service period.

A summary of the changes in the stock unit awards outstanding under our equity compensation plans during 2012 is presented below:

	Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2011	2,391,360	$8.80
Granted	1,536,779	$11.54
Vested	(453,831)	$11.11
Forfeited and cancelled	(474,711)	$9.25
Outstanding at December 31, 2012	2,999,597	$9.78

The weighted-average grant date fair value of our stock unit awards was $11.54, $8.73, and $7.06 for the years ended December 31, 2012, 2011 and 2010, respectively. The fair value of stock unit awards that vested during the years ended December 31, 2012, 2011 and 2010 was $5.0 million, $2.5 million and $1.3 million, respectively. As of December 31, 2012, the Company had unrecognized compensation expense related to RSUs and PSUs of $7.2 million and $7.8 million, respectively. The unrecognized compensation expense related to RSUs and PSUs will be recognized over a weighted-average period of 2.3 years and 1.8 years, respectively.

We will satisfy the requirement for delivering the common shares for stock-based plans by issuing new shares.

Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories

Inventories are stated at the lower of cost or market value. The components of inventories were as follows:

	December 31,
(in millions of dollars)	2012	2011
Raw materials	$40.1	$23.9
Work in process	5.4	3.6
Finished goods	220.0	170.2
Total inventories	$265.5	$197.7

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment

Property, plant and equipment, net consisted of:

	December 31,
(in millions of dollars)	2012	2011
Land and improvements	$27.5	$13.6
Buildings and improvements to leaseholds	151.3	115.5
Machinery and equipment	379.2	321.7
Construction in progress	33.4	12.5
	591.4	463.3
Less: accumulated depreciation	(317.8)	(316.1)
Property, plant and equipment, net(1)	$273.6	$147.2

(1)
Net property, plant and equipment as of December 31, 2012 and 2011 contained $26.9 million and $24.9 million of computer software assets, which are classified within machinery and equipment and construction in progress. Amortization of software costs was $8.4 million, $9.5 million and $10.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Goodwill and Identifiable Intangibles	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Identifiable Intangibles
Goodwill and Identifiable Intangible Assets
Goodwill
Changes in the net carrying amount of goodwill by segment were as follows:

(in millions of dollars)	ACCO Brands North America		ACCO Brands International		Computer Products Group	Total

Balance at December 31, 2010	$78.0	(1)	$52.1	(1)	$6.8	$136.9
Translation	(0.2)		(1.7)		—	(1.9)
Balance at December 31, 2011	77.8		50.4		6.8	135.0
Mead C&OP acquisition	318.7		144.7		—	463.4
Translation	(0.2)		(8.8)		—	(9.0)
Balance at December 31, 2012	$396.3		$186.3		$6.8	$589.4
Goodwill	$527.2		$270.5		$6.8	$804.5
Accumulated impairment losses	(130.9)		(84.2)		—	(215.1)
Balance at December 31, 2012	$396.3		$186.3		$6.8	$589.4

(1)
We implemented certain organizational changes in conjunction with the Merger. Effective as of the second quarter of 2012, our former ACCO Brands Americas segment became ACCO Brands North America as the pre-acquisition Latin America business was moved into the ACCO Brands International segment. Goodwill associated with our legacy ACCO Brands Latin America business is therefore now included in the ACCO Brands International segment.

The authoritative guidance on goodwill and other intangible assets requires that goodwill be tested for impairment at a reporting unit level. We have determined that our reporting units are ACCO Brands North America, ACCO Brands International and Computer Products Group segments. We test goodwill for impairment annually and whenever events or circumstances make it more likely than not that an impairment may have occurred. During 2012, we adopted ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment. ASU No. 2011-08 permits entities to first assess qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test included in U.S. GAAP. Entities are not required to calculate the fair value of a reporting unit unless they determine that it is more likely than not that the fair value is less than the carrying amount. We concluded that it was not necessary to apply the traditional two-step fair value quantitative impairment test in ASC 350 to any of our reporting units in 2012. When applying a fair-value-based test, if it is determined to be required, the fair value of a reporting unit is compared to its carrying value. If the fair value of a reporting unit exceeds the carrying value of the net assets assigned to a reporting unit, goodwill is considered not impaired and no further testing is required. If the carrying value of the net assets assigned to a reporting unit exceeds the fair value of a  reporting unit, the second step of the impairment test is performed in order to determine the implied fair value of a reporting unit’s goodwill. Determining the implied fair value of goodwill requires valuation of a reporting unit’s tangible and intangible assets and liabilities in a manner similar to the allocation of purchase price in a business combination. If the carrying value of a reporting unit’s goodwill exceeds its implied fair value, goodwill is deemed impaired and is written down to the extent of the difference. Based upon our most recent annual qualitative impairment test completed during 2012, it is not more likely than not that the fair value of the reporting units goodwill is less than their carrying amounts.

Goodwill has been recorded on our balance sheet related to the Merger and represents the excess of the cost of the acquisition when compared to the fair value estimate of the net assets acquired on May 1, 2012 (the date of the Merger). See Note 3, Acquisitions, for details on the preliminary calculation of the goodwill acquired in the Merger with Mead C&OP.
Given the current economic environment and the uncertainties regarding the impact on our business, there can be no assurance that our estimates and assumptions made for purposes of our impairment testing in 2012 will prove to be accurate predictions of the future. If our assumptions regarding forecasted revenue or margin growth rates are not achieved, we may be required to record additional impairment charges in future periods, whether in connection with our next annual impairment testing in the second quarter of 2013 or prior to that, if any such change constitutes a triggering event outside of the quarter from when the annual impairment test is performed. It is not possible at this time to determine if any such future impairment charge would result or, if it does, whether such charge would be material.
Identifiable Intangibles
The identifiable intangible assets of $543.2 million acquired in the Merger with Mead C&OP include trade names and customer relationships and were recorded at their fair values. The values assigned were based on the estimated future discounted cash flows attributable to the asset. These future cash flows were estimated based on the historical cash flows and then adjusted for anticipated future changes, primarily expected changes in sales volume or price. We have assigned an indefinite life to certain trade names, which include the Five Star®, Mead®, Tilibra and Hilroy brands, based on the Company's intention to use these trade names for an indefinite period of time and the expected sustainability of brands and the product categories and cash flows with which they are associated. Each of the named brands has a long history of high brand recognition in the markets that it serves, has significant market share in the product categories in which it competes and has demonstrated strong historical financial performance.

The customer relationships and certain trade names will be amortized on an accelerated basis. Definite-lived trade names and customer relationships are expected to be amortized over lives ranging from 10 to 15 years from the Merger date of May 1, 2012.

The allocations of the acquired identifiable intangibles acquired in the Merger are as follows:

(in millions of dollars)	Estimated Fair Value	Estimated Average Remaining Useful Life
Trade names - indefinite lived	$415.3	Indefinite
Trade names - finite lived	50.3	10-15 years
Customer relationships	77.6	10-15 years
	$543.2

As of June 1, 2012, $21.4 million of the value previously assigned to one of our legacy indefinite-lived trade names was changed to an amortizable intangible asset. The change was made in respect of decisions regarding our future use of the trade name. We commenced amortizing the trade name in June of 2012 on a prospective basis over a life of 30 years.
The gross carrying value and accumulated amortization by class of identifiable intangible assets as of December 31, 2012 and 2011 are as follows:

	December 31, 2012					December 31, 2011
(in millions of dollars)	Gross Carrying Amounts		Accumulated Amortization		Net Book Value	Gross Carrying Amounts		Accumulated Amortization		Net Book Value
Indefinite-lived intangible assets:
Trade names	$524.9		$(44.5)	(1)	$480.4	$138.2	(2)	$(44.5)	(1)	$93.7
Amortizable intangible assets:
Trade names	130.9	(2)	(36.7)		94.2	58.0		(27.8)		30.2
Customer and contractual relationships	103.7		(32.7)		71.0	26.1		(21.5)		4.6
Patents/proprietary technology	10.4		(9.4)		1.0	10.4		(8.5)		1.9
Subtotal	245.0		(78.8)		166.2	94.5		(57.8)		36.7
Total identifiable intangibles	$769.9		$(123.3)		$646.6	$232.7		$(102.3)		$130.4

(1)	Accumulated amortization prior to the adoption of authoritative guidance on goodwill and other intangible assets, at which time further amortization ceased.

(2)	A trade name with a gross carrying value of $21.4 million has been reclassified to amortizable intangible assets effective in the second quarter of 2012.
The Company’s intangible amortization was $19.9 million, $6.3 million and $6.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.
Estimated amortization expense for amortizable intangible assets for the next five years is as follows:

(in millions of dollars)	2013	2014	2015	2016	2017
Estimated amortization expense	$24.7	$22.2	$19.9	$17.5	$14.3

Actual amounts of amortization expense may differ from estimated amounts due to changes in foreign currency exchange rates, additional intangible asset acquisitions, impairment of intangible assets, accelerated amortization of intangible assets and other events.

Restructuring	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring

During the year 2012, we initiated cost savings plans related to the consolidation and integration of the recently acquired Mead C&OP business. The most significant of these plans relates to our dated goods business and includes the 2013 closure of a manufacturing and distribution facility in East Texas, Pennsylvania and relocation of its activities to other facilities within the Company. We have also committed to certain cost savings plans that are expected to improve the efficiency and effectiveness of our U.S. and European businesses, which are independent of any plans related to our acquisition of the Mead C&OP business.

During the year ended December 31, 2012, the Company recorded restructuring charges of $24.3 million. No new restructuring initiatives were expensed in the years ended December 31, 2011 or 2010.

A summary of the activity in the restructuring accounts and a reconciliation of the liability for the year ended December 31, 2012 is as follows:

(in millions of dollars)	Balance at December 31, 2011	Provision/ (Income)	Cash Expenditures	Non-cash Items/ Currency Change	Balance at December 31, 2012
Employee termination costs	$0.3	$24.0	$(9.2)	$0.1	$15.2
Termination of lease agreements	0.7	(0.1)	(0.4)	—	0.2
Other	—	0.1	(0.1)	—	—
Sub-total	1.0	24.0	(9.7)	0.1	15.4
Asset impairments/net loss on disposal of assets resulting from restructuring activities	0.2	0.3	(0.3)	(0.2)	—
Total restructuring liability	$1.2	$24.3	$(10.0)	$(0.1)	$15.4

Management expects the $15.2 million employee termination costs balance to be substantially paid within the next 12 months. Cash payments associated with lease termination costs of $0.2 million are expected to be paid within the next six months.

Not included in the restructuring table above is a $0.1 million net gain on the sale of a manufacturing facility and certain assets in the U.K. The sale, which occurred during the second quarter of 2012, generated net cash proceeds of $2.7 million. The gain on sale has been recognized our Consolidated Statements of Operations in selling, general and administrative expenses.

A summary of the activity in the restructuring accounts and a reconciliation of the liability for the year ended December 31, 2011 is as follows:

(in millions of dollars)	Balance at December 31, 2010	Provision/ (Income)	Cash Expenditures	Non-cash Items/ Currency Change	Balance at December 31, 2011
Employee termination costs	$2.2	$(0.6)	$(1.4)	$0.1	$0.3
Termination of lease agreements	3.0	(0.5)	(1.9)	0.1	0.7
Sub-total	5.2	(1.1)	(3.3)	0.2	1.0
Asset impairments/net loss on disposal of assets resulting from restructuring activities	—	0.4	(0.1)	(0.1)	0.2
Total restructuring liability	$5.2	$(0.7)	$(3.4)	$0.1	$1.2

A summary of the activity in the restructuring accounts and a reconciliation of the liability for the year ended December 31, 2010 is as follows:

(in millions of dollars)	Balance at December 31, 2009	Provision/ (Income)	Cash Expenditures	Non-cash Items/ Currency Change	Balance at December 31, 2010
Employee termination costs	$8.0	$(1.5)	$(3.9)	$(0.4)	$2.2
Termination of lease agreements	4.4	0.2	(1.5)	(0.1)	3.0
Sub-total	12.4	(1.3)	(5.4)	(0.5)	5.2
Asset impairments/net loss on disposal of assets resulting from restructuring activities	—	0.8	—	(0.8)	—
Total restructuring liability	$12.4	$(0.5)	$(5.4)	$(1.3)	$5.2

In addition to the restructuring described above, in the first quarter of 2011 we initiated plans to rationalize our European operations. The associated costs primarily relate to employee terminations, which were accounted for as regular business expenses and were largely offset by associated savings realized during the remainder of the 2011 year. These costs totaled $4.5 million during the year ended December 31, 2011 and are included within advertising, selling, general and administrative expenses in the Consolidated Statements of Operations.

A summary of the activity in the rationalization charges and a reconciliation of the liability for the year ended December 31, 2011 is as follows:

(in millions of dollars)	Balance at December 31, 2010	Provision	Cash Expenditures	Non-cash Items/ Currency Change	Balance at December 31, 2011
Employee termination costs	$—	$4.5	$(4.2)	$0.1	$0.4

The $0.4 million of employee termination costs remaining as of December 31, 2011 were paid in 2012.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The components of income (loss) before income taxes from continuing operations are as follows:

(in millions of dollars)	2012	2011	2010
Domestic operations	$(94.9)	$(48.6)	$(38.5)
Foreign operations	90.5	91.5	77.0
Total	$(4.4)	$42.9	$38.5

The reconciliation of income taxes computed at the U.S. federal statutory income tax rate to our effective income tax rate for continuing operations is as follows:

(in millions of dollars)	2012	2011	2010
Income tax at U.S. statutory rate	$(1.5)	$15.0	$13.5
State, local and other tax, net of federal benefit	(0.6)	(1.3)	(0.8)
U.S. effect of foreign dividends and earnings	23.7	11.6	4.9
Unrealized foreign currency (loss) gain on intercompany debt	(7.7)	0.9	8.6
Foreign income taxed at a lower effective rate	(7.2)	(7.7)	(6.7)
(Decrease) increase in valuation allowance	(145.1)	5.4	15.7
U.S. effect of capital gain	11.0	—	—
Correction of deferred tax error on foreign subsidiary	0.8	—	(2.8)
Change in prior year tax estimates	(0.4)	1.0	(1.3)
Miscellaneous	5.6	(0.6)	(0.4)
Income taxes as reported	$(121.4)	$24.3	$30.7
Effective tax rate	NM	56.6%	79.7%

For 2012, we recorded an income tax benefit from continuing operations of $121.4 million on a loss before taxes of $4.4 million. The tax benefit for 2012 is primarily due to the $145.1 million release of certain valuation allowances.

We continually review the need for establishing or releasing valuation allowances on our deferred tax attributes. Due to the acquisition of Mead C&OP in the second quarter of 2012, we analyzed our need for maintaining valuation reserves against the expected U.S. future tax benefits. Based on our analysis we determined that there existed sufficient evidence in the form of future taxable income from the combined operations to release $126.1 million of the valuation allowance that had been previously recorded against the U.S. deferred income tax assets. The resulting deferred tax assets are comprised principally of net operating loss carryforwards that are expected to be fully realized within the expiration period and other temporary differences. Also, as part of this ongoing review, valuation allowances were released in certain foreign jurisdictions in the amount of $19.0 million, primarily during the second quarter of 2012, due to the sustained profitability of these businesses.

For the year ended December 31, 2011, income tax expense from continuing operations was $24.3 million on income before taxes of $42.9 million. For 2010, we recorded income tax expense from continuing operations of $30.7 million on income before taxes of $38.5 million. The high effective rates for 2011 and 2010 of 56.6% and 79.7% are due to increases in the valuation allowance of $5.4 million, net of a $2.8 million reversal of a valuation reserve in the U.K., and $15.7 million, respectively. Therefore no tax benefit was being provided on losses incurred in the U.S. and certain foreign jurisdictions where valuation allowances were recorded against certain tax benefits. Also contributing to the high effective tax rate for 2010 was an $8.6 million expense recorded to reflect the income tax impact of foreign currency fluctuations on an intercompany debt obligation, partially offset by the benefit of the $2.8 million out-of-period adjustment.

The effective tax rates for discontinued operations were 25.6%, 13.4% and 29.6% in 2012, 2011 and 2010, respectively. The lower rate in 2011 reflects the benefit of the goodwill tax basis and prior year capital loss carryforwards that reduced the taxable gain on the sale of GBC Fordigraph in Australia.

The U.S. federal statute of limitations remains open for the years 2009 and forward. Foreign and U.S. state jurisdictions have statutes of limitations generally ranging from 3 to 5 years. Years still open to examination by foreign tax authorities in major jurisdictions include Australia (2008 forward), Brazil (2007 forward), Canada (2006 forward) and the U.K. (2010 forward). We are currently under examination in various foreign jurisdictions.

The components of the income tax expense from continuing operations are as follows:

(in millions of dollars)	2012	2011	2010
Current expense
Federal and other	$6.0	$0.3	$0.6
Foreign	27.1	19.8	18.1
Total current income tax expense	33.1	20.1	18.7
Deferred (benefit) expense
Federal and other	(129.5)	4.9	4.8
Foreign	(25.0)	(0.7)	7.2
Total deferred income tax (benefit) expense	(154.5)	4.2	12.0
Total income tax (benefit) expense	$(121.4)	$24.3	$30.7

The components of deferred tax assets (liabilities) are as follows:

(in millions of dollars)	2012	2011
Deferred tax assets
Compensation and benefits	$15.6	$14.7
Pension	38.5	34.2
Inventory	5.8	5.4
Other reserves	18.0	7.2
Accounts receivable	6.0	3.7
Capital loss carryforwards	—	10.3
Foreign tax credit carryforwards	20.5	20.5
Net operating loss carryforwards	135.2	129.3
Miscellaneous	6.3	3.3
Gross deferred income tax assets	245.9	228.6
Valuation allowance	(55.4)	(204.3)
Net deferred tax assets	190.5	24.3
Deferred tax liabilities
Depreciation	(27.3)	(2.0)
Identifiable intangibles	(257.4)	(73.0)
Unrealized foreign currency gain on intercompany debt	(3.3)	(10.6)
Gross deferred tax liabilities	(288.0)	(85.6)
Net deferred tax liabilities	$(97.5)	$(61.3)

Deferred income taxes are not provided on certain undistributed earnings of foreign subsidiaries that are expected to be permanently reinvested in those companies, which aggregate to approximately $586 million and $517 million as of December 31, 2012 and at 2011, respectively. If these amounts were distributed to the U.S., in the form of a dividend or otherwise, we would be subject to additional U.S. income taxes. Determination of the amount of unrecognized deferred income tax liabilities on these earnings is not practicable.
At December 31, 2012, $404.5 million of net operating loss carryforwards are available to reduce future taxable income of domestic and international companies. These loss carryforwards expire in the years 2013 through 2031 or have an unlimited carryover period.
We recognize interest and penalties related to unrecognized tax benefits as a component of income taxes in our results of operations. As of December 31, 2012, we have accrued $1.4 million for interest and penalties on unrecognized tax benefits.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions of dollars)	2012	2011	2010
Balance at beginning of year	$5.5	$5.7	$6.0
Additions for tax positions of prior years	2.0	0.1	0.2
Reductions for tax positions of prior years	(1.5)	(0.2)	(0.5)
Settlements	—	(0.1)	—
Mead C&OP acquisition	50.3	—	—
Balance at end of year	$56.3	$5.5	$5.7

As of December 31, 2012 the amount of unrecognized tax benefits increased to $56.3 million, of which $51.6 million would affect our effective tax rate, if recognized. We expect the amount of unrecognized tax benefits to change within the next twelve months, but these changes are not expected to have a significant impact on our results of operations or financial position. None of the positions included in the unrecognized tax benefit relate to tax positions for which the ultimate deductibility is highly certain, but for which there is uncertainty about the timing of such deductibility.

Income Tax Assessment

In connection with our May 1, 2012 acquisition of Mead C&OP, we assumed all of the tax liabilities for the acquired foreign operations. In December of 2012, the Federal Revenue Department of the Ministry of Finance of Brazil ("FRD") issued a tax assessment against our newly acquired indirect subsidiary, Tilibra Produtos de Papelaria Ltda. ("Tilibra"), which challenged the goodwill recorded in connection with the 2004 acquisition of Tilibra. This assessment denied the deductibility of that goodwill from Tilibra's taxable income for the year 2007. The assessment seeks payment of approximately R$26.9 million ($13.2 million based on current exchange rates) of tax, penalties and interest.

In January of 2013, Tilibra filed a protest disputing the tax assessment at the first administrative level of appeal within the FRD. We believe that we have meritorious defenses and intend to vigorously contest this matter, however, there can be no assurances that we will ultimately prevail. We are in the early stages of the process to challenge the FRD's tax assessment, and the ultimate outcome will not be determined until the Brazilian tax appeal process is complete, which is expected to take many years. In addition, Tilibra's 2008-2012 tax years remain open and subject to audit, and there can be no assurances that we will not receive additional tax assessments regarding the goodwill deducted for the Tilibra acquisition for one or more of those years, which could increase the Company's exposure to a total of approximately $44.5 million (based on current exchange rates), including interest and penalties which have accumulated to date. If the FRD's initial position is ultimately sustained, the amount assessed would adversely affect our reported cash flow in the year of settlement.

Because there is no settled legal precedent on which to base a definitive opinion as to whether we will ultimately prevail, the Company considers the outcome of this dispute to be uncertain. Since it is not more likely than not that we will prevail, in the fourth quarter of 2012, we recorded a reserve in the amount of $44.5 million in consideration of this matter, of which $43.3 million was recorded as an adjustment to the allocation of the purchase price for the fair value of non-current liabilities assumed as of the acquisition date and was recorded as an increase to goodwill. In addition, the Company will continue to accrue interest related to this matter until such time as the outcome is known or until evidence is presented that we are more likely than not to prevail. During 2012, the Company accrued $1.2 million of additional interest that has accumulated since the date of the acquisition as a charge to current income tax expense.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Earnings per Share

Total outstanding shares as of December 31, 2012 and 2011 were 113.1 million and 55.5 million, respectively. The calculation of basic earnings per common share is based on the weighted average number of common shares outstanding in the year, or period, over which they were outstanding. Our calculation of diluted earnings per common share assumes that any common shares outstanding were increased by shares that would be issued upon exercise of those stock units for which the average market price for the period exceeds the exercise price; less, the shares that could have been purchased by the Company with the related proceeds, including compensation expense measured but not yet recognized, net of tax.

(in millions)	2012	2011	2010
Weighted-average number of common shares outstanding — basic	94.1	55.2	54.8
Stock options	0.1	0.1	0.1
Stock-settled stock appreciation rights	0.9	1.7	2.1
Restricted stock units	1.0	0.6	0.2
Adjusted weighted-average shares and assumed conversions — diluted	96.1	57.6	57.2

Awards of shares representing approximately 5.4 million, 4.3 million and 4.1 million as of December 31, 2012, 2011 and 2010, respectively, of potentially dilutive shares of common stock were outstanding and are not included in the computation of dilutive earnings per share as their effect would have been anti-dilutive because their exercise prices were higher than the average market price during the period.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments
We are exposed to various market risks, including changes in foreign currency exchange rates and interest rate changes. We enter into financial instruments to manage and reduce the impact of these risks, not for trading or speculative purposes. The counterparties to these financial instruments are major financial institutions. We continually monitor our foreign currency exposures in order to maximize the overall effectiveness of our foreign currency hedge positions. Principal currencies hedged include the U.S. dollar, Euro, Australian dollar, Canadian dollar and Pound sterling. We are subject to credit risk, which relates to the ability of counterparties to meet their contractual payment obligations or the potential non-performance by counterparties to financial instrument contracts. Management continues to monitor the status of our counterparties and will take action, as appropriate, to further manage our counterparty credit risk. There are no credit contingency features in our derivative financial instruments.
On the date in which we enter into a derivative, the derivative is designated as a hedge of the identified exposure. We measure the effectiveness of our hedging relationships both at hedge inception and on an ongoing basis.

Forward Currency Contracts
We enter into forward foreign currency contracts to reduce the effect of fluctuating foreign currencies, primarily on foreign denominated inventory purchases and intercompany loans. The majority of the Company’s exposure to local currency movements is in Europe, Australia, Canada, Brazil, Mexico and Japan.
Forward currency contracts are used to hedge foreign denominated inventory purchases for Europe, Australia, Canada and Japan and are designated as cash flow hedges. Unrealized gains and losses on these contracts for inventory purchases are deferred in other comprehensive income (loss) until the contracts are settled and the underlying hedged transactions are recognized, at which time the deferred gains or losses will be reported in the “Cost of products sold” line in the Consolidated Statements of Operations. As of December 31, 2012 and December 31, 2011, the Company had cash flow designated foreign exchange contracts outstanding with a U.S. dollar equivalent notional value of $85.0 million and $71.9 million, respectively.
Forward currency contracts used to hedge foreign denominated intercompany loans are not designated as hedging instruments. Gains and losses on these derivative instruments are recognized within "Other expense, net" in the Consolidated Statements of Operations and are largely offset by the changes in the fair value of the hedged item. The periods of the forward foreign exchange contracts correspond to the periods of the hedged transactions, and do not extend beyond 2013. As of December 31, 2012 and 2011, we have undesignated foreign exchange contracts outstanding with a U.S. dollar equivalent notional value of $90.4 million and $75.6 million, respectively.
The following table summarizes the fair value of our derivative financial instruments as of December 31, 2012 and 2011, respectively.

	Fair Value of Derivative Instruments
	Derivative Assets			Derivative Liabilities
(in millions of dollars)	Balance Sheet Location	December 31, 2012	December 31, 2011	Balance Sheet Location	December 31, 2012	December 31, 2011
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other current assets	$0.7	$3.0	Other current liabilities	$0.6	$0.2
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Other current assets	0.5	0.8	Other current liabilities	0.2	1.2
Total derivatives		$1.2	$3.8		$0.8	$1.4

The following tables summarizes the pre-tax effect of the Company’s derivative financial instruments on the Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010 respectively.

	The Effect of Derivative Instruments in Cash Flow Hedging Relationships on the Consolidated Statements of Operations for the Years Ended December 31,
	Amount of Gain (Loss) Recognized in OCI (Effective Portion)			Location of (Gain) Loss Reclassified from OCI to Income	Amount of (Gain) Loss Reclassified from AOCI to Income (Effective Portion)
(in millions of dollars)	2012	2011	2010		2012	2011	2010
Cash flow hedges:
Foreign exchange contracts	(0.2)	$(0.3)	$(3.1)	Cost of products sold	$(1.9)	$4.4	$0.8

	The Effect of Derivatives Not Designated as Hedging Instruments on the Consolidated Statements of Operations
	Location of (Gain) Loss Recognized in Income on Derivatives	Amount of (Gain) Loss Recognized in Income year ended December 31,
(in millions of dollars)		2012	2011	2010
Foreign exchange contracts	Other expense, net	$2.3	$0.9	$(1.8)

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Of Financial Instruments
Fair Value of Financial Instruments

In establishing a fair value, there is a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The basis of the fair value measurement is categorized in three levels, in order of priority, as described below:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities
Level 2	Unadjusted quoted prices in active markets for similar assets or liabilities, or
Unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or
Inputs other than quoted prices that are observable for the asset or liability
Level 3	Unobservable inputs for the asset or liability

We utilize the best available information in measuring fair value. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

We have determined that our financial assets and liabilities are Level 2 in the fair value hierarchy. The following table sets forth our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2012 and 2011, respectively:

(in millions of dollars)	December 31, 2012	December 31, 2011
Assets:
Forward currency contracts	$1.2	$3.8
Liabilities:
Forward currency contracts	$0.8	$1.4

Our forward currency contracts are included in "Other current assets" or "Other current liabilities" and mature within 12 months. The forward foreign currency exchange contracts are primarily valued based on the foreign currency spot and forward rates quoted by the banks or foreign currency dealers. As such, these derivative instruments are classified within Level 2.

The fair values of cash and cash equivalents, notes payable to banks, accounts receivable and accounts payable approximate carrying amounts due principally to their short maturities. The carrying amount of total debt was $1,072.1 million and $669.0 million and the estimated fair value of total debt was $1,097.5 million and $727.2 million at December 31, 2012 and 2011, respectively. The fair values are determined from quoted market prices, where available, and from investment bankers using current interest rates considering credit ratings and the remaining terms of maturity.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
Comprehensive income is defined as net income (loss) and other changes in stockholders’ equity from transactions and other events from sources other than stockholders. The components of, and changes in, accumulated other comprehensive income (loss) were:

(in millions of dollars)	Derivative Financial Instruments	Foreign Currency Adjustments	Unrecognized Pension and Other Post-retirement Benefit Costs	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2010	$(1.5)	$(2.1)	$(82.5)	$(86.1)
Changes during the year (net of taxes of $3.1)	3.7	(15.0)	(33.6)	(44.9)
Balance at December 31, 2011	2.2	(17.1)	(116.1)	(131.0)
Changes during the year (net of taxes of $6.3)	(2.1)	(10.9)	(12.1)	(25.1)
Balance at December 31, 2012	$0.1	$(28.0)	$(128.2)	$(156.1)

Information on Business Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Information on Business Segments
Information on Business Segments

In conjunction with the Merger during the second quarter of 2012, we realigned our Americas and International segments. The pre-acquisition Latin America business has been moved into the International segment along with Mead C&OP's Brazilian operations. Our Computer Products Group was unaffected by the realignment or the Merger.

Our three business segments are described below.

ACCO Brands North America and ACCO Brands International

On May 1, 2012, we implemented certain organizational changes in our business segments in conjunction with the Merger with Mead C&OP. Effective as of the second quarter of 2012, the Company's former ACCO Brands Americas segment became ACCO Brands North America as the Company's pre-acquisition Latin America business was moved into the ACCO Brands International segment. These two segments manufacture, source and sell traditional office products, school supplies, calendar products and document finishing solutions. ACCO Brands North America comprises the U.S. and Canada, and ACCO Brands International comprises the rest of the world, principally Europe, Australia, Latin America and Asia-Pacific. Prior periods have been restated for comparability.

As discussed in Note 1, Basis of Presentation, during the second quarter of 2011 the Company sold GBC Fordigraph which was formerly part of the ACCO Brands International segment and is included in the financial statement caption “Discontinued Operations.” The ACCO Brands International segment is now presented on a continuing operations basis excluding GBC Fordigraph.

Our office, school and calendar product lines use name brands such as: AT-A-GLANCE®, Day-Timer®, Five Star®, GBC®, Hilroy®, Marbig, Mead®, NOBO, Quartet®, Rexel, Swingline®, Tilibra®, Wilson Jones® and many others. Products and brands are not confined to one channel or product category and are sold based on end-user preference in each geographic location. We manufacture approximately 50% of our products, and specify and source approximately 50% of our products, mainly from Asia. The majority of our office products, such as stapling, binding and laminating equipment and related consumable supplies, shredders and whiteboards, are used by businesses. Most of these end-users purchase their products from our customers, which include commercial contract stationers, mass merchandisers, retail superstores, wholesalers, resellers, mail order and internet catalogs, club stores and dealers. We also supply some of our products directly to large commercial and industrial end-users. For all of our products, historically, we have targeted the premium end of the product categories in which we compete. However, we also supply private label products for our customers and provide machine maintenance and certain repair services. Our school products include notebooks, folders, decorative calendars, and stationery products. We distribute our school products primarily through traditional and online retail mass market, grocery, drug and office superstore channels. Our calendar products are sold throughout all channels where we sell office or school products, and we also sell calendar products direct to consumers.

The customer base to which we sell our products is mainly made up of large global and regional resellers of our products. Mass and retail channels mainly sell to individual consumers but also to small businesses. Office superstores mainly sell to commercial customers but also to individual consumers at their retail stores. As a result, there is no clear correlation between product, consumer or distribution channel. We also sell to commercial contract stationers, wholesalers, distributors, mail order and internet catalogs, and independent dealers. Over half of our product sales by our customers are to business end-users, who generally seek premium products that have added value or ease-of-use features and a reputation for reliability, performance and professional appearance. Some of our document finishing products are sold directly to high-volume end-users and commercial reprographic centers.

Computer Products Group

The Computer Products Group designs, distributes, markets and sells accessories for laptop and desktop computers and tablets and smartphones. These accessories primarily include security products, iPad® covers and keypads, smartphone accessories, power adapters, input devices such as mice, laptop computer carrying cases, hubs, docking stations and ergonomic devices. The Computer Products Group sells mostly under the Kensington®, Microsaver® and ClickSafe® brand names, with the majority of its revenue coming from the U.S. and Western Europe.

All of our computer products are manufactured to our specifications by third-party suppliers, principally in Asia, and are stored and distributed from our regional facilities. Our computer products are sold primarily to consumer electronics retailers, information technology value-added resellers, original equipment manufacturers and office products retailers.

Financial information by reportable segment is set forth below.

Net sales by business segment for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in millions of dollars)	2012	2011	2010
ACCO Brands North America	$1,028.2	$623.1	$631.6
ACCO Brands International	551.2	505.0	476.0
Computer Products Group	179.1	190.3	177.0
Net sales	$1,758.5	$1,318.4	$1,284.6

Operating income by business segment for the years ended December 31, 2012, 2011 and 2010 are as follows (a):

(in millions of dollars)	2012	2011	2010
ACCO Brands North America	$86.2	$37.4	$44.2
ACCO Brands International	62.0	58.9	43.6
Computer Products Group	35.9	47.1	43.0
Segment operating income	184.1	143.4	130.8
Corporate	(44.8)	(28.2)	(21.1)
Operating income	139.3	115.2	109.7
Interest expense, net	89.3	77.2	78.3
Equity in earnings of joint ventures	(6.9)	(8.5)	(8.3)
Other expense, net	61.3	3.6	1.2
Income (loss) from continuing operations before income tax	$(4.4)	$42.9	$38.5

(a)
Operating income as presented in the segment table above is defined as i) net sales; ii) less cost of products sold; iii) less advertising, selling, general and administrative expenses; iv) less amortization of intangibles; and v) less restructuring.

Segment assets:

The following table presents the measure of segment assets used by the Company’s chief operating decision maker.

	December 31,
	2012	2011
(in millions of dollars)
ACCO Brands North America (b)	$505.1	$272.9
ACCO Brands International (b)	486.4	282.2
Computer Products Group (b)	90.3	85.5
Total segment assets	1,081.8	640.6
Unallocated assets	1,424.5	468.9
Corporate (b)	1.4	7.2
Total assets	$2,507.7	$1,116.7

(b)
Represents total assets, excluding: goodwill and identifiable intangibles resulting from business acquisitions, intercompany balances, cash, deferred taxes, prepaid pension assets, prepaid debt issuance costs and joint ventures accounted for on an equity basis.

As a supplement to the presentation of segment assets presented above, the table below presents segment assets, including the allocation of identifiable intangible assets and goodwill resulting from business combinations.

	December 31,
(in millions of dollars)	2012	2011
ACCO Brands North America (c)	$1,398.6	$433.4
ACCO Brands International (c)	814.3	372.2
Computer Products Group (c)	104.8	100.4
Total segment assets	2,317.7	906.0
Unallocated assets	188.6	203.5
Corporate (c)	1.4	7.2
Total assets	$2,507.7	$1,116.7

(c)	Represents total assets, excluding: intercompany balances, cash, deferred taxes, prepaid pension assets, prepaid debt issuance costs and joint ventures accounted for on an equity basis.

Property, plant and equipment, net by geographic region are as follows:

	December 31,
(in millions of dollars)	2012	2011
U.S.	$141.0	$76.2
Brazil	62.1	—
U.K.	22.7	23.8
Australia	17.1	17.5
Other countries	30.7	29.7
Property, plant and equipment	$273.6	$147.2

Net sales by geographic region for the years ended December 31, 2012, 2011 and 2010 are as follows (d):

(in millions of dollars)	2012	2011	2010
U.S.	$959.2	$621.3	$633.0
Canada	160.8	105.2	97.8
Australia	133.4	143.0	137.0
Brazil	118.9	—	—
UK	98.0	115.6	107.3
Other countries	288.2	333.3	309.5
Net sales	$1,758.5	$1,318.4	$1,284.6

(d)	Net sales are attributed to geographic areas based on the location of the selling company.

Major Customers

Sales to the Company’s five largest customers totaled $716.2 million, $508.2 million and $496.4 million in the years ended December 31, 2012, 2011 and 2010, respectively. Sales to Staples, our largest customer, were $236.3 million (13%), $175.9 million (13%) and $166.8 million (13%) in the years ended December 31, 2012, 2011 and 2010, respectively. Sales to our second largest customer were $138.9 million (11%) and $141.0 million (11%) in the years ended December 31, 2011 and 2010, respectively. Sales to no other customer exceeded 10% of annual sales.

A significant percentage of our sales are to customers engaged in the office products resale industry. Concentration of credit risk with respect to trade accounts receivable is partially mitigated because a large number of geographically diverse customers make up each operating companies’ domestic and international customer base, thus spreading the credit risk. At December 31, 2012, and 2011, our top five trade account receivables totaled $184.3 million and $116.0 million, respectively.

Joint Venture Investments	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Joint Venture Investments
Joint Venture Investments

Summarized below is aggregated financial information for the Company’s joint ventures, Pelikan-Artline Pty Ltd and Neschen GBC Graphics Films, LLC ("Neschen"), which are accounted for under the equity method. Accordingly, we record our proportionate share of earnings or losses on the line entitled “Equity in earnings of joint ventures” in the Consolidated Statements of Operations. Our share of the net assets of the joint ventures are included within “Other assets” in the Condensed Consolidated Balance Sheets.

	Year Ended December 31,
(in millions of dollars)	2012	2011	2010
Net sales	$161.9	$165.6	$151.8
Gross profit	95.6	94.6	85.8
Operating income	24.7	24.3	23.0
Net income	17.4	16.9	16.3

	December 31,
(in millions of dollars)	2012	2011
Current assets	$80.7	$94.3
Non-current assets	36.9	37.1
Current liabilities	34.2	40.0
Non-current liabilities	12.8	16.7

During the fourth quarter of 2012 we recorded an impairment charge of $1.9 million related to our investment in Neschen. We have committed to pursue an exit strategy in regards to Neschen, due to significant excess capacity and other opportunities to reduce the cost of products that we have historically sourced from Neschen. Neschen reported net sales of $8.3 million and net income of $0.1 million for the year ended December 31, 2012.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Pending Litigation

In connection with our May 1, 2012 acquisition of Mead C&OP, we assumed all of the tax liabilities for the acquired foreign operations. In December of 2012, the Federal Revenue Department of the Ministry of Finance of Brazil ("FRD") issued a tax assessment against our newly acquired indirect subsidiary, Tilibra Produtos de Papelaria Ltda. ("Tilibra"), which challenged the goodwill recorded in connection with the 2004 acquisition of Tilibra. This assessment denied the deductibility of that goodwill from Tilibra's taxable income for the year 2007. The assessment seeks a payment of approximately R$26.9 million ($13.2 million based on current exchange rates) of tax, penalties and interest.

In January of 2013, Tilibra filed a protest disputing the tax assessment at the first administrative level of appeal within the FRD. We believe that we have meritorious defenses and intend to vigorously contest this matter, however, there can be no assurances that we will ultimately prevail. We are in the early stages of the process to challenge the FRD's tax assessment, and the ultimate outcome will not be determined until the Brazilian tax appeal process is complete, which is expected to take many years. In addition, Tilibra's 2008-2012 tax years remain open and subject to audit, and there can be no assurances that we will not receive additional tax assessments regarding the goodwill deducted for the Tilibra acquisition for one or more of those years, which could increase the Company's exposure to a total of approximately $44.5 million (based on current exchange rates), including interest and penalties which have accumulated to date. If the FRD's initial position is ultimately sustained, the amount assessed would adversely affect our reported cash flow in the year of settlement.

Because there is no settled legal precedent on which to base a definitive opinion as to whether we will ultimately prevail, the Company considers the outcome of this dispute to be uncertain. Since it is not more likely than not that we will prevail, in the fourth quarter of 2012, we recorded a reserve in the amount of $44.5 million in consideration of this matter. In addition, the Company will continue to accrue interest related to this matter until such time as the outcome is known or until evidence is presented that we are more likely than not to prevail.

There are various other claims, lawsuits and pending actions against us incidental to our operations. It is the opinion of management that the ultimate resolution of these matters will not have a material adverse effect on our consolidated financial position, results of operations or cash flows. However, we can make no assurances that we will ultimately be successful in our defense of any of these matters.

Lease Commitments

Future minimum rental payments for all non-cancelable operating leases (reduced by minor amounts from subleases) at December 31, 2012 are as follows:

(in millions of dollars)
2013	$21.0
2014	18.3
2015	15.7
2016	13.7
2017	11.8
Remainder	48.4
Total minimum rental payments	$128.9

Total rental expense reported in our statement of operations for all non-cancelable operating leases (reduced by minor amounts for subleases) amounted to $22.3 million, $21.7 million and $23.2 million for the years ended December 31, 2012, 2011 and 2010, respectively.
Unconditional Purchase Commitments
Future minimum payments under unconditional purchase commitments, primarily for inventory purchase commitments at December 31, 2012 are as follows:

(in millions of dollars)
2013	$89.4
2014	8.1
2015	8.1
2016	8.1
2017	8.0
Thereafter	—
$121.7

Environmental
We are subject to laws and regulations relating to the protection of the environment. While it is not possible to quantify with certainty the potential impact of actions regarding environmental matters, particularly remediation and other compliance efforts that our subsidiaries may undertake in the future, in the opinion of management, compliance with the present environmental protection laws, before taking into account any estimated recoveries from third parties, will not have a material adverse effect upon the results of operations, cash flows or financial condition of the Company.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

During the second quarter of 2011, we sold GBC Fordigraph to The Neopost Group. The Australia-based business was formerly part of the ACCO Brands International segment and is included in the financial statements as discontinued operations. GBC Fordigraph represented $45.9 million in annual net sales for the year ended December 31, 2010. We received final proceeds of $52.9 million during 2011, inclusive of working capital adjustments and selling costs. In connection with this transaction, in 2011, the Company recorded a gain on sale of $41.9 million ($36.8 million after- tax).

Also included in discontinued operations are residual costs of our commercial print finishing business, which was sold during the second quarter of 2009. During the twelve months ended December 31, 2012, the Company recorded additional costs related to a legal settlement and to ongoing legal disputes of $2.0 million related to its former commercial print finishing business.

The operating results and financial position of discontinued operations are as follows:

(in millions, except per share data)	2012	2011	2010
Operating Results:
Net sales	$—	$19.9	$45.9
Income from operations before income taxes(1)	—	2.5	6.6
Gain (loss) on sale before income taxes	(2.1)	41.5	(0.1)
Provision (benefit) for income taxes	(0.5)	5.9	1.9
Income (loss) from discontinued operations	$(1.6)	$38.1	$4.6
Per share:
Basic income (loss) from discontinued operations	$(0.02)	$0.69	$0.08
Diluted income (loss) from discontinued operations	$(0.02)	$0.66	$0.08

(1)	During the fourth quarter of 2010, we completed the sale of a property formerly occupied by our commercial print finishing business, resulting in a gain on sale of $1.7 million.

Litigation-related accruals of $2.4 million and $1.1 million related to discontinued operations are included in other current liabilities as of December 31, 2012 and 2011, respectively. Of the $2.4 million accrued at December 31, 2012, $1.1 million was paid in January of 2013.

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)
The following is an analysis of certain items in the consolidated statements of operations by quarter for 2012 and 2011:

(in millions of dollars, except per share data)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
2012
Net sales	$288.9	$438.7	$501.2	$529.7
Gross profit	79.8	124.3	151.2	178.1
Operating income	4.0	11.6	56.4	67.3
Income (loss) from continuing operations	(17.3)	94.2	55.2	(15.1)
Loss from discontinued operations, net of income taxes	(0.1)	—	—	(1.5)
Net income (loss)	$(17.4)	$94.2	$55.2	$(16.6)
Basic income (loss) per share:
Income (loss) from continuing operations	$(0.31)	$1.00	$0.49	$(0.13)
Loss from discontinued operations	$—	$—	$—	$(0.01)
Net income (loss)	$(0.31)	$1.00	$0.49	$(0.15)
Diluted income (loss) per share:
Income (loss) from continuing operations	$(0.31)	$0.98	$0.48	$(0.13)
Loss from discontinued operations	$—	$—	$—	$(0.01)
Net income (loss)	$(0.31)	$0.98	$0.48	$(0.15)
2011
Net sales	$298.4	$330.2	$339.1	$350.7
Gross profit	85.2	101.4	103.2	109.4
Operating income	13.3	30.6	35.4	35.9
Income (loss) from continuing operations	(9.0)	6.3	11.9	9.4
Income (loss) from discontinued operations, net of income taxes	0.9	37.4	(0.2)	—
Net income (loss)	$(8.1)	$43.7	$11.7	$9.4
Basic income (loss) per share:
Income (loss) from continuing operations	$(0.16)	$0.11	$0.22	$0.17
Income (loss) from discontinued operations	$0.02	$0.68	$—	$—
Net income (loss)	$(0.15)	$0.79	$0.21	$0.17
Diluted income (loss) per share:
Income (loss) from continuing operations	$(0.16)	$0.11	$0.21	$0.16
Income (loss) from discontinued operations	$0.02	$0.64	$—	$—
Net income (loss)	$(0.15)	$0.75	$0.20	$0.16

Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidated Financial Information
Condensed Consolidating Financial Information
Certain of the Company’s 100% owned domestic subsidiaries are required to jointly and severally, fully and unconditionally guarantee the 6.75% Senior Unsecured Notes that are due in the year 2020. For further information on the guarantee see Note 4, Long-term Debt and Short-term Borrowings. Rather than filing separate financial statements for each guarantor subsidiary with the Securities and Exchange Commission, the Company has elected to present the following consolidating financial statements, which detail the results of operations and cash flows for the years ended December 31, 2012, 2011 and 2010 and financial position as of December 31, 2012 and 2011 of the Company and its guarantor and non-guarantor subsidiaries (in each case carrying investments under the equity method), and the eliminations necessary to arrive at the reported amounts included in the consolidated financial statements of the Company.
Condensed Consolidating Balance Sheets

	December 31, 2012
(in millions of dollars)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$12.1	$(3.0)	$40.9	$—	$50.0
Accounts receivable, net	—	193.9	304.8	—	498.7
Inventories	—	133.7	131.8	—	265.5
Receivables from affiliates	7.9	148.5	88.4	(244.8)	—
Deferred income taxes	18.1	—	13.0	—	31.1
Other current assets	1.0	13.0	15.0	—	29.0
Total current assets	39.1	486.1	593.9	(244.8)	874.3
Property, plant and equipment, net	0.3	140.7	132.6	—	273.6
Deferred income taxes	—	—	36.4	—	36.4
Goodwill	—	400.6	188.8	—	589.4
Identifiable intangibles, net	57.7	434.3	154.6	—	646.6
Other non-current assets	16.3	16.6	54.5	—	87.4
Investment in, long term receivable from affiliates	1,248.0	869.0	441.0	(2,558.0)	—
Total assets	$1,361.4	$2,347.3	$1,601.8	$(2,802.8)	$2,507.7
Liabilities and Stockholders’ Equity
Current liabilities:
Notes payable to banks	$—	$—	$1.2	$—	$1.2
Current portion of long-term debt	—	0.1	—	—	0.1
Accounts payable	—	76.5	75.9	—	152.4
Accrued compensation	4.7	16.8	16.5	—	38.0
Accrued customer programs liabilities	—	63.8	55.2	—	119.0
Accrued interest	0.2	6.1	—	—	6.3
Other current liabilities	12.3	44.9	55.2	—	112.4
Payables to affiliates	28.5	191.8	245.0	(465.3)	—
Total current liabilities	45.7	400.0	449.0	(465.3)	429.4
Long-term debt	401.6	647.4	21.8	—	1,070.8
Long-term notes payable to affiliates	178.2	26.7	373.0	(577.9)	—
Deferred income taxes	93.8	—	71.2	—	165.0
Pension and post-retirement benefit obligations	1.8	60.9	57.1	—	119.8
Other non-current liabilities	1.1	13.9	68.5	—	83.5
Total liabilities	722.2	1,148.9	1,040.6	(1,043.2)	1,868.5
Stockholders’ equity:
Common stock	1.1	448.0	315.5	(763.5)	1.1
Treasury stock	(2.5)	—	—	—	(2.5)
Paid-in capital	2,018.5	1,192.0	347.6	(1,539.6)	2,018.5
Accumulated other comprehensive loss	(156.1)	(68.9)	(52.2)	121.1	(156.1)
Accumulated deficit	(1,221.8)	(372.7)	(49.7)	422.4	(1,221.8)
Total stockholders’ equity	639.2	1,198.4	561.2	(1,759.6)	639.2
Total liabilities and stockholders’ equity	$1,361.4	$2,347.3	$1,601.8	$(2,802.8)	$2,507.7

 Condensed Consolidating Balance Sheets

	December 31, 2011
(in millions of dollars)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$62.0	$(1.2)	$60.4	$—	$121.2
Accounts receivable, net	—	90.6	178.9	—	269.5
Inventories	—	97.5	100.2	—	197.7
Receivables from affiliates	19.7	0.8	66.9	(87.4)	—
Deferred income taxes	2.4	—	5.2	—	7.6
Other current assets	5.5	9.3	12.1	—	26.9
Total current assets	89.6	197.0	423.7	(87.4)	622.9
Property, plant and equipment, net	0.6	75.6	71.0	—	147.2
Deferred income taxes	1.0	—	15.7	—	16.7
Goodwill	—	70.5	64.5	—	135.0
Identifiable intangibles, net	57.8	50.3	22.3	—	130.4
Other non-current assets	13.7	5.2	45.6	—	64.5
Investment in, long term receivable from affiliates	727.8	869.7	441.0	(2,038.5)	—
Total assets	$890.5	$1,268.3	$1,083.8	$(2,125.9)	$1,116.7
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities:
Current portion of long-term debt	$0.1	$0.1	$—	$—	$0.2
Accounts payable	—	52.6	74.5	—	127.1
Accrued compensation	1.7	9.6	12.9	—	24.2
Accrued customer programs liabilities	—	23.4	43.4	—	66.8
Accrued interest	20.2	—	—	—	20.2
Other current liabilities	3.3	21.3	43.0	—	67.6
Payables to affiliates	9.0	259.4	262.1	(530.5)	—
Total current liabilities	34.3	366.4	435.9	(530.5)	306.1
Long-term debt	668.5	0.3	—	—	668.8
Long-term notes payable to affiliates	178.2	16.4	—	(194.6)	—
Deferred income taxes	64.1	—	21.5	—	85.6
Pension and post-retirement benefit obligations	5.1	54.7	46.3	—	106.1
Other non-current liabilities	2.2	4.8	5.0	—	12.0
Total liabilities	952.4	442.6	508.7	(725.1)	1,178.6
Stockholders’ (deficit) equity:
Common stock	0.6	448.0	316.4	(764.4)	0.6
Treasury stock	(1.7)	—	—	—	(1.7)
Paid-in capital	1,407.4	921.9	347.7	(1,269.6)	1,407.4
Accumulated other comprehensive loss	(131.0)	(65.8)	(29.8)	95.6	(131.0)
Accumulated deficit	(1,337.2)	(478.4)	(59.2)	537.6	(1,337.2)
Total stockholders’ (deficit) equity	(61.9)	825.7	575.1	(1,400.8)	(61.9)
Total liabilities and stockholders’(deficit) equity	$890.5	$1,268.3	$1,083.8	$(2,125.9)	$1,116.7

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
(in millions of dollars)	Parent	Guarantors	Non- Guarantors	Eliminations	Consolidated
Unaffiliated sales	$—	$959.2	$799.3	$—	$1,758.5
Affiliated sales	—	17.3	4.1	(21.4)	—
Net sales	—	976.5	803.4	(21.4)	1,758.5
Cost of products sold	—	687.7	558.8	(21.4)	1,225.1
Gross profit	—	288.8	244.6	—	533.4
Advertising, selling, general and administrative expenses	46.6	172.9	130.4	—	349.9
Amortization of intangibles	0.1	15.3	4.5	—	19.9
Restructuring charges	—	20.2	4.1	—	24.3
Operating income (loss)	(46.7)	80.4	105.6	—	139.3
Expense (income) from affiliates	(1.3)	(24.6)	25.9	—	—
Interest expense, net	61.4	28.2	(0.3)	—	89.3
Equity in (earnings) losses of joint ventures	—	1.9	(8.8)	—	(6.9)
Other expense (income), net	59.7	3.3	(1.7)	—	61.3
Income (loss) from continuing operations before income taxes and earnings of wholly owned subsidiaries	(166.5)	71.6	90.5	—	(4.4)
Income tax benefit	(121.1)	(0.2)	(0.1)	—	(121.4)
Income (loss) from continuing operations	(45.4)	71.8	90.6	—	117.0
Income (loss) from discontinued operations, net of income taxes	0.5	(1.4)	(0.7)	—	(1.6)
Income (loss) before earnings of wholly owned subsidiaries	(44.9)	70.4	89.9	—	115.4
Earnings of wholly owned subsidiaries	160.3	79.0	—	(239.3)	—
Net income	$115.4	$149.4	$89.9	$(239.3)	$115.4

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2011
(in millions of dollars)	Parent	Guarantors	Non- Guarantors	Eliminations	Consolidated
Unaffiliated sales	$—	$621.3	$697.1	$—	$1,318.4
Affiliated sales	—	18.9	5.9	(24.8)	—
Net sales	—	640.2	703.0	(24.8)	1,318.4
Cost of products sold	—	471.6	472.4	(24.8)	919.2
Gross profit	—	168.6	230.6	—	399.2
Advertising, selling, general and administrative expenses	30.4	126.6	121.4	—	278.4
Amortization of intangibles	0.1	3.5	2.7	—	6.3
Restructuring income	—	—	(0.7)	—	(0.7)
Operating income (loss)	(30.5)	38.5	107.2	—	115.2
Expense (income) from affiliates	(1.1)	(23.4)	24.5	—	—
Interest expense, net	67.4	9.8	—	—	77.2
Equity in (earnings) losses of joint ventures	—	0.5	(9.0)	—	(8.5)
Other expense (income), net	3.1	0.6	(0.1)	—	3.6
Income (loss) from continuing operations before income taxes and earnings of wholly owned subsidiaries	(99.9)	51.0	91.8	—	42.9
Income tax expense	6.0	—	18.3	—	24.3
Income (loss) from continuing operations	(105.9)	51.0	73.5	—	18.6
Income (loss) from discontinued operations, net of income taxes	—	(0.4)	38.5	—	38.1
Income (loss) before earnings of wholly owned subsidiaries	(105.9)	50.6	112.0	—	56.7
Earnings of wholly owned subsidiaries	162.6	103.3	—	(265.9)	—
Net income	$56.7	$153.9	$112.0	$(265.9)	$56.7

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2010
(in millions of dollars)	Parent	Guarantors	Non- Guarantors	Eliminations	Consolidated
Unaffiliated sales	$—	$632.9	$651.7	$—	$1,284.6
Affiliated sales	—	18.5	5.2	(23.7)	—
Net sales	—	651.4	656.9	(23.7)	1,284.6
Cost of products sold	—	473.6	452.1	(23.7)	902.0
Gross profit	—	177.8	204.8	—	382.6
Advertising, selling, general and administrative expenses	22.8	131.5	112.4	—	266.7
Amortization of intangibles	0.1	3.8	2.8	—	6.7
Restructuring income	—	(0.4)	(0.1)	—	(0.5)
Operating income (loss)	(22.9)	42.9	89.7	—	109.7
Expense (income) from affiliates	(1.2)	(18.4)	19.6	—	—
Interest expense, net	67.5	10.2	0.6	—	78.3
Equity in (earnings) losses of joint ventures	—	0.3	(8.6)	—	(8.3)
Other expense (income), net	(0.2)	0.3	1.1	—	1.2
Income (loss) from continuing operations before income taxes and earnings of wholly owned subsidiaries	(89.0)	50.5	77.0	—	38.5
Income tax expense (benefit)	6.5	(0.4)	24.6	—	30.7
Income (loss) from continuing operations	(95.5)	50.9	52.4	—	7.8
Income from discontinued operations, net of income taxes	—	0.6	4.0	—	4.6
Income (loss) before earnings of wholly owned subsidiaries	(95.5)	51.5	56.4	—	12.4
Earnings of wholly owned subsidiaries	107.9	47.8	—	(155.7)	—
Net income	$12.4	$99.3	$56.4	$(155.7)	$12.4

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2012
(in millions of dollars)	Parent	Guarantors	Non-Guarantors	Consolidated
Net cash provided (used) by operating activities	$(156.0)	$137.5	$11.0	$(7.5)
Investing activities:
Additions to property, plant and equipment	—	(22.4)	(7.9)	(30.3)
Assets acquired	—	—	—	—
Proceeds (payments) from the sale of discontinued operations	—	2.1	(0.6)	1.5
Proceeds from the disposition of assets	—	—	3.1	3.1
Cost of acquisition, net of cash acquired	(429.5)	—	32.0	(397.5)
Net cash (used) provided by investing activities	(429.5)	(20.3)	26.6	(423.2)
Financing activities:
Intercompany financing	775.6	(777.4)	1.8	—
Net dividends	53.3	27.3	(80.6)	—
Proceeds from long-term debt	545.0	690.0	35.0	1,270.0
Repayments of long-term debt	(816.2)	(42.8)	(13.0)	(872.0)
Borrowings of short-term debt, net	—	—	1.2	1.2
Payments of debt issuance costs	(21.5)	(16.1)	(0.9)	(38.5)
Net payments for exercise of stock options	(0.6)	—	—	(0.6)
Net cash provided (used) by financing activities	535.6	(119.0)	(56.5)	360.1
Effect of foreign exchange rate changes on cash	—	—	(0.6)	(0.6)
Net decrease in cash and cash equivalents	(49.9)	(1.8)	(19.5)	(71.2)
Cash and cash equivalents:
Beginning of the period	62.0	(1.2)	60.4	121.2
End of the period	$12.1	$(3.0)	$40.9	$50.0

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2011
(in millions of dollars)	Parent	Guarantors	Non-Guarantors	Consolidated
Net cash provided (used) by operating activities	$(95.5)	$66.6	$90.7	$61.8
Investing activities:
Additions to property, plant and equipment	—	(6.6)	(6.9)	(13.5)
Assets acquired	—	(0.6)	(0.8)	(1.4)
Proceeds from the sale of discontinued operations	—	0.4	53.1	53.5
Proceeds from the disposition of assets	—	—	1.4	1.4
Net cash provided (used) by investing activities	—	(6.8)	46.8	40.0
Financing activities:
Intercompany financing	111.9	(94.8)	(17.1)	—
Net dividends	69.2	34.3	(103.5)	—
Proceeds from long-term debt	—	—	0.1	0.1
Repayments of long-term debt	(62.9)	(0.1)	—	(63.0)
Net payments for exercise of stock options	(0.2)	—	—	(0.2)
Net cash provided (used) by financing activities	118.0	(60.6)	(120.5)	(63.1)
Effect of foreign exchange rate changes on cash	—	—	(0.7)	(0.7)
Net increase (decrease) in cash and cash equivalents	22.5	(0.8)	16.3	38.0
Cash and cash equivalents:
Beginning of the period	39.5	(0.4)	44.1	83.2
End of the period	$62.0	$(1.2)	$60.4	$121.2

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2010
(in millions of dollars)	Parent	Guarantors	Non- Guarantors	Consolidated
Net cash provided (used) by operating activities:	$(87.6)	$60.5	$82.0	$54.9
Investing activities:
Additions to property, plant and equipment	—	(5.3)	(7.3)	(12.6)
Assets acquired	—	(1.1)	—	(1.1)
Proceeds (payments) from the sale of discontinued operations	—	(4.1)	0.4	(3.7)
Proceeds from the disposition of assets	—	1.7	0.8	2.5
Net cash used by investing activities	—	(8.8)	(6.1)	(14.9)
Financing activities:
Intercompany financing	110.9	(80.1)	(30.8)	—
Net dividends	1.4	29.6	(31.0)	—
Proceeds from long-term debt	1.5	—	—	1.5
Repayments of long-term debt	—	(0.1)	(0.1)	(0.2)
Repayments of short-term debt	—	—	(0.5)	(0.5)
Payments for debt issuance costs	(0.8)	—	—	(0.8)
Net payments for exercise of stock options	(0.1)	—	—	(0.1)
Net cash provided (used) by financing activities	112.9	(50.6)	(62.4)	(0.1)
Effect of foreign exchange rate changes on cash	—	—	(0.3)	(0.3)
Net increase in cash and cash equivalents	25.3	1.1	13.2	39.6
Cash and cash equivalents:
Beginning of the period	14.2	(1.5)	30.9	43.6
End of the period	$39.5	$(0.4)	$44.1	$83.2

Subsequent Event Subsequent Event (Notes)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Event

On March 31, 2013, the Company completed an internal legal entity restructuring (the “Restructuring”), resulting in the elimination of its legal entity subsidiaries, Mead Products, Mead Direct Response, Inc. (“MDRI”) and Day-Timers, Inc. (“DTI”), and the integration and consolidation of their respective business operations into the Company's chief U.S. operating company, ACCO Brands USA LLC (“ACCO USA”) a wholly-owned subsidiary of ACCO Brands Corporation. As part of the Restructuring: (a) Mead Products transferred to ACCO USA substantially all of its operating assets and liabilities (excluding, among certain other assets, all of its intellectual property assets and all of its obligations and liabilities under (i) the Credit Agreement, dated as of March 26, 2012, by and among the Company, Barclays Bank PLC, as administrative agent, Bank of Montreal, as multi-currency administrative agent, and certain other borrowers and lenders party thereto from time to time, and (ii) the 6.75% Senior Notes due 2020, issued under the Indenture, dated as of April 30, 2012, by and among the Company, Mead Products, Wells Fargo Bank, National Association, as trustee, and the guarantors party thereto from time to time; and (b) DTI transferred to the Company all of its intellectual property assets (collectively, the “Asset and Liability Transfers”). Immediately following the effectiveness of the Asset and Liability Transfers on March 31, 2013: Mead Products merged with and into the Company, with the Company being the surviving legal entity of the merger; and DTI and MDRI each merged with and into ACCO USA, with ACCO USA being the surviving legal entity of each merger. As a result of the Restructuring the debt carried on Mead Products, including the 6.75% Senior Unsecured Notes, were transfered to ACCO Brands Corporation effective March 31, 2013.

Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts and Reserves
Allowances for Doubtful Accounts
Changes in the allowances for doubtful accounts were as follows:

	Year Ended December 31,
(in millions of dollars)	2012	2011	2010
Balance at beginning of year	$5.1	$5.2	$6.9
Additions charged to expense	2.2	1.4	3.3
Deductions—write offs	(3.0)	(1.3)	(5.3)
Mead C&OP acquisition	2.1	—	—
Foreign exchange changes	0.1	(0.2)	0.3
Balance at end of year	$6.5	$5.1	$5.2
Allowances for Sales Returns and Discounts
Changes in the allowances for sales returns and discounts were as follows:

	Year Ended December 31,
(in millions of dollars)	2012	2011	2010
Balance at beginning of year	$7.7	$9.2	$9.8
Additions charged to expense	41.0	41.6	31.8
Deductions—returns	(41.6)	(43.1)	(32.1)
Mead C&OP acquisition	2.8	—	—
Foreign exchange changes	0.7	—	(0.3)
Balance at end of year	$10.6	$7.7	$9.2
Allowances for Cash Discounts
Changes in the allowances for cash discounts were as follows:

	Year Ended December 31,
(in millions of dollars)	2012	2011	2010
Balance at beginning of year	$1.1	$1.2	$1.2
Additions charged to expense	16.4	11.0	11.3
Deductions—discounts taken	(16.0)	(11.0)	(11.1)
Mead C&OP acquisition	0.6	—	—
Foreign exchange changes	0.1	(0.1)	(0.2)
Balance at end of year	$2.2	$1.1	$1.2
Warranty Reserves
Changes in the reserve for warranty claims were as follows:

	Year Ended December 31,
(in millions of dollars)	2012	2011	2010
Balance at beginning of year	$2.7	$3.1	$2.8
Provision for warranties issued	3.3	3.0	3.2
Settlements made (in cash or in kind)	(3.2)	(3.4)	(2.9)
Balance at end of year	$2.8	$2.7	$3.1
Income Tax Valuation Allowance
Changes in the deferred tax valuation allowances were as follows:

	Year Ended December 31,
(in millions of dollars)	2012	2011	2010
Balance at beginning of year	$204.3	$193.2	$188.9
Charges/(credits) to expense	(145.1)	5.4	15.7
Charged to other accounts	(4.3)	7.0	(7.6)
Foreign exchange changes	0.5	(1.3)	(3.8)
Balance at end of year	$55.4	$204.3	$193.2

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents Highly liquid investments with an original maturity of three months or less are included in cash and cash equivalents.
Allowances for Doubtful Accounts, Discounts and Returns
Allowances for Doubtful Accounts, Discounts and Returns

Trade receivables are recorded at the stated amount, less allowances for discounts, doubtful accounts and returns. The allowance for doubtful accounts represents estimated uncollectible receivables associated with potential customer defaults on contractual obligations, usually due to customers’ potential insolvency. The allowances include amounts for certain customers where a risk of default has been specifically identified. In addition, the allowances includes a provision for customer defaults on a general formula basis when it is determined the risk of some default is probable and estimable, but cannot yet be associated with specific customers. The assessment of the likelihood of customer defaults is based on various factors, including the length of time the receivables are past due, historical experience and existing economic conditions.

The allowance for sales returns represents estimated uncollectible receivables associated with the potential return of products previously sold to customers, and is recorded at the time that the sales are recognized. The allowance includes a general provision for product returns based on historical trends. In addition, the allowance includes a reserve for currently authorized customer returns that are considered to be abnormal in comparison to the historical basis.

Inventories
Inventories

Inventories are priced at the lower of cost (principally first-in, first-out with minor amounts at average) or market. A reserve is established to adjust the cost of inventory to its net realizable value. Inventory reserves are recorded for obsolete or slow-moving inventory based on assumptions about future demand and marketability of products, the impact of new product introductions and specific identification of items, such as product discontinuance or engineering/material changes. These estimates could vary significantly, either favorably or unfavorably, from actual requirements if future economic conditions, customer inventory levels or competitive conditions differ from expectations.

Property, Plant and Equipment
Property, Plant and Equipment

Property, plant and equipment are carried at cost. Depreciation is provided, principally on a straight-line basis, over the estimated useful lives of the assets. Gains or losses resulting from dispositions are included in operating income. Betterments and renewals, that improve and extend the life of an asset are capitalized; maintenance and repair costs are expensed. Purchased computer software is capitalized and amortized over the software’s useful life.

The following table shows estimated useful lives of property, plant and equipment:

Long-Lived Assets
Long-Lived Assets

We test long-lived assets for impairment whenever events or changes in circumstances indicate that the assets’ carrying amount is not recoverable from its undiscounted cash flows. When such events occur, we compare the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset or asset group to the carrying amount of a long-lived asset or asset group. The cash flows are based on our best estimate at the time of future cash flow, derived from the most recent business projections. If this comparison indicates that there is impairment, the amount of the impairment is typically calculated using discounted expected future cash flows. The discount rate applied to these cash flows is based on our weighted average cost of capital, computed by selecting market rates at the valuation dates for debt and equity that are reflective of the risks associated with an investment in our industry as estimated by using comparable publicly traded companies.

Intangible Assets
Intangible Assets

Intangible assets are comprised primarily of indefinite-lived intangible assets acquired and purchased intangible assets arising from the application of purchase accounting. Indefinite-lived intangible assets are not amortized, but are evaluated annually to determine whether the indefinite useful life is appropriate. Indefinite-lived intangibles are tested for impairment on an annual basis and written down when impaired. An interim impairment test is performed if an event occurs or conditions change that would more likely than not reduce the fair value below the carrying value.

In addition, purchased intangible assets other than goodwill are amortized over their useful lives unless their lives are determined to be indefinite. Certain of our trade names have been assigned an indefinite life as we currently anticipate that these trade names will contribute cash flows to ACCO Brands indefinitely.

We review indefinite-lived intangibles for impairment annually, normally in the second quarter, and whenever market or business events indicate there may be a potential adverse impact on a particular intangible. We consider the implications of both external factors (e.g., market growth, pricing, competition, and technology) and internal factors (e.g., product costs, margins, support expenses, and capital investment) and their potential impact on cash flows for each business in both the near and long term, as well as their impact on any identifiable intangible asset associated with the business. Based on recent business results, consideration of significant external and internal factors, and the resulting business projections, indefinite-lived intangible assets are reviewed to determine whether they are likely to remain indefinite-lived, or whether a finite life is more appropriate. In addition, based on events in the period and future expectations, management considers whether the potential for impairment exists. Finite lived intangibles are amortized over 10, 15, 23 or 30 years.

As part of our review in the second quarter of 2012, $21.4 million of the value previously assigned to one of our legacy indefinite-lived trade names was changed to an amortizable intangible asset. The legacy indefinite-lived trade name was not impaired. The change was made in respect of decisions regarding our future use of the trade name. We commenced amortizing the trade name in June of 2012 on a prospective basis over a life of 30 years.

Goodwill
Goodwill

Goodwill has been recorded on our balance sheet and represents the excess of the cost of the acquisitions when compared to the fair value of the net assets acquired. We test goodwill for impairment at least annually, normally in the second quarter, and on an interim basis if an event or circumstance indicates that it is more likely than not that an impairment has been incurred. If the carrying amount of the goodwill exceeds its fair value, an impairment loss is recognized. During 2012, we adopted ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment. ASU No. 2011-08 permits entities to first assess qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test included in U.S. GAAP. Entities are not required to calculate the fair value of a reporting unit unless they determine that it is more likely than not that the fair value is less than the carrying amount. We concluded it was not necessary to apply the traditional two-step fair value quantitative impairment test in ASC 350 to any of our reporting units in 2012. When applying a fair-value-based test, estimates are made of the expected future cash flows to be derived from each reporting unit. The resulting fair value determination is significantly impacted by estimates of future prices for our products, capital needs, economic trends and other factors.

Given the current economic environment and the uncertainties regarding the impact on our business, there can be no assurance that our estimates and assumptions made for purposes of our qualitative impairment testing during 2012 will prove to be accurate predictions of the future. If our assumptions regarding forecasted revenue or margin growth rates of certain reporting units are not achieved, we may be required to record impairment charges in future periods, whether in connection with our next annual impairment testing in the second quarter of fiscal year 2013 or prior to that, if any such change constitutes a triggering event outside of the quarter from when the annual impairment test is performed. It is not possible at this time to determine if any such future impairment charge would result or, if it does, whether such charge would be material.

Employee Benefit Plans
Employee Benefit Plans

We provide a range of benefits to our employees and retired employees, including pension, post-retirement, post-employment and health care benefits. We record annual amounts relating to these plans based on calculations, which include various actuarial assumptions, including discount rates, assumed rates of return on plan assets, compensation increases, turnover rates and health care cost trend rates. We review our actuarial assumptions on an annual basis and make modifications to the assumptions based on current rates and trends when it is deemed appropriate to do so. The effect of the modifications are generally recorded and amortized over future periods.

Income Taxes
Income Taxes

Deferred tax liabilities or assets are established for temporary differences between financial and tax reporting bases and are subsequently adjusted to reflect changes in tax rates expected to be in effect when the temporary differences reverse. A valuation allowance is recorded to reduce deferred tax assets to an amount that is more likely than not to be realized. Facts and circumstances may change and cause us to revise the conclusions on our ability to realize certain net operating losses and other deferred tax attributes.

The amount of income taxes that we pay is subject to ongoing audits by federal, state and foreign tax authorities. Our estimate of the potential outcome of any uncertain tax position is subject to management’s assessment of relevant risks, facts and circumstances existing at that time. We believe that we have adequately provided for reasonably foreseeable outcomes related to these matters. However, our future results may include favorable or unfavorable adjustments to our estimated tax liabilities in the period the assessments are revised or resolved.

Revenue Recognition
Revenue Recognition

We recognize revenue from product sales when earned, net of applicable provisions for discounts, returns and allowances. We consider revenue to be realized or realizable and earned when all of the following criteria are met: title and risk of loss have passed to the customer, persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable and collectability is reasonably assured. We also provide for our estimate of potential bad debt at the time of revenue recognition.

Cost of Products Sold
Cost of Products Sold

Cost of products sold includes all manufacturing, product sourcing and distribution costs, including depreciation related to assets used in the manufacturing, procurement and distribution process, allocation of certain information technology costs supporting those processes, inbound and outbound freight, shipping and handling costs, purchasing costs associated with materials and packaging used in the production processes.

Advertising, Selling, General and Administrative Expenses
Advertising, Selling, General and Administrative Expenses

Advertising, selling, general and administrative expenses include advertising, marketing, selling (including commissions), research and development, customer service, depreciation related to assets outside the manufacturing and distribution processes and all other general and administrative expenses outside the manufacturing and distribution functions (e.g., finance, human resources, information technology, etc.).

Customer Program Costs
Customer Program Costs

Customer program costs include, but are not limited to, sales rebates which are generally tied to achievement of certain sales volume levels, in-store promotional allowances, shared media and customer catalog allowances and other cooperative advertising arrangements, and freight allowance programs. We generally recognizes customer program costs as a deduction to gross sales at the time that the associated revenue is recognized. Certain customer incentives that do not directly relate to future revenues are expensed when initiated.

In addition, accrued customer program liabilities principally include, but are not limited to, sales volume rebates, promotional allowances, shared media and customer catalog allowances and other cooperative advertising arrangements, and freight allowances as discussed above.

Shipping and Handling
Shipping and Handling

We reflect all amounts billed to customers for shipping and handling in net sales and the costs incurred from shipping and handling product (including costs to ship and move product from the seller’s place of business to the buyer’s place of business, as well as costs to store, move and prepare products for shipment) in cost of products sold.

Warranty Reserves
Warranty Reserves

We offer our customers various warranty terms based on the type of product that is sold. Estimated future obligations related to products sold under these warranty terms are provided by charges to operations in the period in which the related revenue is recognized.

Advertising Costs
Advertising Costs

Advertising costs amounted to $125.7 million, $98.1 million and $92.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. These costs include, but are not limited to, cooperative advertising and promotional allowances as described in “Customer Program Costs” above, and are principally expensed as incurred.

Research and Development
Research and Development

Research and development expenses, which amounted to $20.8 million, $20.5 million and $24.0 million for the years ended December 31, 2012, 2011 and 2010, respectively, are classified as general and administrative expenses and are charged to expense as incurred.

Stock-Based Compensation
Stock-Based Compensation

Our primary types of share-based compensation consist of stock options, stock-settled appreciation rights, restricted stock unit awards, and performance stock unit awards. Stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. Where awards are made with non-substantive vesting periods (for example, where a portion of the award vests upon retirement eligibility), we estimate and recognize expense based on the period from the grant date to the date on which the employee is retirement eligible.

Foreign Currency Translation
Foreign Currency Translation

Foreign currency balance sheet accounts are translated into U.S. dollars at the rates of exchange at the balance sheet date. Income and expenses are translated at the average rates of exchange in effect during the period. The related translation adjustments are made directly to a separate component of accumulated other comprehensive income (loss) in stockholders’ equity. Some transactions are made in currencies different from an entity’s functional currency. Gains and losses on these foreign currency transactions are included in income as they occur.

Derivatives Financial Instruments
Derivative Financial Instruments

We recognize all derivatives as either assets or liabilities on the balance sheet and measures those instruments at fair value. If the derivative is designated as a fair value hedge and is effective, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings in the same period. If the derivative is designated as a cash flow hedge, the effective portions of changes in the fair value of the derivative are recorded in other comprehensive income (loss) and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings.

Certain forecasted transactions, assets and liabilities are exposed to foreign currency risk. We continually monitor our foreign currency exposures in order to maximize the overall effectiveness of our foreign currency hedge positions. Principal currencies hedged include the U.S. dollar, Euro, Australian dollar, Canadian dollar and Pound sterling.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (ASU) No. 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment. ASU No. 2011-08 was issued to simplify the testing of goodwill for impairment by allowing an optional qualitative factors test to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test already included in ASC Topic 350. ASU No. 2011-08 is effective for annual and interim goodwill tests performed for fiscal years after December 15, 2011. We adopted the standard in 2012 and it did not have a significant impact on our consolidated financial statements or results of operations.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The revised standard is intended to reduce the cost and complexity of testing indefinite-lived intangible assets other than goodwill for impairment. It allows companies to perform a qualitative assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test. It is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. We will adopt the standard, and it is expected to have no effect on the consolidated financial statements or results of operations.

In October 2012, the FASB issued ASU No. 2012-04, Technical Corrections and Improvements. The amendments in this ASU affect a wide range of topics, but are generally considered nonsubstantive in nature. It is effective for fiscal periods beginning after December 15, 2012. We will adopt the standard, and it is expected to have no effect on the consolidated financial statements or results of operations.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The revised standard is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It is effective for fiscal periods beginning after December 15, 2012. We will adopt the standard and its required disclosure.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment
The following table shows estimated useful lives of property, plant and equipment:

Buildings	40 to 50 years
Leasehold improvements	Lesser of lease term or the life of the asset
Machinery, equipment and furniture	3 to 10 years
Property, plant and equipment, net consisted of:

	December 31,
(in millions of dollars)	2012	2011
Land and improvements	$27.5	$13.6
Buildings and improvements to leaseholds	151.3	115.5
Machinery and equipment	379.2	321.7
Construction in progress	33.4	12.5
	591.4	463.3
Less: accumulated depreciation	(317.8)	(316.1)
Property, plant and equipment, net(1)	$273.6	$147.2

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Calculation of Consideration Given for Mead C&OP Acquisition
The calculation of consideration given for Mead C&OP was finalized during the fourth quarter of 2012 and is described in the following table.

(in millions, except per share price)	At May 1, 2012
Calculated consideration for Mead C&OP:
Outstanding shares of ACCO Brands common stock(1)	56.0
Multiplier needed to calculate shares to be issued(2)	1.0202020202
Number of shares issued to MWV shareholders	57.1
Closing price per share of ACCO Brands common stock(3)	$10.55
Value of common shares issued	$602.3
Plus:
Dividend paid to MWV	460.0
Less:
Working capital adjustment(4)	(30.5)
Consideration for Mead C&OP	$1,031.8

(1) Represents the number of shares of the Company's common stock as of May 1, 2012.
(2) Represents MWV shareholders' negotiated ownership percentage in ACCO Brands of 50.5% divided by the 49.5% that was owned by ACCO Brands shareholders upon completion of the Merger.
(3) Represents the closing price per share of the Company's stock as of April 30, 2012.
(4) Represents the difference between the target net working capital and the closing net working capital as of April 30, 2012.

Purchase Price Allocation to the Fair Value of the Assets Acquired and Liabilities Assumed
The following table presents the preliminary allocation of the purchase price to the fair values of the assets acquired and liabilities assumed at the date of acquisition.

(in millions of dollars)	At May 1, 2012
Calculation of Goodwill:
Consideration given for Mead C&OP	$1,031.8
Cash acquired	(32.0)
Net purchase price	$999.8
Plus fair value of liabilities assumed:
Accounts payable and accrued liabilities	103.8
Current and non-current deferred tax liabilities	207.8
Other non-current liabilities	72.8
Fair value of liabilities assumed	$384.4

Less fair value of assets acquired:
Accounts receivable	73.3
Inventory	143.5
Property, plant and equipment	136.6
Identifiable intangibles	543.2
Other assets	24.2
Fair value of assets acquired	$920.8

Goodwill	$463.4

Unaudited Pro Forma Consolidated Results
Had the acquisition occurred on January 1, 2011, unaudited pro forma consolidated results for the twelve month periods ending December 31, 2012 and 2011 would have been as follows:

	Twelve Months Ended December 31,
(in millions of dollar, except per share data)	2012	2011
Net sales	$1,895.0	$2,064.0
Income from continuing operations	60.4	116.7
Income from continuing operations per common share (diluted)	$0.53	$1.03

Long-term Debt and Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Notes Payable and Long-Term Debt
Notes payable and long-term debt consisted of the following as of December 31, 2012 and 2011:

(in millions of dollars)	2012	2011
U.S. Dollar Senior Secured Term Loan B, due May 2019 (floating interest rate of 4.25% at December 31, 2012)	$326.8	$—
U.S. Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 3.32% at December 31, 2012)	220.8	—
Canadian Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 4.26% at December 31, 2012)	21.8	—
Senior Unsecured Notes, due May 2020 (fixed interest rate of 6.75%)	500.0	—
Senior Secured Notes, due March 2015, net of discount (fixed interest rate of 10.625%)	—	420.9	(1)
U.S. Dollar Senior Subordinated Notes, due August 2015 (fixed interest rate of 7.625%)	—	246.3
Other borrowings	2.7	1.8
Total debt	1,072.1	669.0
Less: current portion	(1.3)	(0.2)
Total long-term debt	$1,070.8	$668.8

(1)	Net of unamortized original issue discount of $4.2 million as of December 31, 2011.

Schedule of Financial Covenant Ratio Levels
The table below sets forth the financial covenant ratio levels under the senior secured credit facilities:

	Maximum Consolidated Leverage Ratio(1)	Minimum - Interest Coverage Ratio(2)
May 1, 2012 to December 31, 2012	4.50:1.00	3.00:1.00
January 1, 2013 to December 31, 2013	4.25:1.00	3.00:1.00
January 1, 2014 to December 31, 2014	4.00:1.00	3.25:1.00
January 1, 2015 to December 31, 2015	3.75:1.00	3.25:1.00
January 1, 2016 and thereafter	3.50:1.00	3.50:1.00

Pension and Other Retiree Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
The following table sets out information for pension plans with an accumulated benefit obligation in excess of plan assets:

	U.S.		International
(in millions of dollars)	2012	2011	2012	2011
Projected benefit obligation	$191.7	$171.9	$349.6	$272.8
Accumulated benefit obligation	189.8	171.9	335.3	260.2
Fair value of plan assets	135.4	119.1	300.6	230.9

Schedule of Allocation of Plan Assets
Our pension plan weighted average asset allocations as of December 31, 2012 and 2011 were as follows:

	2012		2011
	U.S.	International	U.S.	International
Asset category
Equity securities	64%	47%	63%	48%
Fixed income	30	39	32	42
Real estate	—	4	—	4
Other(1)	6	10	5	6
Total	100%	100%	100%	100%

(1)	Insurance contracts, multi-strategy hedge funds and cash and cash equivalents for certain of our plans.

Schedule of Amounts Recognized in Balance Sheet Net Funded Status
The following table sets forth our defined benefit pension plans and other post-retirement benefit plans funded status and the amounts recognized in our consolidated balance sheets:

	Pension Benefits				Post-retirement
	U.S.		International
(in millions of dollars)	2012	2011	2012	2011	2012	2011
Change in projected benefit obligation (PBO)
Projected benefit obligation at beginning of year	$171.9	$162.5	$284.6	$268.3	$13.4	$13.3
Service cost	1.2	—	2.1	2.1	0.2	0.2
Interest cost	8.4	8.6	14.3	14.7	0.6	0.6
Actuarial loss	19.9	9.5	30.7	14.2	0.1	—
Participants’ contributions	—	—	0.8	0.9	0.2	0.2
Benefits paid	(12.2)	(8.7)	(13.2)	(13.0)	(0.8)	(0.9)
Curtailment gain	—	—	—	(0.6)	—	—
Foreign exchange rate changes	—	—	13.6	(2.0)	0.2	—
Other items	0.7	—	(0.4)	—	—	—
Mead C&OP acquisition	1.8	—	28.5	—	2.1	—
Projected benefit obligation at end of year	191.7	171.9	361.0	284.6	16.0	13.4
Change in plan assets
Fair value of plan assets at beginning of year	119.1	124.8	242.7	242.3	—	—
Actual return on plan assets	19.8	(3.2)	35.5	7.0	—	—
Employer contributions	8.7	6.2	9.9	6.6	0.6	0.7
Participants’ contributions	—	—	0.8	0.9	0.2	0.2
Benefits paid	(12.2)	(8.7)	(13.2)	(13.0)	(0.8)	(0.9)
Foreign exchange rate changes	—	—	11.8	(1.1)	—	—
Mead C&OP acquisition	—	—	24.4	—	—	—
Fair value of plan assets at end of year	135.4	119.1	311.9	242.7	—	—
Funded status (Fair value of plan assets less PBO)	$(56.3)	$(52.8)	$(49.1)	$(41.9)	$(16.0)	$(13.4)
Amounts recognized in the consolidated balance sheet consist of:
Other current liabilities	$—	$0.2	$0.5	$0.6	$1.1	$1.2
Accrued benefit liability(1)	56.3	52.6	48.6	41.3	14.9	12.2
Components of accumulated other comprehensive income, net of tax:
Unrecognized prior service cost	0.4	—	(0.2)	0.4	—	—
Unrecognized actuarial loss (gain)	57.8	56.1	74.2	62.2	(1.1)	(2.6)

(1)
Pension and post-retirement liabilities of $119.8 million as of December 31, 2012, increased from $106.1 million as of December 31, 2011, due to lower discount rates compared to prior year assumptions, partially offset by the over performance of the assets of the pension plans compared to the expected long-term rate of return of the assets of the pension plans.

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year
Of the amounts included within accumulated other comprehensive income (loss), we expect to recognize the following pre-tax amounts as components of net periodic benefit cost during 2013:

	Pension Benefits		Post-retirement
(in millions of dollars)	U.S.	International
Prior service cost	$0.1	$—	$—
Actuarial loss (gain)	9.6	2.5	(0.7)
	$9.7	$2.5	$(0.7)

Components of Net Periodic Benefit Cost for Pension and Post-Retirement Plans
The components of net periodic benefit cost for pension and post-retirement plans for the years ended December 31, 2012, 2011, and 2010, respectively, were as follows:

	Pension Benefits						Post-retirement
	U.S.			International
(in millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost	$1.2	$—	$—	$2.1	$2.1	$2.3	$0.2	$0.2	$0.2
Interest cost	8.4	8.6	8.9	14.3	14.7	14.6	0.6	0.6	0.7
Expected return on plan assets	(10.4)	(10.7)	(10.4)	(16.2)	(16.0)	(15.1)	—	—	—
Amortization of prior service cost	—	—	—	0.4	0.2	0.1	—	—	—
Amortization of net loss (gain)	6.2	4.3	3.0	2.2	3.9	4.8	(1.6)	(0.6)	(0.9)
Curtailment	—	—	—	—	(0.2)	—	—	—	—
Settlement loss	0.7	—	—	—	—	—	—	—	—
Net periodic benefit cost	$6.1	$2.2	$1.5	$2.8	$4.7	$6.7	$(0.8)	$0.2	$—

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss)
Other changes in plan assets and benefit obligations that were recognized in other comprehensive income (loss) during the years ended December 31, 2012, 2011, and 2010 were as follows:

	Pension Benefits						Post-retirement
	U.S.			International
(in millions of dollars)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Current year actuarial loss (gain)	$9.6	$23.5	$(0.2)	$11.4	$22.8	$(4.2)	$0.1	$—	$—
Amortization of actuarial (loss) gain	(6.2)	(4.3)	(3.0)	(2.2)	(3.9)	(4.8)	1.6	0.6	0.9
Current year prior service cost (income)	0.8	—	—	(0.3)	—	—	—	—	—
Amortization of prior service cost	—	—	—	(0.4)	(0.2)	(0.1)	—	—	—
Exchange rate adjustment	—	—	—	4.1	(1.0)	(3.2)	(0.1)	—	0.1
Total recognized in other comprehensive income (loss)	$4.2	$19.2	$(3.2)	$12.6	$17.7	$(12.3)	$1.6	$0.6	$1.0
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$10.3	$21.4	$(1.7)	$15.4	$22.4	$(5.6)	$0.8	$0.8	$1.0

Schedule of Assumptions Used
Weighted average assumptions used to determine benefit obligations for the years ended December 31, 2012, 2011, and 2010 were as follows:

	Pension Benefits						Post-retirement
	U.S.			International
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Discount rate	4.2%	5.0%	5.5%	4.3%	4.7%	5.4%	4.0%	4.5%	5.0%
Rate of compensation increase	N/A	N/A	N/A	4.0%	3.6%	4.4%	—	—	—
Weighted average assumptions used to determine net cost for the years ended December 31, 2012, 2011, and 2010 were as follows:

	Pension Benefits						Post-retirement
	U.S.			International
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Discount rate	5.0%	5.5%	5.9%	4.7%	5.4%	5.8%	4.5%	5.0%	5.9%
Expected long-term rate of return	8.2%	8.2%	8.2%	6.2%	6.4%	6.8%	—	—	—
Rate of compensation increase	N/A	N/A	N/A	3.6%	4.4%	4.5%	—	—	—
Weighted average health care cost trend rates used to determine post-retirement benefit obligations and net cost as of December 31, 2012, 2011, and 2010 were as follows:

	Post-retirement Benefits
	2012	2011	2010
Health care cost trend rate assumed for next year	7%	7%	8%
Rate that the cost trend rate is assumed to decline (the ultimate trend rate)	5%	5%	5%
Year that the rate reaches the ultimate trend rate	2020	2020	2020

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
Assumed health care cost trend rates may have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-Percentage-	1-Percentage-
(in millions of dollars)	Point Increase	Point Decrease
Increase (decrease) on total of service and interest cost	$0.1	$(0.2)
Increase (decrease) on post-retirement benefit obligation	1.6	(1.4)

Schedule of Expected Benefit Payments
The following table presents estimated future benefit payments for the next ten fiscal years:

	Pension	Post-retirement
(in millions of dollars)	Benefits	Benefits
2013	$21.5	$1.1
2014	$22.3	$1.2
2015	$22.7	$1.1
2016	$23.3	$1.1
2017	$24.0	$1.1
Years 2018 — 2022	$125.8	$4.9

U.S.
Defined Benefit Plan Disclosure [Line Items]
Schedule of Allocation of Plan Assets
Fair value measurements of our U.S. pension plan assets by asset category as of December 31, 2012 were as follows:

(in millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2012
Common stocks	$8.1	$—	$—	$8.1
Mutual funds	79.1	—	—	79.1
Common collective trust funds	—	8.0	—	8.0
Government debt securities	—	4.4	—	4.4
Corporate debt securities	—	11.2	—	11.2
Asset-backed securities	—	8.6	—	8.6
Multi-strategy hedge funds	—	6.2	—	6.2
Government mortgage-backed securities	—	4.2	—	4.2
Collateralized mortgage obligations, mortgage backed securities, and other	—	5.6	—	5.6
Total	$87.2	$48.2	$—	$135.4

Fair value measurements of our U.S. pension plan assets by asset category as of December 31, 2011 were as follows:

(in millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2011
Common stocks	$6.9	$—	$—	$6.9
Mutual funds	68.3	—	—	68.3
Government debt securities	—	10.9	—	10.9
Corporate debt securities	—	8.0	—	8.0
Asset-backed securities	—	7.8	—	7.8
Multi-strategy hedge funds	—	5.4	—	5.4
Government mortgage-backed securities	—	4.0	—	4.0
Common collective trust funds, collateralized mortgage obligations, mortgage backed securities, and other fixed income securities	—	7.8	—	7.8
Total	$75.2	$43.9	$—	$119.1

International
Defined Benefit Plan Disclosure [Line Items]
Schedule of Allocation of Plan Assets
Fair value measurements of our international pension plans assets by asset category as of December 31, 2012 were as follows:

(in millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2012
Cash and cash equivalents	$4.3	$—	$—	$4.3
Equity securities	130.5	15.8	—	146.3
Corporate debt securities	—	103.6	—	103.6
Multi-strategy hedge funds	—	15.0	—	15.0
Insurance contracts	—	12.2	—	12.2
Other debt securities	—	10.3	—	10.3
Real estate	—	9.9	1.0	10.9
Government debt securities	—	9.3	—	9.3
Total	$134.8	$176.1	$1.0	$311.9

Fair value measurements of our international pension plans assets by asset category as of December 31, 2011 were as follows:

(in millions of dollars)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2011
Cash and cash equivalents	$3.2	$—	$—	$3.2
Equity securities	116.6	—	—	116.6
Corporate debt securities	—	82.6	—	82.6
Real estate	—	10.0	—	10.0
Insurance contracts	—	9.7	—	9.7
Other debt securities	—	9.7	—	9.7
Government debt securities	—	9.0	—	9.0
Multi-strategy hedge funds	—	1.9	—	1.9
Total	$119.8	$122.9	$—	$242.7

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
The following table summarizes the impact of all stock-based compensation expense on our consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010.

(in millions of dollars)	2012	2011	2010
Advertising, selling, general and administrative expense	$9.2	$6.3	$4.2
Income from continuing operations before income tax	9.2	6.3	4.2
Income tax expense	3.3	0.2	0.2
Net income	$5.9	$6.1	$4.0

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan
Stock-based compensation expense by award type (including stock options, stock-settled appreciation rights (“SSARs”), restricted stock units (“RSUs”) and performance stock units (“PSUs”)) for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in millions of dollars)	2012	2011	2010
Stock option compensation expense	$1.8	$0.6	$0.4
SSAR compensation expense	0.1	0.2	0.2
RSU compensation expense	3.9	3.0	2.8
PSU compensation expense	3.4	2.5	0.8
Total stock-based compensation	$9.2	$6.3	$4.2

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of each option/SSAR grant is estimated on the date of grant using the Black-Scholes option-pricing model using the weighted average assumptions as outlined in the following table:

	Year Ended December 31,
	2012		2011
Weighted average expected lives	4.5	years	4.5	years
Weighted average risk-free interest rate	0.75%		1.65%
Weighted average expected volatility	55.7%		50.7%
Expected dividend yield	0.0%		0.0%
Weighted average grant date fair value	$5.41		$3.85

Schedule of Share-based Compensation, Activity
A summary of the changes in stock options/SSARs outstanding under the Company’s stock compensation plans during the year ended December 31, 2012 is presented below:

	Number Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2011	6,108,456	$12.23
Granted	698,526	$11.83
Exercised	(297,446)	$1.58
Lapsed	(1,630,983)	$20.28
Outstanding at December 31, 2012	4,878,553	$10.12	3.2 years	$9.7	million
Exercisable shares at December 31, 2012	3,796,756	$9.95	2.4 years	$9.7	million
Options/SSARs vested or expected to vest	4,814,335	$10.12	3.1 years	$9.7	million

Schedule of Other Share-based Compensation, Activity
A summary of the changes in the stock unit awards outstanding under our equity compensation plans during 2012 is presented below:

	Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2011	2,391,360	$8.80
Granted	1,536,779	$11.54
Vested	(453,831)	$11.11
Forfeited and cancelled	(474,711)	$9.25
Outstanding at December 31, 2012	2,999,597	$9.78

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Components of Inventory
Inventories are stated at the lower of cost or market value. The components of inventories were as follows:

	December 31,
(in millions of dollars)	2012	2011
Raw materials	$40.1	$23.9
Work in process	5.4	3.6
Finished goods	220.0	170.2
Total inventories	$265.5	$197.7

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
The following table shows estimated useful lives of property, plant and equipment:

Buildings	40 to 50 years
Leasehold improvements	Lesser of lease term or the life of the asset
Machinery, equipment and furniture	3 to 10 years
Property, plant and equipment, net consisted of:

	December 31,
(in millions of dollars)	2012	2011
Land and improvements	$27.5	$13.6
Buildings and improvements to leaseholds	151.3	115.5
Machinery and equipment	379.2	321.7
Construction in progress	33.4	12.5
	591.4	463.3
Less: accumulated depreciation	(317.8)	(316.1)
Property, plant and equipment, net(1)	$273.6	$147.2

Goodwill and Identifiable Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Net Carrying Amount of Goodwill by Segment
Changes in the net carrying amount of goodwill by segment were as follows:

(in millions of dollars)	ACCO Brands North America		ACCO Brands International		Computer Products Group	Total

Balance at December 31, 2010	$78.0	(1)	$52.1	(1)	$6.8	$136.9
Translation	(0.2)		(1.7)		—	(1.9)
Balance at December 31, 2011	77.8		50.4		6.8	135.0
Mead C&OP acquisition	318.7		144.7		—	463.4
Translation	(0.2)		(8.8)		—	(9.0)
Balance at December 31, 2012	$396.3		$186.3		$6.8	$589.4
Goodwill	$527.2		$270.5		$6.8	$804.5
Accumulated impairment losses	(130.9)		(84.2)		—	(215.1)
Balance at December 31, 2012	$396.3		$186.3		$6.8	$589.4

(1)
We implemented certain organizational changes in conjunction with the Merger. Effective as of the second quarter of 2012, our former ACCO Brands Americas segment became ACCO Brands North America as the pre-acquisition Latin America business was moved into the ACCO Brands International segment. Goodwill associated with our legacy ACCO Brands Latin America business is therefore now included in the ACCO Brands International segment.

Allocations of Indentifiable Intangible Assets
The allocations of the acquired identifiable intangibles acquired in the Merger are as follows:

(in millions of dollars)	Estimated Fair Value	Estimated Average Remaining Useful Life
Trade names - indefinite lived	$415.3	Indefinite
Trade names - finite lived	50.3	10-15 years
Customer relationships	77.6	10-15 years
	$543.2

Gross Carrying Value and Accumulated Amortization by Class of Identifiable Intangible Assets
The gross carrying value and accumulated amortization by class of identifiable intangible assets as of December 31, 2012 and 2011 are as follows:

	December 31, 2012					December 31, 2011
(in millions of dollars)	Gross Carrying Amounts		Accumulated Amortization		Net Book Value	Gross Carrying Amounts		Accumulated Amortization		Net Book Value
Indefinite-lived intangible assets:
Trade names	$524.9		$(44.5)	(1)	$480.4	$138.2	(2)	$(44.5)	(1)	$93.7
Amortizable intangible assets:
Trade names	130.9	(2)	(36.7)		94.2	58.0		(27.8)		30.2
Customer and contractual relationships	103.7		(32.7)		71.0	26.1		(21.5)		4.6
Patents/proprietary technology	10.4		(9.4)		1.0	10.4		(8.5)		1.9
Subtotal	245.0		(78.8)		166.2	94.5		(57.8)		36.7
Total identifiable intangibles	$769.9		$(123.3)		$646.6	$232.7		$(102.3)		$130.4

(1)	Accumulated amortization prior to the adoption of authoritative guidance on goodwill and other intangible assets, at which time further amortization ceased.

(2)	A trade name with a gross carrying value of $21.4 million has been reclassified to amortizable intangible assets effective in the second quarter of 2012.

Estimated Amortization Expense for Future Periods
Estimated amortization expense for amortizable intangible assets for the next five years is as follows:

(in millions of dollars)	2013	2014	2015	2016	2017
Estimated amortization expense	$24.7	$22.2	$19.9	$17.5	$14.3

Restructuring (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Summary of Activity in Restructuring Accounts
A summary of the activity in the restructuring accounts and a reconciliation of the liability for the year ended December 31, 2012 is as follows:

(in millions of dollars)	Balance at December 31, 2011	Provision/ (Income)	Cash Expenditures	Non-cash Items/ Currency Change	Balance at December 31, 2012
Employee termination costs	$0.3	$24.0	$(9.2)	$0.1	$15.2
Termination of lease agreements	0.7	(0.1)	(0.4)	—	0.2
Other	—	0.1	(0.1)	—	—
Sub-total	1.0	24.0	(9.7)	0.1	15.4
Asset impairments/net loss on disposal of assets resulting from restructuring activities	0.2	0.3	(0.3)	(0.2)	—
Total restructuring liability	$1.2	$24.3	$(10.0)	$(0.1)	$15.4
A summary of the activity in the restructuring accounts and a reconciliation of the liability for the year ended December 31, 2011 is as follows:

(in millions of dollars)	Balance at December 31, 2010	Provision/ (Income)	Cash Expenditures	Non-cash Items/ Currency Change	Balance at December 31, 2011
Employee termination costs	$2.2	$(0.6)	$(1.4)	$0.1	$0.3
Termination of lease agreements	3.0	(0.5)	(1.9)	0.1	0.7
Sub-total	5.2	(1.1)	(3.3)	0.2	1.0
Asset impairments/net loss on disposal of assets resulting from restructuring activities	—	0.4	(0.1)	(0.1)	0.2
Total restructuring liability	$5.2	$(0.7)	$(3.4)	$0.1	$1.2

A summary of the activity in the restructuring accounts and a reconciliation of the liability for the year ended December 31, 2010 is as follows:

(in millions of dollars)	Balance at December 31, 2009	Provision/ (Income)	Cash Expenditures	Non-cash Items/ Currency Change	Balance at December 31, 2010
Employee termination costs	$8.0	$(1.5)	$(3.9)	$(0.4)	$2.2
Termination of lease agreements	4.4	0.2	(1.5)	(0.1)	3.0
Sub-total	12.4	(1.3)	(5.4)	(0.5)	5.2
Asset impairments/net loss on disposal of assets resulting from restructuring activities	—	0.8	—	(0.8)	—
Total restructuring liability	$12.4	$(0.5)	$(5.4)	$(1.3)	$5.2

Schedule of Rationalization Reserve
A summary of the activity in the rationalization charges and a reconciliation of the liability for the year ended December 31, 2011 is as follows:

(in millions of dollars)	Balance at December 31, 2010	Provision	Cash Expenditures	Non-cash Items/ Currency Change	Balance at December 31, 2011
Employee termination costs	$—	$4.5	$(4.2)	$0.1	$0.4

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of income (loss) before income taxes from continuing operations are as follows:

(in millions of dollars)	2012	2011	2010
Domestic operations	$(94.9)	$(48.6)	$(38.5)
Foreign operations	90.5	91.5	77.0
Total	$(4.4)	$42.9	$38.5

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of income taxes computed at the U.S. federal statutory income tax rate to our effective income tax rate for continuing operations is as follows:

(in millions of dollars)	2012	2011	2010
Income tax at U.S. statutory rate	$(1.5)	$15.0	$13.5
State, local and other tax, net of federal benefit	(0.6)	(1.3)	(0.8)
U.S. effect of foreign dividends and earnings	23.7	11.6	4.9
Unrealized foreign currency (loss) gain on intercompany debt	(7.7)	0.9	8.6
Foreign income taxed at a lower effective rate	(7.2)	(7.7)	(6.7)
(Decrease) increase in valuation allowance	(145.1)	5.4	15.7
U.S. effect of capital gain	11.0	—	—
Correction of deferred tax error on foreign subsidiary	0.8	—	(2.8)
Change in prior year tax estimates	(0.4)	1.0	(1.3)
Miscellaneous	5.6	(0.6)	(0.4)
Income taxes as reported	$(121.4)	$24.3	$30.7
Effective tax rate	NM	56.6%	79.7%

Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax expense from continuing operations are as follows:

(in millions of dollars)	2012	2011	2010
Current expense
Federal and other	$6.0	$0.3	$0.6
Foreign	27.1	19.8	18.1
Total current income tax expense	33.1	20.1	18.7
Deferred (benefit) expense
Federal and other	(129.5)	4.9	4.8
Foreign	(25.0)	(0.7)	7.2
Total deferred income tax (benefit) expense	(154.5)	4.2	12.0
Total income tax (benefit) expense	$(121.4)	$24.3	$30.7

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets (liabilities) are as follows:

(in millions of dollars)	2012	2011
Deferred tax assets
Compensation and benefits	$15.6	$14.7
Pension	38.5	34.2
Inventory	5.8	5.4
Other reserves	18.0	7.2
Accounts receivable	6.0	3.7
Capital loss carryforwards	—	10.3
Foreign tax credit carryforwards	20.5	20.5
Net operating loss carryforwards	135.2	129.3
Miscellaneous	6.3	3.3
Gross deferred income tax assets	245.9	228.6
Valuation allowance	(55.4)	(204.3)
Net deferred tax assets	190.5	24.3
Deferred tax liabilities
Depreciation	(27.3)	(2.0)
Identifiable intangibles	(257.4)	(73.0)
Unrealized foreign currency gain on intercompany debt	(3.3)	(10.6)
Gross deferred tax liabilities	(288.0)	(85.6)
Net deferred tax liabilities	$(97.5)	$(61.3)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions of dollars)	2012	2011	2010
Balance at beginning of year	$5.5	$5.7	$6.0
Additions for tax positions of prior years	2.0	0.1	0.2
Reductions for tax positions of prior years	(1.5)	(0.2)	(0.5)
Settlements	—	(0.1)	—
Mead C&OP acquisition	50.3	—	—
Balance at end of year	$56.3	$5.5	$5.7

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares
Our calculation of diluted earnings per common share assumes that any common shares outstanding were increased by shares that would be issued upon exercise of those stock units for which the average market price for the period exceeds the exercise price; less, the shares that could have been purchased by the Company with the related proceeds, including compensation expense measured but not yet recognized, net of tax.

(in millions)	2012	2011	2010
Weighted-average number of common shares outstanding — basic	94.1	55.2	54.8
Stock options	0.1	0.1	0.1
Stock-settled stock appreciation rights	0.9	1.7	2.1
Restricted stock units	1.0	0.6	0.2
Adjusted weighted-average shares and assumed conversions — diluted	96.1	57.6	57.2

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table summarizes the fair value of our derivative financial instruments as of December 31, 2012 and 2011, respectively.

	Fair Value of Derivative Instruments
	Derivative Assets			Derivative Liabilities
(in millions of dollars)	Balance Sheet Location	December 31, 2012	December 31, 2011	Balance Sheet Location	December 31, 2012	December 31, 2011
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other current assets	$0.7	$3.0	Other current liabilities	$0.6	$0.2
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Other current assets	0.5	0.8	Other current liabilities	0.2	1.2
Total derivatives		$1.2	$3.8		$0.8	$1.4

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following tables summarizes the pre-tax effect of the Company’s derivative financial instruments on the Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010 respectively.

	The Effect of Derivative Instruments in Cash Flow Hedging Relationships on the Consolidated Statements of Operations for the Years Ended December 31,
	Amount of Gain (Loss) Recognized in OCI (Effective Portion)			Location of (Gain) Loss Reclassified from OCI to Income	Amount of (Gain) Loss Reclassified from AOCI to Income (Effective Portion)
(in millions of dollars)	2012	2011	2010		2012	2011	2010
Cash flow hedges:
Foreign exchange contracts	(0.2)	$(0.3)	$(3.1)	Cost of products sold	$(1.9)	$4.4	$0.8

	The Effect of Derivatives Not Designated as Hedging Instruments on the Consolidated Statements of Operations
	Location of (Gain) Loss Recognized in Income on Derivatives	Amount of (Gain) Loss Recognized in Income year ended December 31,
(in millions of dollars)		2012	2011	2010
Foreign exchange contracts	Other expense, net	$2.3	$0.9	$(1.8)

Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table sets forth our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2012 and 2011, respectively:

(in millions of dollars)	December 31, 2012	December 31, 2011
Assets:
Forward currency contracts	$1.2	$3.8
Liabilities:
Forward currency contracts	$0.8	$1.4

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The components of, and changes in, accumulated other comprehensive income (loss) were:

(in millions of dollars)	Derivative Financial Instruments	Foreign Currency Adjustments	Unrecognized Pension and Other Post-retirement Benefit Costs	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2010	$(1.5)	$(2.1)	$(82.5)	$(86.1)
Changes during the year (net of taxes of $3.1)	3.7	(15.0)	(33.6)	(44.9)
Balance at December 31, 2011	2.2	(17.1)	(116.1)	(131.0)
Changes during the year (net of taxes of $6.3)	(2.1)	(10.9)	(12.1)	(25.1)
Balance at December 31, 2012	$0.1	$(28.0)	$(128.2)	$(156.1)

Information on Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Net Sales by Reporting Segments
Net sales by business segment for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in millions of dollars)	2012	2011	2010
ACCO Brands North America	$1,028.2	$623.1	$631.6
ACCO Brands International	551.2	505.0	476.0
Computer Products Group	179.1	190.3	177.0
Net sales	$1,758.5	$1,318.4	$1,284.6

Schedule of Operating Income by Reporting Segment
Operating income by business segment for the years ended December 31, 2012, 2011 and 2010 are as follows (a):

(in millions of dollars)	2012	2011	2010
ACCO Brands North America	$86.2	$37.4	$44.2
ACCO Brands International	62.0	58.9	43.6
Computer Products Group	35.9	47.1	43.0
Segment operating income	184.1	143.4	130.8
Corporate	(44.8)	(28.2)	(21.1)
Operating income	139.3	115.2	109.7
Interest expense, net	89.3	77.2	78.3
Equity in earnings of joint ventures	(6.9)	(8.5)	(8.3)
Other expense, net	61.3	3.6	1.2
Income (loss) from continuing operations before income tax	$(4.4)	$42.9	$38.5

(a)
Operating income as presented in the segment table above is defined as i) net sales; ii) less cost of products sold; iii) less advertising, selling, general and administrative expenses; iv) less amortization of intangibles; and v) less restructuring.

Reconciliation of Assets from Segment to Consolidated
The following table presents the measure of segment assets used by the Company’s chief operating decision maker.

	December 31,
	2012	2011
(in millions of dollars)
ACCO Brands North America (b)	$505.1	$272.9
ACCO Brands International (b)	486.4	282.2
Computer Products Group (b)	90.3	85.5
Total segment assets	1,081.8	640.6
Unallocated assets	1,424.5	468.9
Corporate (b)	1.4	7.2
Total assets	$2,507.7	$1,116.7

(b)
Represents total assets, excluding: goodwill and identifiable intangibles resulting from business acquisitions, intercompany balances, cash, deferred taxes, prepaid pension assets, prepaid debt issuance costs and joint ventures accounted for on an equity basis.

Schedule of Assets by Segment Including Allocation of Intangible Assets and Goodwill
As a supplement to the presentation of segment assets presented above, the table below presents segment assets, including the allocation of identifiable intangible assets and goodwill resulting from business combinations.

	December 31,
(in millions of dollars)	2012	2011
ACCO Brands North America (c)	$1,398.6	$433.4
ACCO Brands International (c)	814.3	372.2
Computer Products Group (c)	104.8	100.4
Total segment assets	2,317.7	906.0
Unallocated assets	188.6	203.5
Corporate (c)	1.4	7.2
Total assets	$2,507.7	$1,116.7

(c)	Represents total assets, excluding: intercompany balances, cash, deferred taxes, prepaid pension assets, prepaid debt issuance costs and joint ventures accounted for on an equity basis.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
Property, plant and equipment, net by geographic region are as follows:

	December 31,
(in millions of dollars)	2012	2011
U.S.	$141.0	$76.2
Brazil	62.1	—
U.K.	22.7	23.8
Australia	17.1	17.5
Other countries	30.7	29.7
Property, plant and equipment	$273.6	$147.2

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
Net sales by geographic region for the years ended December 31, 2012, 2011 and 2010 are as follows (d):

(in millions of dollars)	2012	2011	2010
U.S.	$959.2	$621.3	$633.0
Canada	160.8	105.2	97.8
Australia	133.4	143.0	137.0
Brazil	118.9	—	—
UK	98.0	115.6	107.3
Other countries	288.2	333.3	309.5
Net sales	$1,758.5	$1,318.4	$1,284.6

(d)	Net sales are attributed to geographic areas based on the location of the selling company.

Joint Venture Investments (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments
Summarized below is aggregated financial information for the Company’s joint ventures, Pelikan-Artline Pty Ltd and Neschen GBC Graphics Films, LLC ("Neschen"), which are accounted for under the equity method. Accordingly, we record our proportionate share of earnings or losses on the line entitled “Equity in earnings of joint ventures” in the Consolidated Statements of Operations. Our share of the net assets of the joint ventures are included within “Other assets” in the Condensed Consolidated Balance Sheets.

	Year Ended December 31,
(in millions of dollars)	2012	2011	2010
Net sales	$161.9	$165.6	$151.8
Gross profit	95.6	94.6	85.8
Operating income	24.7	24.3	23.0
Net income	17.4	16.9	16.3

	December 31,
(in millions of dollars)	2012	2011
Current assets	$80.7	$94.3
Non-current assets	36.9	37.1
Current liabilities	34.2	40.0
Non-current liabilities	12.8	16.7

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum rental payments for all non-cancelable operating leases (reduced by minor amounts from subleases) at December 31, 2012 are as follows:

(in millions of dollars)
2013	$21.0
2014	18.3
2015	15.7
2016	13.7
2017	11.8
Remainder	48.4
Total minimum rental payments	$128.9

Purchase Commitment, Excluding Long-term Commitment
Future minimum payments under unconditional purchase commitments, primarily for inventory purchase commitments at December 31, 2012 are as follows:

(in millions of dollars)
2013	$89.4
2014	8.1
2015	8.1
2016	8.1
2017	8.0
Thereafter	—
$121.7

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Operating Results and Financial Position of Discontinued Operations
The operating results and financial position of discontinued operations are as follows:

(in millions, except per share data)	2012	2011	2010
Operating Results:
Net sales	$—	$19.9	$45.9
Income from operations before income taxes(1)	—	2.5	6.6
Gain (loss) on sale before income taxes	(2.1)	41.5	(0.1)
Provision (benefit) for income taxes	(0.5)	5.9	1.9
Income (loss) from discontinued operations	$(1.6)	$38.1	$4.6
Per share:
Basic income (loss) from discontinued operations	$(0.02)	$0.69	$0.08
Diluted income (loss) from discontinued operations	$(0.02)	$0.66	$0.08

(1)	During the fourth quarter of 2010, we completed the sale of a property formerly occupied by our commercial print finishing business, resulting in a gain on sale of $1.7 million.

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following is an analysis of certain items in the consolidated statements of operations by quarter for 2012 and 2011:

(in millions of dollars, except per share data)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
2012
Net sales	$288.9	$438.7	$501.2	$529.7
Gross profit	79.8	124.3	151.2	178.1
Operating income	4.0	11.6	56.4	67.3
Income (loss) from continuing operations	(17.3)	94.2	55.2	(15.1)
Loss from discontinued operations, net of income taxes	(0.1)	—	—	(1.5)
Net income (loss)	$(17.4)	$94.2	$55.2	$(16.6)
Basic income (loss) per share:
Income (loss) from continuing operations	$(0.31)	$1.00	$0.49	$(0.13)
Loss from discontinued operations	$—	$—	$—	$(0.01)
Net income (loss)	$(0.31)	$1.00	$0.49	$(0.15)
Diluted income (loss) per share:
Income (loss) from continuing operations	$(0.31)	$0.98	$0.48	$(0.13)
Loss from discontinued operations	$—	$—	$—	$(0.01)
Net income (loss)	$(0.31)	$0.98	$0.48	$(0.15)
2011
Net sales	$298.4	$330.2	$339.1	$350.7
Gross profit	85.2	101.4	103.2	109.4
Operating income	13.3	30.6	35.4	35.9
Income (loss) from continuing operations	(9.0)	6.3	11.9	9.4
Income (loss) from discontinued operations, net of income taxes	0.9	37.4	(0.2)	—
Net income (loss)	$(8.1)	$43.7	$11.7	$9.4
Basic income (loss) per share:
Income (loss) from continuing operations	$(0.16)	$0.11	$0.22	$0.17
Income (loss) from discontinued operations	$0.02	$0.68	$—	$—
Net income (loss)	$(0.15)	$0.79	$0.21	$0.17
Diluted income (loss) per share:
Income (loss) from continuing operations	$(0.16)	$0.11	$0.21	$0.16
Income (loss) from discontinued operations	$0.02	$0.64	$—	$—
Net income (loss)	$(0.15)	$0.75	$0.20	$0.16

Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Balance Sheet
Condensed Consolidating Balance Sheets

	December 31, 2012
(in millions of dollars)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$12.1	$(3.0)	$40.9	$—	$50.0
Accounts receivable, net	—	193.9	304.8	—	498.7
Inventories	—	133.7	131.8	—	265.5
Receivables from affiliates	7.9	148.5	88.4	(244.8)	—
Deferred income taxes	18.1	—	13.0	—	31.1
Other current assets	1.0	13.0	15.0	—	29.0
Total current assets	39.1	486.1	593.9	(244.8)	874.3
Property, plant and equipment, net	0.3	140.7	132.6	—	273.6
Deferred income taxes	—	—	36.4	—	36.4
Goodwill	—	400.6	188.8	—	589.4
Identifiable intangibles, net	57.7	434.3	154.6	—	646.6
Other non-current assets	16.3	16.6	54.5	—	87.4
Investment in, long term receivable from affiliates	1,248.0	869.0	441.0	(2,558.0)	—
Total assets	$1,361.4	$2,347.3	$1,601.8	$(2,802.8)	$2,507.7
Liabilities and Stockholders’ Equity
Current liabilities:
Notes payable to banks	$—	$—	$1.2	$—	$1.2
Current portion of long-term debt	—	0.1	—	—	0.1
Accounts payable	—	76.5	75.9	—	152.4
Accrued compensation	4.7	16.8	16.5	—	38.0
Accrued customer programs liabilities	—	63.8	55.2	—	119.0
Accrued interest	0.2	6.1	—	—	6.3
Other current liabilities	12.3	44.9	55.2	—	112.4
Payables to affiliates	28.5	191.8	245.0	(465.3)	—
Total current liabilities	45.7	400.0	449.0	(465.3)	429.4
Long-term debt	401.6	647.4	21.8	—	1,070.8
Long-term notes payable to affiliates	178.2	26.7	373.0	(577.9)	—
Deferred income taxes	93.8	—	71.2	—	165.0
Pension and post-retirement benefit obligations	1.8	60.9	57.1	—	119.8
Other non-current liabilities	1.1	13.9	68.5	—	83.5
Total liabilities	722.2	1,148.9	1,040.6	(1,043.2)	1,868.5
Stockholders’ equity:
Common stock	1.1	448.0	315.5	(763.5)	1.1
Treasury stock	(2.5)	—	—	—	(2.5)
Paid-in capital	2,018.5	1,192.0	347.6	(1,539.6)	2,018.5
Accumulated other comprehensive loss	(156.1)	(68.9)	(52.2)	121.1	(156.1)
Accumulated deficit	(1,221.8)	(372.7)	(49.7)	422.4	(1,221.8)
Total stockholders’ equity	639.2	1,198.4	561.2	(1,759.6)	639.2
Total liabilities and stockholders’ equity	$1,361.4	$2,347.3	$1,601.8	$(2,802.8)	$2,507.7

 Condensed Consolidating Balance Sheets

	December 31, 2011
(in millions of dollars)	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$62.0	$(1.2)	$60.4	$—	$121.2
Accounts receivable, net	—	90.6	178.9	—	269.5
Inventories	—	97.5	100.2	—	197.7
Receivables from affiliates	19.7	0.8	66.9	(87.4)	—
Deferred income taxes	2.4	—	5.2	—	7.6
Other current assets	5.5	9.3	12.1	—	26.9
Total current assets	89.6	197.0	423.7	(87.4)	622.9
Property, plant and equipment, net	0.6	75.6	71.0	—	147.2
Deferred income taxes	1.0	—	15.7	—	16.7
Goodwill	—	70.5	64.5	—	135.0
Identifiable intangibles, net	57.8	50.3	22.3	—	130.4
Other non-current assets	13.7	5.2	45.6	—	64.5
Investment in, long term receivable from affiliates	727.8	869.7	441.0	(2,038.5)	—
Total assets	$890.5	$1,268.3	$1,083.8	$(2,125.9)	$1,116.7
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities:
Current portion of long-term debt	$0.1	$0.1	$—	$—	$0.2
Accounts payable	—	52.6	74.5	—	127.1
Accrued compensation	1.7	9.6	12.9	—	24.2
Accrued customer programs liabilities	—	23.4	43.4	—	66.8
Accrued interest	20.2	—	—	—	20.2
Other current liabilities	3.3	21.3	43.0	—	67.6
Payables to affiliates	9.0	259.4	262.1	(530.5)	—
Total current liabilities	34.3	366.4	435.9	(530.5)	306.1
Long-term debt	668.5	0.3	—	—	668.8
Long-term notes payable to affiliates	178.2	16.4	—	(194.6)	—
Deferred income taxes	64.1	—	21.5	—	85.6
Pension and post-retirement benefit obligations	5.1	54.7	46.3	—	106.1
Other non-current liabilities	2.2	4.8	5.0	—	12.0
Total liabilities	952.4	442.6	508.7	(725.1)	1,178.6
Stockholders’ (deficit) equity:
Common stock	0.6	448.0	316.4	(764.4)	0.6
Treasury stock	(1.7)	—	—	—	(1.7)
Paid-in capital	1,407.4	921.9	347.7	(1,269.6)	1,407.4
Accumulated other comprehensive loss	(131.0)	(65.8)	(29.8)	95.6	(131.0)
Accumulated deficit	(1,337.2)	(478.4)	(59.2)	537.6	(1,337.2)
Total stockholders’ (deficit) equity	(61.9)	825.7	575.1	(1,400.8)	(61.9)
Total liabilities and stockholders’(deficit) equity	$890.5	$1,268.3	$1,083.8	$(2,125.9)	$1,116.7

Condensed Consolidating Statement of Operations
Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
(in millions of dollars)	Parent	Guarantors	Non- Guarantors	Eliminations	Consolidated
Unaffiliated sales	$—	$959.2	$799.3	$—	$1,758.5
Affiliated sales	—	17.3	4.1	(21.4)	—
Net sales	—	976.5	803.4	(21.4)	1,758.5
Cost of products sold	—	687.7	558.8	(21.4)	1,225.1
Gross profit	—	288.8	244.6	—	533.4
Advertising, selling, general and administrative expenses	46.6	172.9	130.4	—	349.9
Amortization of intangibles	0.1	15.3	4.5	—	19.9
Restructuring charges	—	20.2	4.1	—	24.3
Operating income (loss)	(46.7)	80.4	105.6	—	139.3
Expense (income) from affiliates	(1.3)	(24.6)	25.9	—	—
Interest expense, net	61.4	28.2	(0.3)	—	89.3
Equity in (earnings) losses of joint ventures	—	1.9	(8.8)	—	(6.9)
Other expense (income), net	59.7	3.3	(1.7)	—	61.3
Income (loss) from continuing operations before income taxes and earnings of wholly owned subsidiaries	(166.5)	71.6	90.5	—	(4.4)
Income tax benefit	(121.1)	(0.2)	(0.1)	—	(121.4)
Income (loss) from continuing operations	(45.4)	71.8	90.6	—	117.0
Income (loss) from discontinued operations, net of income taxes	0.5	(1.4)	(0.7)	—	(1.6)
Income (loss) before earnings of wholly owned subsidiaries	(44.9)	70.4	89.9	—	115.4
Earnings of wholly owned subsidiaries	160.3	79.0	—	(239.3)	—
Net income	$115.4	$149.4	$89.9	$(239.3)	$115.4

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2011
(in millions of dollars)	Parent	Guarantors	Non- Guarantors	Eliminations	Consolidated
Unaffiliated sales	$—	$621.3	$697.1	$—	$1,318.4
Affiliated sales	—	18.9	5.9	(24.8)	—
Net sales	—	640.2	703.0	(24.8)	1,318.4
Cost of products sold	—	471.6	472.4	(24.8)	919.2
Gross profit	—	168.6	230.6	—	399.2
Advertising, selling, general and administrative expenses	30.4	126.6	121.4	—	278.4
Amortization of intangibles	0.1	3.5	2.7	—	6.3
Restructuring income	—	—	(0.7)	—	(0.7)
Operating income (loss)	(30.5)	38.5	107.2	—	115.2
Expense (income) from affiliates	(1.1)	(23.4)	24.5	—	—
Interest expense, net	67.4	9.8	—	—	77.2
Equity in (earnings) losses of joint ventures	—	0.5	(9.0)	—	(8.5)
Other expense (income), net	3.1	0.6	(0.1)	—	3.6
Income (loss) from continuing operations before income taxes and earnings of wholly owned subsidiaries	(99.9)	51.0	91.8	—	42.9
Income tax expense	6.0	—	18.3	—	24.3
Income (loss) from continuing operations	(105.9)	51.0	73.5	—	18.6
Income (loss) from discontinued operations, net of income taxes	—	(0.4)	38.5	—	38.1
Income (loss) before earnings of wholly owned subsidiaries	(105.9)	50.6	112.0	—	56.7
Earnings of wholly owned subsidiaries	162.6	103.3	—	(265.9)	—
Net income	$56.7	$153.9	$112.0	$(265.9)	$56.7

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2010
(in millions of dollars)	Parent	Guarantors	Non- Guarantors	Eliminations	Consolidated
Unaffiliated sales	$—	$632.9	$651.7	$—	$1,284.6
Affiliated sales	—	18.5	5.2	(23.7)	—
Net sales	—	651.4	656.9	(23.7)	1,284.6
Cost of products sold	—	473.6	452.1	(23.7)	902.0
Gross profit	—	177.8	204.8	—	382.6
Advertising, selling, general and administrative expenses	22.8	131.5	112.4	—	266.7
Amortization of intangibles	0.1	3.8	2.8	—	6.7
Restructuring income	—	(0.4)	(0.1)	—	(0.5)
Operating income (loss)	(22.9)	42.9	89.7	—	109.7
Expense (income) from affiliates	(1.2)	(18.4)	19.6	—	—
Interest expense, net	67.5	10.2	0.6	—	78.3
Equity in (earnings) losses of joint ventures	—	0.3	(8.6)	—	(8.3)
Other expense (income), net	(0.2)	0.3	1.1	—	1.2
Income (loss) from continuing operations before income taxes and earnings of wholly owned subsidiaries	(89.0)	50.5	77.0	—	38.5
Income tax expense (benefit)	6.5	(0.4)	24.6	—	30.7
Income (loss) from continuing operations	(95.5)	50.9	52.4	—	7.8
Income from discontinued operations, net of income taxes	—	0.6	4.0	—	4.6
Income (loss) before earnings of wholly owned subsidiaries	(95.5)	51.5	56.4	—	12.4
Earnings of wholly owned subsidiaries	107.9	47.8	—	(155.7)	—
Net income	$12.4	$99.3	$56.4	$(155.7)	$12.4

Condensed Consolidating Cash Flows
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2012
(in millions of dollars)	Parent	Guarantors	Non-Guarantors	Consolidated
Net cash provided (used) by operating activities	$(156.0)	$137.5	$11.0	$(7.5)
Investing activities:
Additions to property, plant and equipment	—	(22.4)	(7.9)	(30.3)
Assets acquired	—	—	—	—
Proceeds (payments) from the sale of discontinued operations	—	2.1	(0.6)	1.5
Proceeds from the disposition of assets	—	—	3.1	3.1
Cost of acquisition, net of cash acquired	(429.5)	—	32.0	(397.5)
Net cash (used) provided by investing activities	(429.5)	(20.3)	26.6	(423.2)
Financing activities:
Intercompany financing	775.6	(777.4)	1.8	—
Net dividends	53.3	27.3	(80.6)	—
Proceeds from long-term debt	545.0	690.0	35.0	1,270.0
Repayments of long-term debt	(816.2)	(42.8)	(13.0)	(872.0)
Borrowings of short-term debt, net	—	—	1.2	1.2
Payments of debt issuance costs	(21.5)	(16.1)	(0.9)	(38.5)
Net payments for exercise of stock options	(0.6)	—	—	(0.6)
Net cash provided (used) by financing activities	535.6	(119.0)	(56.5)	360.1
Effect of foreign exchange rate changes on cash	—	—	(0.6)	(0.6)
Net decrease in cash and cash equivalents	(49.9)	(1.8)	(19.5)	(71.2)
Cash and cash equivalents:
Beginning of the period	62.0	(1.2)	60.4	121.2
End of the period	$12.1	$(3.0)	$40.9	$50.0

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2011
(in millions of dollars)	Parent	Guarantors	Non-Guarantors	Consolidated
Net cash provided (used) by operating activities	$(95.5)	$66.6	$90.7	$61.8
Investing activities:
Additions to property, plant and equipment	—	(6.6)	(6.9)	(13.5)
Assets acquired	—	(0.6)	(0.8)	(1.4)
Proceeds from the sale of discontinued operations	—	0.4	53.1	53.5
Proceeds from the disposition of assets	—	—	1.4	1.4
Net cash provided (used) by investing activities	—	(6.8)	46.8	40.0
Financing activities:
Intercompany financing	111.9	(94.8)	(17.1)	—
Net dividends	69.2	34.3	(103.5)	—
Proceeds from long-term debt	—	—	0.1	0.1
Repayments of long-term debt	(62.9)	(0.1)	—	(63.0)
Net payments for exercise of stock options	(0.2)	—	—	(0.2)
Net cash provided (used) by financing activities	118.0	(60.6)	(120.5)	(63.1)
Effect of foreign exchange rate changes on cash	—	—	(0.7)	(0.7)
Net increase (decrease) in cash and cash equivalents	22.5	(0.8)	16.3	38.0
Cash and cash equivalents:
Beginning of the period	39.5	(0.4)	44.1	83.2
End of the period	$62.0	$(1.2)	$60.4	$121.2

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2010
(in millions of dollars)	Parent	Guarantors	Non- Guarantors	Consolidated
Net cash provided (used) by operating activities:	$(87.6)	$60.5	$82.0	$54.9
Investing activities:
Additions to property, plant and equipment	—	(5.3)	(7.3)	(12.6)
Assets acquired	—	(1.1)	—	(1.1)
Proceeds (payments) from the sale of discontinued operations	—	(4.1)	0.4	(3.7)
Proceeds from the disposition of assets	—	1.7	0.8	2.5
Net cash used by investing activities	—	(8.8)	(6.1)	(14.9)
Financing activities:
Intercompany financing	110.9	(80.1)	(30.8)	—
Net dividends	1.4	29.6	(31.0)	—
Proceeds from long-term debt	1.5	—	—	1.5
Repayments of long-term debt	—	(0.1)	(0.1)	(0.2)
Repayments of short-term debt	—	—	(0.5)	(0.5)
Payments for debt issuance costs	(0.8)	—	—	(0.8)
Net payments for exercise of stock options	(0.1)	—	—	(0.1)
Net cash provided (used) by financing activities	112.9	(50.6)	(62.4)	(0.1)
Effect of foreign exchange rate changes on cash	—	—	(0.3)	(0.3)
Net increase in cash and cash equivalents	25.3	1.1	13.2	39.6
Cash and cash equivalents:
Beginning of the period	14.2	(1.5)	30.9	43.6
End of the period	$39.5	$(0.4)	$44.1	$83.2

Basis Of Presentation Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statement [Abstract]
Reclassified costs	$ 15.5	$ 14.6

Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Buildings Minimum	Dec. 31, 2012 Buildings Maximum	Dec. 31, 2012 Machinery, equipment and furniture Minimum	Dec. 31, 2012 Machinery, equipment and furniture Maximum	Dec. 31, 2012 Amortizable Period, Option 1	Dec. 31, 2012 Amortizable Period, Option 2	Dec. 31, 2012 Amortizable Period, Option 3	Dec. 31, 2012 Amortizable Period, Option 4	Dec. 31, 2012 Indefinite Live Asset Changed To Amortizable Asset	Jun. 30, 2012 Indefinite Live Asset Changed To Amortizable Asset
Accounting Policies [Line Items]
Property, plant and equipment, useful life				40 years	50 years	3 years	10 years
Estimated average remaining useful life								10 years	15 years	23 years	30 years	30 years
Finite-Lived Intangible Assets, Gross	$ 245	$ 94.5											$ 21.4
Research and Development Expense	20.8	20.5	24
Advertising Expense	$ 125.7	$ 98.1	$ 92.9

Acquisitions (Narrative) (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	May 01, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 01, 2012 Mead C&OP USD ($)	Dec. 31, 2012 Tax Year 2007 Foreign Tax Authority USD ($)	Dec. 31, 2012 Tax Year 2007 Foreign Tax Authority BRL	Dec. 31, 2012 Tax Years 2008-2012 Foreign Tax Authority USD ($)
Business Acquisition [Line Items]
Consideration given for Mead C&OP					$ 999.8
Number of shares issued to MWV shareholders					57,100,000
MWV ownership percentage of ACCO					50.50%
Stock Issued		602.3	0	0
ACCO shareholder ownership percentage	49.50%
Common stock, shares, outstanding	113,100,000	113,143,344	55,475,735
Dividend paid to MWV					460
Potential tax assessment						13.2	26.9	44.5
Potential tax assessment, accrued reserve related to fair value of liabilities acquired								43.3
Potential tax assessment, accrued interest								1.2
Acquisition related costs classified as Selling, General, and Administrative expenses		14.5	5.6
Pro forma information amortization of inventory step up			13.3
Business Acquisition, Pro Forma Transaction and Integration Costs			20.1
Pro forma refinancing expenses	88
Pro forma change in deferred tax valuation allowance		$ 101.9

Acquisitions (Consideration Given for Acquisition of MEAD C&OP) (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	May 01, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 01, 2012 Mead C&OP
Business Acquisition [Line Items]
Outstanding shares of ACCO common stock	113,143,344	56,000,000	[1]	55,475,735	54,922,783	54,572,191
Multiplier needed to calculate shares to be issues		1.0202020202	[2]
Number of shares issued to MWV shareholders							57,100,000
Closing price per share of ACCO common stock		$ 10.55	[3]
Dividend paid to MWV							$ 460
Working capital adjustment		(30.5)	[4]
Consideration for Mead C&OP		$ 1,031.8

[1]	Represents the number of shares of the Company's common stock as of May 1, 2012.
[2]	Represents MWV shareholders' negotiated ownership percentage in ACCO Brands of 50.5% divided by the 49.5% that was owned by ACCO Brands shareholders upon completion of the Merger.
[3]	Represents the closing price per share of the Company's stock as of April 30, 2012.
[4]	Represents the difference between the target net working capital and the closing net working capital as of April 30, 2012.

Acquisitions (Purchase Price Allocation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	May 01, 2012	Dec. 31, 2011
Plus fair value of liabilities assumed:
Current and non-current deferred tax liabilities	$ 97.5		$ 61.3
Less allocation to assets acquired:
Identifiable intangible assets		543.2
Mead C&OP
Business Acquisition [Line Items]
Consideration given for the Mead C&OP business		1,031.8
Cash acquired		(32)
Net purchase price		999.8
Plus fair value of liabilities assumed:
Accounts payable and accrued liabilities		103.8
Current and non-current deferred tax liabilities		207.8
Other non-current liabilities		72.8
Fair value of Liabilities assumed		384.4
Less allocation to assets acquired:
Accounts receivable		73.3
Inventory		143.5
Property, plant and equipment		136.6
Identifiable intangible assets		543.2
Other assets		24.2
Fair value of assets acquired		920.8
Goodwill		$ 463.4

Acquisitions (Pro Forma Consolidated Results) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Net sales	$ 1,895	$ 2,064
Loss from continuing operations	$ 60.4	$ 116.7
Loss from continuing operations per common share (diluted)	$ 0.53	$ 1.03

Long-term Debt and Short-term Borrowings (Notes Payable and Long-term Debt) (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 01, 2012 U.S. Dollar Senior Secured Term Loan B, due May 2019 (floating interest rate of 4.25% at December 31, 2012) USD ($)	May 01, 2012 U.S. Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 3.32% at December 31, 2012) USD ($)	May 01, 2012 Canadian Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 4.26% at December 31, 2012) CAD	May 01, 2012 Senior Unsecured Notes, due May 2020 (fixed interest rate of 6.75%) USD ($)	Dec. 31, 2011 Senior Secured Notes, due March 2015, net of discount (fixed interest rate of 10.625%) USD ($)	May 01, 2012 USD Senior Revolving Credit Facility May 2017 [Member] USD ($)	Dec. 31, 2012 Senior Secured Notes U.S. Dollar Senior Secured Term Loan B, due May 2019 (floating interest rate of 4.25% at December 31, 2012) USD ($)	Dec. 31, 2011 Senior Secured Notes U.S. Dollar Senior Secured Term Loan B, due May 2019 (floating interest rate of 4.25% at December 31, 2012) USD ($)	Dec. 31, 2012 Senior Secured Notes U.S. Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 3.32% at December 31, 2012) USD ($)	Dec. 31, 2011 Senior Secured Notes U.S. Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 3.32% at December 31, 2012) USD ($)	Dec. 31, 2012 Senior Secured Notes Canadian Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 4.26% at December 31, 2012) USD ($)	Dec. 31, 2011 Senior Secured Notes Canadian Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 4.26% at December 31, 2012) USD ($)	Dec. 31, 2012 Senior Notes [Member] Senior Unsecured Notes, due May 2020 (fixed interest rate of 6.75%) USD ($)	Dec. 31, 2011 Senior Notes [Member] Senior Unsecured Notes, due May 2020 (fixed interest rate of 6.75%) USD ($)	Dec. 31, 2012 Senior Notes [Member] Senior Secured Notes, due March 2015, net of discount (fixed interest rate of 10.625%) USD ($)	Dec. 31, 2011 Senior Notes [Member] Senior Secured Notes, due March 2015, net of discount (fixed interest rate of 10.625%) USD ($)		Dec. 31, 2012 Senior Subordinated Notes U.S. Dollar Senior Subordinated Notes, due August 2015 (fixed interest rate of 7.625%) USD ($)	Dec. 31, 2011 Senior Subordinated Notes U.S. Dollar Senior Subordinated Notes, due August 2015 (fixed interest rate of 7.625%) USD ($)	Dec. 31, 2012 Other debt obligations USD ($)	Dec. 31, 2011 Other debt obligations USD ($)
Debt Instrument [Line Items]
Debt Instrument, Interest Rate at Period End									4.25%		3.32%		4.26%
Senior Secured Term Loans									$ 326.8	$ 0	$ 220.8	$ 0	$ 21.8	$ 0			$ 0	$ 420.9	[1]
Unsecured Long-term Debt, Noncurrent															500	0
Senior Subordinated Notes																				0	246.3
Other borrowings																						2.7	1.8
Debt, Long-term and Short-term, Combined Amount	1,072.1	669
Total debt			450	285	34.5	500		250
Less: current portion	(1.3)	(0.2)
Total long-term debt	1,070.8	668.8
Stated percentage															6.75%			10.63%			7.63%
Unamortized original issue discount							$ 4.2

[1]	Net of unamortized original issue discount of $4.2 million as of December��31, 2011.

Long-term Debt and Short-term Borrowings (Financial Covenant Ratios) (Details)	Dec. 31, 2012
Maximum | May 1, 2012 to December 31, 2012
Debt Instrument [Line Items]
Consolidated Leverage Ratio	4.5	[1]
Maximum | January 1, 2013 to December 31, 2013
Debt Instrument [Line Items]
Consolidated Leverage Ratio	4.25	[1]
Maximum | January 1, 2014 to December 31, 2014
Debt Instrument [Line Items]
Consolidated Leverage Ratio	4	[1]
Maximum | January 1, 2015 to December 31, 2015
Debt Instrument [Line Items]
Consolidated Leverage Ratio	3.75	[1]
Maximum | January 1, 2016 and thereafter
Debt Instrument [Line Items]
Consolidated Leverage Ratio	3.5	[1]
Minimum | May 1, 2012 to December 31, 2012
Debt Instrument [Line Items]
Interest Coverage Ratio	3	[2]
Minimum | January 1, 2013 to December 31, 2013
Debt Instrument [Line Items]
Interest Coverage Ratio	3	[2]
Minimum | January 1, 2014 to December 31, 2014
Debt Instrument [Line Items]
Interest Coverage Ratio	3.25	[2]
Minimum | January 1, 2015 to December 31, 2015
Debt Instrument [Line Items]
Interest Coverage Ratio	3.25	[2]
Minimum | January 1, 2016 and thereafter
Debt Instrument [Line Items]
Interest Coverage Ratio	3.5	[2]

[1]	The leverage ratio is computed by dividing our net indebtedness by the cumulative four-quarter-trailing EBITDA, which excludes transaction, restructuring, integration and other charges up to certain limits as well as other adjustments as defined under the senior secured credit facilities.
[2]

Long-term Debt and Short-term Borrowings (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD Senior Revolving Credit Facility May 2017 [Member] USD ($)	May 01, 2012 USD Senior Revolving Credit Facility May 2017 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 3.32% at December 31, 2012) USD ($)	May 01, 2012 U.S. Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 3.32% at December 31, 2012) USD ($)	Dec. 31, 2012 Canadian Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 4.26% at December 31, 2012) USD ($)	May 01, 2012 Canadian Dollar Senior Secured Term Loan A, due May 2017 (floating interest rate of 4.26% at December 31, 2012) CAD	Dec. 31, 2012 U.S. Dollar Senior Secured Term Loan B, due May 2019 (floating interest rate of 4.25% at December 31, 2012) USD ($)	May 01, 2012 U.S. Dollar Senior Secured Term Loan B, due May 2019 (floating interest rate of 4.25% at December 31, 2012) USD ($)	May 01, 2012 Senior Unsecured Notes, due May 2020 (fixed interest rate of 6.75%) USD ($)	May 01, 2012 Senior Secured Notes USD ($)	Dec. 31, 2012 Senior Secured Notes USD ($)	Dec. 31, 2011 Senior Secured Notes USD ($)	Dec. 31, 2012 Senior Unsecured Notes	Dec. 31, 2011 Senior Unsecured Notes USD ($)	May 04, 2012 Senior Subordinated Notes USD ($)	May 01, 2012 Senior Asset-based Revolving Credit Facility USD ($)	Dec. 31, 2012 LIBOR Term A Loan	Dec. 31, 2012 LIBOR Term B Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					$ 250		$ 285		34.5		$ 450	$ 500
Amount available for borrowings under Senior Secured Revolving Credit Facilities	238.5
Letters of credit outstanding	11.5
Basis spread on variable rate																				3.00%	3.25%
LIBOR interest rate floor																					1.00%
Weighted average interest rate														3.89%		6.75%
Repurchased face amount	872	63	0.2										425.1					246.3
Repurchase amount													464.7		34.9		25	252.6
Repurchase fees													39.6	3				6.3
Undrawn line of credit				250															175
Extinguishment of debt, amount						64.2		12.9		123.2
Write offs for original issue discont and debt origination costs																			15.5
Refinancing fees	$ 38.5

Pension and Other Retiree Benefits (Pension Benefit Obligation and Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Change in plan assets [Roll Forward]
Employer contributions	$ 19.2
U.S.
Change in projected benefit obligation (PBO) [Roll Forward]
Projected benefit obligation at beginning of year	171.9		162.5
Service cost	1.2		0		0
Interest cost	8.4		8.6		8.9
Actuarial loss	19.9		9.5
Participants��� contributions	0		0
Benefits paid	(12.2)		(8.7)
Curtailment gain	0		0
Foreign exchange rate changes	0		0
Other items	0.7		0
Mead C&OP acquisition	(1.8)		0
Projected benefit obligation at end of year	191.7		171.9		162.5
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	119.1		124.8
Actual return on plan assets	19.8		(3.2)
Employer contributions	8.7		6.2
Participants��� contributions	0		0
Benefits paid	(12.2)		(8.7)
Foreign exchange rate changes	0		0
Mead C&OP acquisition	0		0
Fair value of plan assets at end of year	135.4		119.1		124.8
Funded status (Fair value of plan assets less PBO)	(56.3)		(52.8)
Amounts recognized in the consolidated balance sheet consist of:
Other current liabilities	0		0.2
Accrued benefit liability	56.3	[1]	52.6	[1]
Components of accumulated other comprehensive income, net of tax:
Unrecognized prior service cost	0.4		0
Unrecognized actuarial loss (gain)	57.8		56.1
International
Change in projected benefit obligation (PBO) [Roll Forward]
Projected benefit obligation at beginning of year	284.6		268.3
Service cost	2.1		2.1		2.3
Interest cost	14.3		14.7		14.6
Actuarial loss	30.7		14.2
Participants��� contributions	0.8		0.9
Benefits paid	(13.2)		(13)
Curtailment gain	0		0.6
Foreign exchange rate changes	(13.6)		2
Other items	(0.4)		0
Mead C&OP acquisition	(28.5)		0
Projected benefit obligation at end of year	361		284.6		268.3
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	242.7		242.3
Actual return on plan assets	35.5		7
Employer contributions	9.9		6.6
Participants��� contributions	0.8		0.9
Benefits paid	(13.2)		(13)
Foreign exchange rate changes	11.8		(1.1)
Mead C&OP acquisition	24.4		0
Fair value of plan assets at end of year	311.9		242.7		242.3
Funded status (Fair value of plan assets less PBO)	(49.1)		(41.9)
Amounts recognized in the consolidated balance sheet consist of:
Other current liabilities	0.5		0.6
Accrued benefit liability	48.6	[1]	41.3	[1]
Components of accumulated other comprehensive income, net of tax:
Unrecognized prior service cost	(0.2)		0.4
Unrecognized actuarial loss (gain)	74.2		62.2
Post-retirement
Change in projected benefit obligation (PBO) [Roll Forward]
Projected benefit obligation at beginning of year	13.4		13.3
Service cost	0.2		0.2		0.2
Interest cost	0.6		0.6		0.7
Actuarial loss	0.1		0
Participants��� contributions	0.2		0.2
Benefits paid	(0.8)		(0.9)
Curtailment gain	0		0
Foreign exchange rate changes	(0.2)		0
Other items	0		0
Mead C&OP acquisition	(2.1)		0
Projected benefit obligation at end of year	16		13.4		13.3
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0		0
Actual return on plan assets	0		0
Employer contributions	0.6		0.7
Participants��� contributions	0.2		0.2
Benefits paid	(0.8)		(0.9)
Foreign exchange rate changes	0		0
Mead C&OP acquisition	0		0
Fair value of plan assets at end of year	0		0		0
Funded status (Fair value of plan assets less PBO)	(16)		(13.4)
Amounts recognized in the consolidated balance sheet consist of:
Other current liabilities	1.1		1.2
Accrued benefit liability	14.9	[1]	12.2	[1]
Components of accumulated other comprehensive income, net of tax:
Unrecognized prior service cost	0		0
Unrecognized actuarial loss (gain)	$ (1.1)		$ (2.6)

[1]	Pension and post-retirement liabilities of $119.8 million as of December 31, 2012, increased from $106.1 million as of December 31, 2011, due to lower discount rates compared to prior year assumptions, partially offset by the over performance of the assets of the pension plans compared to the expected long-term rate of return of the assets of the pension plans.

Pension and Other Retiree Benefits (Amounts in Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
U.S.
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ 0.1
Actuarial loss (gain)	9.6
Total amounts included in accumulated other comprehensive income expected to be recognized	9.7
International
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	0
Actuarial loss (gain)	2.5
Total amounts included in accumulated other comprehensive income expected to be recognized	2.5
Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	0
Actuarial loss (gain)	(0.7)
Total amounts included in accumulated other comprehensive income expected to be recognized	$ (0.7)

Pension and Other Retiree Benefits (Accumulated Benefit Obligations in Excess of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S.
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 191.7	$ 171.9
Accumulated benefit obligation	189.8	171.9
Fair value of plan assets	135.4	119.1
International
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	349.6	272.8
Accumulated benefit obligation	335.3	260.2
Fair value of plan assets	$ 300.6	$ 230.9

Pension and Other Retiree Benefits (Net Periodic Benefit Expense) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 U.S.	Dec. 31, 2011 U.S.	Dec. 31, 2010 U.S.	Dec. 31, 2012 International	Dec. 31, 2011 International	Dec. 31, 2010 International	Dec. 31, 2012 Post-retirement	Dec. 31, 2011 Post-retirement	Dec. 31, 2010 Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 1.2	$ 0	$ 0	$ 2.1	$ 2.1	$ 2.3	$ 0.2	$ 0.2	$ 0.2
Interest cost			8.4	8.6	8.9	14.3	14.7	14.6	0.6	0.6	0.7
Expected return on plan assets			(10.4)	(10.7)	(10.4)	(16.2)	(16)	(15.1)	0	0	0
Amortization of prior service cost			0	0	0	0.4	0.2	0.1	0	0	0
Amortization of net loss (gain)			6.2	4.3	3	2.2	3.9	4.8	(1.6)	(0.6)	(0.9)
Curtailment			0	0	0	0	(0.2)	0	0	0	0
Settlement loss			0.7	0	0	0	0	0	0	0	0
Total net periodic benefit cost			6.1	2.2	1.5	2.8	4.7	6.7	(0.8)	0.2	0
Employer contributions		19.2	8.7	6.2		9.9	6.6		0.6	0.7
Settlement	0.7
Reduction of net periodic benefit plan due to decrease in plan participation		$ 3.3

Pension and Other Retiree Benefits (Other Changes Recognized in Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Amortization of actuarial (loss) gain	$ 7.2	$ 7.8	$ 7
U.S.
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial loss (gain)	9.6	23.5	(0.2)
Amortization of actuarial (loss) gain	(6.2)	(4.3)	(3)
Current year prior service cost	0.8	0	0
Amortization of prior service cost	0	0	0
Exchange rate adjustment	0	0	0
Total recognized in other comprehensive income (loss)	(4.2)	(19.2)	3.2
Total recognized in net periodic benefit cost and other comprehensive income (loss)	10.3	21.4	(1.7)
International
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial loss (gain)	11.4	22.8	(4.2)
Amortization of actuarial (loss) gain	(2.2)	(3.9)	(4.8)
Current year prior service cost	(0.3)	0	0
Amortization of prior service cost	(0.4)	(0.2)	(0.1)
Exchange rate adjustment	4.1	(1)	(3.2)
Total recognized in other comprehensive income (loss)	(12.6)	(17.7)	12.3
Total recognized in net periodic benefit cost and other comprehensive income (loss)	15.4	22.4	(5.6)
Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial loss (gain)	0.1	0	0
Amortization of actuarial (loss) gain	1.6	0.6	0.9
Current year prior service cost	0	0	0
Amortization of prior service cost	0	0	0
Exchange rate adjustment	(0.1)	0	0.1
Total recognized in other comprehensive income (loss)	(1.6)	(0.6)	(1)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 0.8	$ 0.8	$ 1

Pension and Other Retiree Benefits (Weighted Average Assumptions Used in Calculating Benefit Obligation) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S.
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.20%	5.00%	5.50%
International
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.30%	4.70%	5.40%
Rate of compensation increase	4.00%	3.60%	4.40%
Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.00%	4.50%	5.00%
Rate of compensation increase	0.00%	0.00%	0.00%

Pension and Other Retiree Benefits (Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S.
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.50%	5.90%
Expected long-term rate of return	8.20%	8.20%	8.20%
International
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%	5.40%	5.80%
Expected long-term rate of return	6.20%	6.40%	6.80%
Rate of compensation increase	3.60%	4.40%	4.50%
Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.50%	5.00%	5.90%
Expected long-term rate of return	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%

Pension and Other Retiree Benefits (Assumed Health Care Cost Trend Rates) (Details) (Post-retirement)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	7.00%	7.00%	8.00%
Rate that the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2020	2020	2020

Pension and Other Retiree Benefits (Effect of One Percent Change in Assumed Health Care Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Effect of one percentage point increase on total of service and interest cost	$ 0.1
Effect of one percentage point dencrease on total of service and interest cost	(0.2)
Effect of one percentage point increase on post-retirement benefit obligation	1.6
Effect of one percentage point dencrease on post-retirement benefit obligation	$ (1.4)

Pension and Other Retiree Benefits (Weighted Average Asset Allocation) (Details)	Dec. 31, 2012		Dec. 31, 2011
U.S.
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	100.00%		100.00%
U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	64.00%		63.00%
U.S. | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	30.00%		32.00%
U.S. | Real estate
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	0.00%		0.00%
U.S. | Other
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	6.00%	[1]	5.00%	[1]
International
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	100.00%		100.00%
International | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	47.00%		48.00%
International | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	39.00%		42.00%
International | Real estate
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	4.00%		4.00%
International | Other
Defined Benefit Plan Disclosure [Line Items]
Weighted average asset allocations	10.00%	[1]	6.00%	[1]

[1]	Insurance contracts, multi-strategy hedge funds and cash and cash equivalents for certain of our plans.

Pension and Other Retiree Benefits (Fair Value of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 135.4	$ 119.1	$ 124.8
U.S. | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	87.2	75.2
U.S. | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	48.2	43.9
U.S. | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.1	6.9
U.S. | Common stocks | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.1	6.9
U.S. | Common stocks | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Common stocks | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79.1	68.3
U.S. | Mutual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	79.1	68.3
U.S. | Mutual funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Mutual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Common collective trust funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8
U.S. | Common collective trust funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
U.S. | Common collective trust funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8
U.S. | Common collective trust funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
U.S. | Government debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.4	10.9
U.S. | Government debt securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Government debt securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.4	10.9
U.S. | Government debt securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.6	7.8
U.S. | Asset-backed securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Asset-backed securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.6	7.8
U.S. | Asset-backed securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11.2	8
U.S. | Corporate debt securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Corporate debt securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11.2	8
U.S. | Corporate debt securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Multi-strategy hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.2	5.4
U.S. | Multi-strategy hedge funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Multi-strategy hedge funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.2	5.4
U.S. | Multi-strategy hedge funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Government mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.2	4
U.S. | Government mortgage-backed securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Government mortgage-backed securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.2	4
U.S. | Government mortgage-backed securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Common collective trust funds, collateralized mortgage obligations, mortgage backed securities, and other fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.6	7.8
U.S. | Common collective trust funds, collateralized mortgage obligations, mortgage backed securities, and other fixed income securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. | Common collective trust funds, collateralized mortgage obligations, mortgage backed securities, and other fixed income securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5.6	7.8
U.S. | Common collective trust funds, collateralized mortgage obligations, mortgage backed securities, and other fixed income securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	311.9	242.7	242.3
International | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	134.8	119.8
International | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	176.1	122.9
International | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	0
International | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.3	3.2
International | Cash and cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.3	3.2
International | Cash and cash equivalents | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Cash and cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	146.3	116.6
International | Mutual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	130.5	116.6
International | Mutual funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15.8	0
International | Mutual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	103.6	82.6
International | Corporate debt securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Corporate debt securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	103.6	82.6
International | Corporate debt securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Multi-strategy hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15	1.9
International | Multi-strategy hedge funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Multi-strategy hedge funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15	1.9
International | Multi-strategy hedge funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12.2	9.7
International | Insurance contracts | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Insurance contracts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12.2	9.7
International | Insurance contracts | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Other debt obligations
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10.3	9.7
International | Other debt obligations | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Other debt obligations | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10.3	9.7
International | Other debt obligations | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10.9	10
International | Real estate | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Real estate | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9.9	10
International | Real estate | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	0
International | Government debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9.3	9
International | Government debt securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
International | Government debt securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9.3	9
International | Government debt securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0

Pension and Other Retiree Benefits (Estimated Future Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	$ 21.5
2014	22.3
2015	22.7
2016	23.3
2017	24
Years 2018-2022	125.8
Post-retirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	1.1
2014	1.2
2015	1.1
2016	1.1
2017	1.1
Years 2018-2022	$ 4.9

Pension and Other Retiree Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Pension and post-retirement benefit obligations	$ 119.8	$ 119.8	$ 106.1
Accumulated benefit obligation	536.2	536.2	443.6
Employer contributions		19.2
Settlement	0.7
Reduction of net periodic benefit plan due to decrease in plan participation		3.3
Expected contributions to defined benefit plans for 2012	14.3	14.3
Costs related to defined contribution plans		8	6.6	6.1
Increase in defined contribution plan costs due to Merger with Mead C&OP		1.4
U.S.
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		8.7	6.2
U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations		65.00%
U.S. | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations		20.00%
U.S. | Alternate assets
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations		15.00%
Supplemental Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Settlement		$ 3.3
Minimum
Defined Benefit Plan Disclosure [Line Items]
Payment of retirement benefits, commencement age for participants	60	60
Maximum
Defined Benefit Plan Disclosure [Line Items]
Payment of retirement benefits, commencement age for participants	65	65

Stock-Based Compensation (Share-Based Compensation Expense by Line Item) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 9.2	$ 6.3	$ 4.2
Advertising, selling, general and administrative expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	9.2	6.3	4.2
Income (loss) from continuing operations before income tax
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	9.2	6.3	4.2
Income tax expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	3.3	0.2	0.2
Net income
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 5.9	$ 6.1	$ 4

Stock-Based Compensation (Share-based Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 9.2	$ 6.3	$ 4.2
Stock option expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1.8	0.6	0.4
SSAR expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0.1	0.2	0.2
RSU expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	3.9	3	2.8
PSU expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 3.4	$ 2.5	$ 0.8

Stock-Based Compensation (Unrecognized Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Expense	$ 3.7
Weighted Average Years Expense To Be Recognzed Over	2 years 1 month 6 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Expense	7.2
Weighted Average Years Expense To Be Recognzed Over	2 years 3 months 14 days
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Expense	$ 7.8
Weighted Average Years Expense To Be Recognzed Over	1 year 9 months 0 days

Stock-Based Compensation (Weighted Average Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average expected lives	4 years 6 months	4 years 6 months
Weighted average risk-free interest rate	0.75%	1.65%
Weighted average expected volatility	55.70%	50.70%
Expected dividend yield	0.00%	0.00%
Weighted average grant date fair value	$ 0	$ 3.85

Stock-Based Compensation (Stock Option and SSARs Activity) (Details) (Stock Options and SSARs, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options and SSARs
Number Outstanding [Roll Forward]
Outstanding at December 31, 2011 (in shares)	6,108,456
Granted (in shares)	698,526
Exercised (in shares)	(297,446)
Lapsed (in shares)	(1,630,983)
Outstanding at December 31, 2012 (in shares)	4,878,553
Weighted Average Exercise Price [Roll Forward]
Outstanding at December 31, 2011 (usd per share)	$ 12.23
Granted (usd per share)	$ 11.83
Exercised (usd per share)	$ 1.58
Lapsed (usd per share)	$ 20.28
Outstanding at December 31, 2012 (usd per share)	$ 10.12
Outstanding at December 31, 2012, Weighted Average Remaining Contractual Term	3 years 2 months 12 days
Outstanding at December 31, 2012, Aggregate Intrinsic Value	$ 9.7
Exercisable shares at December 31, 2012	3,796,756
Exercisable shares at December 31, 2012, Weighted Average Exercise Price	$ 9.95
Exercisable shares at December 31, 2012, Weighted Average Contractual Term	2 years 4 months 24 days
Exercisable shares at December 31, 2012, Aggregate Intrinsic Value	9.7
Options/SSARs vested or expected to vest, Number Outstanding	4,814,335
Options/SSARs vested or expected to vest, Weighted Average Exercise Price	$ 10.12
Options/SSARs vested or expected to vest, Weighted Average Remaining Contractual Term	3 years 1 month 6 days
Options/SSARs vested or expected to vest, Aggregate Intrinsic Value	$ 9.7

Stock-Based Compensation (Stock Units Rollforward) (Details) (Stock Unit Awards, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Unit Awards
Stock Units [Roll Forward]
Outstanding at December 31, 2011	2,391,360
Granted	1,536,779
Vested	(453,831)
Forfeited and cancelled	(474,711)
Outstanding at December 31, 2012	2,999,597	2,391,360
Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at December 31, 2011, Weighted Average Grant Date Fair Value	$ 8.8
Granted, Weighted Average Grant Date Fair Value	$ 11.54	$ 8.73	$ 7.06
Vested, Weighted Average Grant Date Fair Value	$ 11.11
Forfeited and cancelled, Weighted Average Grant Date Fair Value	$ 9.25
Outstanding at December 31, 2012, Weighted Average Grant Date Fair Value	$ 9.78	$ 8.8

Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 plan	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based compensation plans	2
Number of shares authorized	15,665,000
Share-based compensation expense	$ 9.2	$ 6.3	$ 4.2
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock options exercised	0.2	0.1
Unrecognized compensation expense	3.7
Weighted average years expense to be recognzed over	2 years 1 month 6 days
SSARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options exercised	2.5	3	2.1
Share-based compensation expense	0.1	0.2	0.2
Stock Options and SSARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Peer volatility rate	50.00%
Award vesting period	3 years
Historic volatility	50.00%
Fair value of stock awards vested	1	0.6	1.1
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	7.2
Weighted average years expense to be recognzed over	2 years 3 months 14 days
Share-based compensation expense	3.9	3	2.8
Shares outstanding	1,428,592
Restricted stock units | Non-employee directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0.9	0.6	0.7
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	7.8
Weighted average years expense to be recognzed over	1 year 9 months 0 days
Share-based compensation expense	3.4	2.5	0.8
Shares outstanding	1,571,005
Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding	2,999,597	2,391,360
Weighted average grant date fair value	$ 11.54	$ 8.73	$ 7.06
Fair value of stock awards vested	$ 5	$ 2.5	$ 1.3
Minimum | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Minimum | PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Percentage awarded	0.00%
Maximum | Stock Options and SSARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period	7 years
Maximum | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Maximum | PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage awarded	150.00%

Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 40.1	$ 23.9
Work in process	5.4	3.6
Finished goods	220	170.2
Total inventories	$ 265.5	$ 197.7

Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 591.4		$ 463.3
Less: accumulated depreciation	(317.8)		(316.1)
Property, plant and equipment, net	273.6	[1]	147.2	[1]
Computer software included in net property, plant and equipment	26.9		24.9
Amortization of software costs	8.4		9.5		10.1
Land and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	27.5		13.6
Building and improvements to leaseholds
Property, Plant and Equipment [Line Items]
Property, plant and equipment	151.3		115.5
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	379.2		321.7
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 33.4		$ 12.5

[1]	Net property, plant and equipment as of December��31, 2012 and 2011 contained $26.9 million and $24.9 million of computer software assets, which are classified within machinery and equipment and construction in progress. Amortization of software costs was $8.4 million, $9.5 million and $10.1 million for the years ended December��31, 2012, 2011 and 2010, respectively.

Goodwill and Identifiable Intangibles (Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Beginning Balance	$ 135	$ 136.9
Acquisition	463.4
Translation	(9)	(1.9)
Ending Balance	589.4	135
Goodwill, Impaired, Accumulated Impairment Loss
Goodwill	804.5
Accumulated impairment losses	(215.1)
Goodwill	589.4	135
ACCO Brands North America
Goodwill [Roll Forward]
Beginning Balance	77.8	78	[1]
Acquisition	318.7
Translation	(0.2)	(0.2)
Ending Balance	396.3	77.8
Goodwill, Impaired, Accumulated Impairment Loss
Goodwill	527.2
Accumulated impairment losses	(130.9)
Goodwill	396.3	77.8
ACCO Brands International
Goodwill [Roll Forward]
Beginning Balance	50.4	52.1	[1]
Acquisition	144.7
Translation	(8.8)	(1.7)
Ending Balance	186.3	50.4
Goodwill, Impaired, Accumulated Impairment Loss
Goodwill	270.5
Accumulated impairment losses	(84.2)
Goodwill	186.3	50.4
Computer Products Group
Goodwill [Roll Forward]
Beginning Balance	6.8	6.8
Acquisition	0
Translation	0	0
Ending Balance	6.8	6.8
Goodwill, Impaired, Accumulated Impairment Loss
Goodwill	6.8
Accumulated impairment losses	0
Goodwill	$ 6.8	$ 6.8

[1]	We implemented certain organizational changes in conjunction with the Merger. Effective as of the second quarter of 2012, our former ACCO Brands Americas segment became ACCO Brands North America as the pre-acquisition Latin America business was moved into the ACCO Brands International segment. Goodwill associated with our legacy ACCO Brands Latin America business is therefore now included in the ACCO Brands International segment.

Goodwill and Identifiable Intangibles (Intangible Assets Acquired) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	May 01, 2012	Dec. 31, 2011	Dec. 31, 2012 Indefinite Live Asset Changed To Amortizable Asset	Jun. 30, 2012 Indefinite Live Asset Changed To Amortizable Asset	Dec. 31, 2012 Trade Names		Dec. 31, 2011 Trade Names	Dec. 31, 2012 Customer and contractual relationships	Dec. 31, 2011 Customer and contractual relationships	May 01, 2012 Mead C&OP	May 01, 2012 Mead C&OP Trade Names	May 01, 2012 Mead C&OP Customer and contractual relationships	May 01, 2012 Mead C&OP Trade Names	Dec. 31, 2012 Minimum Trade Names	Dec. 31, 2012 Minimum Customer and contractual relationships	Dec. 31, 2012 Maximum Trade Names	Dec. 31, 2012 Maximum Customer and contractual relationships
Acquired Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 245		$ 94.5		$ 21.4	$ 130.9	[1]	$ 58	$ 103.7	$ 26.1
Estimated fair value, idefinite lived														415.3
Estimated fair value, finite lived												50.3	77.6
Total estimated fair value		$ 543.2									$ 543.2
Estimated average remaining useful life				30 years											10 years	10 years	15 years	15 years

[1]	A trade name with a gross carrying value of $21.4 million has been reclassified to amortizable intangible assets effective in the second quarter of 2012

Goodwill and Identifiable Intangibles (Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Indefinite Live Asset Changed To Amortizable Asset	Dec. 31, 2012 Customer and contractual relationships	Dec. 31, 2011 Customer and contractual relationships	Dec. 31, 2012 Trade Names		Dec. 31, 2011 Trade Names	Dec. 31, 2012 Patents/proprietary technology	Dec. 31, 2011 Patents/proprietary technology	Dec. 31, 2012 Trade Names		Dec. 31, 2011 Trade Names
Intangible Assets [Line Items]
Indefinite-lived intangible assets, gross carrying amount											$ 524.9		$ 138.2	[1]
Indefinite-lived intangible assets, Accumulated Amortization											(44.5)	[2]	(44.5)	[2]
Indefinite-lived intangible assets, Net Book Value											480.4		93.7
Amortizable intangible assets, Gross Carrying Amounts	245	94.5	21.4	103.7	26.1	130.9	[1]	58	10.4	10.4
Amortizable intangible assets, Accumulated Amortization	(78.8)	(57.8)		(32.7)	(21.5)	(36.7)		(27.8)	(9.4)	(8.5)
Amortizable intangible assets, Net Book Value	166.2	36.7		71	4.6	94.2		30.2	1	1.9
Total identifiable intangibles, Gross Carrying Amounts	769.9	232.7
Total identifiable intangibles, Accumulated Amortization	(123.3)	(102.3)
Total identifiable intangibles, Net Book Value	$ 646.6	$ 130.4

[1]	A trade name with a gross carrying value of $21.4 million has been reclassified to amortizable intangible assets effective in the second quarter of 2012
[2]	Accumulated amortization prior to the adoption of authoritative guidance on goodwill and other intangible assets, at which time further amortization ceased.

Goodwill And Identifiable Intangibles (Estimated Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangibles	$ 19.9	$ 6.3	$ 6.7
Estimated amortization expense, 2013	24.7
Estimated amortization expense, 2014	22.2
Estimated amortization expense, 2015	19.9
Estimated amortization expense, 2016	17.5
Estimated amortization expense, 2017	$ 14.3

Restructuring (Restructuring Charges and Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Reserve [Roll Forward]
Balance at beginning of period	$ 1.2	$ 5.2	$ 12.4
Provision/Income	24.3	(0.7)	(0.5)
Cash Expenditures	(10)	(3.4)	(5.4)
Non-cash Items/ Currency Change	(0.1)	0.1	(1.3)
Balance at end of period	15.4	1.2	5.2
Employee termination costs
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0.3	2.2	8
Provision/Income	24	(0.6)	(1.5)
Cash Expenditures	(9.2)	(1.4)	(3.9)
Non-cash Items/ Currency Change	0.1	0.1	(0.4)
Balance at end of period	15.2	0.3	2.2
Rationalization Reserve [Roll Forward]
Provision		4.5
Cash Expenditures	0.4	(4.2)
Non-cash Items/Currency Change		0.1
Balance at end of period			0
Period over which costs to be paid over	12 months
Termination of lease agreements
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0.7	3	4.4
Provision/Income	(0.1)	(0.5)	0.2
Cash Expenditures	(0.4)	(1.9)	(1.5)
Non-cash Items/ Currency Change	0	0.1	(0.1)
Balance at end of period	0.2	0.7	3
Rationalization Reserve [Roll Forward]
Period over which costs to be paid over	6 months
Other
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0
Provision/Income	0.1
Cash Expenditures	(0.1)
Non-cash Items/ Currency Change	0
Balance at end of period	0
Sub-total
Restructuring Reserve [Roll Forward]
Balance at beginning of period	1	5.2	12.4
Provision/Income	24	(1.1)	(1.3)
Cash Expenditures	(9.7)	(3.3)	(5.4)
Non-cash Items/ Currency Change	0.1	0.2	(0.5)
Balance at end of period	15.4	1	5.2
Asset impairments/net loss on disposal of assets resulting from restructuring activities
Restructuring Reserve [Roll Forward]
Balance at beginning of period	0.2	0	0
Provision/Income	0.3	0.4	0.8
Cash Expenditures	(0.3)	(0.1)	0
Non-cash Items/ Currency Change	(0.2)	(0.1)	(0.8)
Balance at end of period	0	0.2	0
Manufacturing Facility
Rationalization Reserve [Roll Forward]
Net gain on sale of manufacturing facility	0.1
Net cash proceeds from sale	$ 2.7

Income Taxes (Components of Income Before Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Domestic operations	$ (94.9)	$ (48.6)	$ (38.5)
Foreign operations	90.5	91.5	77
Income (loss) from continuing operations before income tax	$ (4.4)	$ 42.9	$ 38.5

Income Taxes (Effective Income Tax Rate Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income tax at U.S. statutory rate	$ (1.5)	$ 15	$ 13.5
State, local and other tax net of federal benefit	(0.6)	(1.3)	(0.8)
U.S. effect of foreign dividends and earnings	23.7	11.6	4.9
Unrealized foreign currency gain on intercompany debt	(7.7)	0.9	8.6
Foreign income taxed at a lower effective rate	(7.2)	(7.7)	(6.7)
(Decrease) Increase in valuation allowances	(145.1)	5.4	15.7
U.S. effect of capital gain	11	0	0
Correction of deferred tax error on foreign subsidiary	0.8	0	(2.8)
Reversal of Valuation Reserve in the UK		2.8
Change in prior year tax estimates	(0.4)	1	(1.3)
Miscellaneous	5.6	(0.6)	(0.4)
Total income tax expense	$ (121.4)	$ 24.3	$ 30.7
Effective Income Tax Rate, Continuing Operations		56.60%	79.70%

Income Taxes (Components of Income Tax) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current expense (benefit)
Federal and other	$ 6	$ 0.3	$ 0.6
Foreign	27.1	19.8	18.1
Total current income tax expense	33.1	20.1	18.7
Deferred expense (benefit)
Federal and other	(129.5)	4.9	4.8
Foreign	(25)	(0.7)	7.2
Total deferred income tax expense	(154.5)	4.2	12
Total income tax expense	$ (121.4)	$ 24.3	$ 30.7

Income Taxes (Components of Deferred Tax Assets (Liabilities)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Compensation and benefits	$ 15.6	$ 14.7
Pension	38.5	34.2
Inventory	5.8	5.4
Other reserves	18	7.2
Accounts receivable	6	3.7
Capital loss carryforwards	0	10.3
Foreign tax credit carryforwards	20.5	20.5
Net operating loss carryforwards	135.2	129.3
Miscellaneous	6.3	3.3
Gross deferred income tax assets	245.9	228.6
Valuation allowance	(55.4)	(204.3)
Net deferred tax assets	190.5	24.3
Deferred tax liabilities
Depreciation	(27.3)	(2)
Identifiable intangible	(257.4)	(73)
Unrealized foreign currency gain on intercompany debt	(3.3)	(10.6)
Gross deferred tax liabilities	(288)	(85.6)
Net deferred tax liabilities	$ (97.5)	$ (61.3)

Income Taxes (Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 5.5	$ 5.7	$ 6
Additions for tax positions of prior year	2	0.1	0.2
Reductions for tax positions of prior years	(1.5)	(0.2)	(0.5)
Settlements	0	(0.1)	0
Mead C&OP Acquisition	50.3	0	0
Balance at end of year	$ 56.3	$ 5.5	$ 5.7

Income Taxes (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 30, 2012 Domestic Tax Authority USD ($)	Dec. 31, 2012 Foreign Tax Authority USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Tax Year 2007 Foreign Tax Authority USD ($)	Dec. 31, 2012 Tax Year 2007 Foreign Tax Authority BRL	Dec. 31, 2012 Tax Years 2008-2012 Foreign Tax Authority USD ($)
Valuation Allowance [Line Items]
Income tax expense (benefit)	$ (121.4)	$ 24.3	$ 30.7
Income (loss) from continuing operations before income tax	(4.4)	42.9	38.5
Correction of deferred tax error on foreign subsidiary	0.8	0	(2.8)
Effective tax rate		56.60%	79.70%
Change in deferred tax asset					126.1	19
Decrease in valuation allowances	(145.1)	5.4	15.7
Reversal of Valuation Reserve in the UK		2.8
Effective tax rate, discontinued operations	25.60%	13.40%	29.60%
Unrealized foreign currency gain on intercompany debt	(7.7)	0.9	8.6
Statutes of limitation, period							3 years	5 years
Operating loss carryforwards	404.5
Undistributed earnings of foreign subsidiaries	586	517
Unrecognized tax benefits, income tax penalties and interest accrued	1.4
Unrecognized tax benefits	56.3	5.5	5.7	6
Unrecognized tax benefits that would impact effective tax rate	51.6
Potential tax assessment									13.2	26.9	44.5
Potential tax assessment, accrued reserve related to fair value of liabilities acquired											43.3
Potential tax assessment, accrued interest											$ 1.2

Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 01, 2012
Weighted Average Number of Shares Outstanding Basic and Diluted [Line Items]
Common stock, shares, outstanding	113,143,344	55,475,735		113,100,000
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted-average number of common shares outstanding - basic	94,100,000	55,200,000	54,800,000
Adjusted weighted average shares and assumed conversions - diluted	96,100,000	57,600,000	57,200,000
Potentially dilutive shares excluded from computation of dilutive earnings per share	5,400,000	4,300,000	4,100,000
Stock Options
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Incremental common shares attributable to share-based payment arrangements	100,000	100,000	100,000
Stock-settled stock appreciation rights
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Incremental common shares attributable to share-based payment arrangements	900,000	1,700,000	2,100,000
Restricted stock units
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Incremental common shares attributable to share-based payment arrangements	1,000,000	600,000	200,000

Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments
Derivative [Line Items]
Notional Amount of Foreign Currency Cash Flow Hedge Derivatives	$ 85	$ 71.9
Derivatives not designated as hedging instruments
Derivative [Line Items]
Notional Amount of Foreign Currency Derivatives	$ 90.4	$ 75.6

Derivative Financial Instruments (Fair Value of Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 1.2	$ 3.8
Derivative Liabilities	0.8	1.4
Foreign exchange contracts | Derivatives designated as hedging instruments | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	0.7	3
Foreign exchange contracts | Derivatives designated as hedging instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	0.6	0.2
Foreign exchange contracts | Derivatives not designated as hedging instruments | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	0.5	0.8
Foreign exchange contracts | Derivatives not designated as hedging instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ 0.2	$ 1.2

Derivative Financial Instruments (Effect of Derivative Instruments) (Details) (Foreign exchange contracts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI (Effective Portion)	$ (0.2)	$ (0.3)	$ (3.1)
Cost of products sold
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Reclassified from OCI (Effective Portion)	(1.9)	4.4	0.8
Other expense, net | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Gain) Loss Recognized in Income	$ 2.3	$ 0.9	$ (1.8)

Fair Value Of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Forward currency contracts	$ 1.2	$ 3.8
Liabilities:
Forward currency contracts	0.8	1.4
Total debt	1,072.1	669
Estimated fair value of total debt	$ 1,097.5	$ 727.2

Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments
Beginning Balance	$ 2.2	$ (1.5)
Changes during the year, net of taxes	(2.1)	3.7
Ending Balance	0.1	2.2	(1.5)
Foreign Currency Adjustments
Beginning Balance	(17.1)	(2.1)
Changes during the year, net of taxes	(10.9)	(15)
Ending Balance	(28)	(17.1)	(2.1)
Unrecognized Pension and Other Post-retirement Benefit Costs
Beginning Balance	(116.1)	(82.5)
Changes during the year, net of taxes	(12.1)	(33.6)	10.4
Ending Balance	(128.2)	(116.1)	(82.5)
Accumulated Other Comprehensive Income (Loss)
Beginning Balance	(131)	(86.1)
Changes during the year, net of taxes	(25.1)	(44.9)
Ending Balance	(156.1)	(131)	(86.1)
Income tax expense related to items of other comprehensive income (loss)	$ (6.3)	$ (3.1)	$ 3.2

Information on Business Segments (Net Sales by Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended			15 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 529.7	$ 501.2	$ 438.7	$ 288.9	$ 339.1	$ 330.2	$ 298.4	$ 1,758.5	$ 1,318.4	$ 1,284.6	$ 350.7
ACCO Brands North America
Segment Reporting Information [Line Items]
Net sales								1,028.2	623.1	631.6
ACCO Brands International
Segment Reporting Information [Line Items]
Net sales								551.2	505	476
Computer Products Group
Segment Reporting Information [Line Items]
Net sales								$ 179.1	$ 190.3	$ 177

Information on Business Segments (Operating Income by Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended						15 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Segment Reporting Information [Line Items]
Operating income	$ 67.3	$ 56.4	$ 11.6	$ 4	$ 35.4	$ 30.6	$ 13.3	$ 139.3	[1]	$ 115.2	[1]	$ 109.7	[1]	$ 35.9
Interest expense, net								89.3		77.2		78.3
Equity in earnings of joint ventures								(6.9)		(8.5)		(8.3)
Other expense, net								61.3		3.6		1.2
Income (loss) from continuing operations before income tax								(4.4)		42.9		38.5
Segment operating income
Segment Reporting Information [Line Items]
Operating income								184.1	[1]	143.4	[1]	130.8	[1]
ACCO Brands North America
Segment Reporting Information [Line Items]
Operating income								86.2	[1]	37.4	[1]	44.2	[1]
ACCO Brands International
Segment Reporting Information [Line Items]
Operating income								62	[1]	58.9	[1]	43.6	[1]
Computer Products Group
Segment Reporting Information [Line Items]
Operating income								35.9	[1]	47.1	[1]	43	[1]
Corporate
Segment Reporting Information [Line Items]
Operating income								$ (44.8)	[1]	$ (28.2)	[1]	$ (21.1)	[1]

[1]	Operating income as presented in the segment table above is defined as i) net sales; ii) less cost of products sold; iii) less advertising, selling, general and administrative expenses; iv) less amortization of intangibles; and v) less restructuring.

Information on Business Segments (Assets by Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 2,507.7		$ 1,116.7
Segment operating income
Segment Reporting Information [Line Items]
Assets	1,081.8		640.6
ACCO Brands North America
Segment Reporting Information [Line Items]
Assets	505.1	[1]	272.9	[1]
ACCO Brands International
Segment Reporting Information [Line Items]
Assets	486.4	[1]	282.2	[1]
Computer Products Group
Segment Reporting Information [Line Items]
Assets	90.3	[1]	85.5	[1]
Unallocated Assets
Segment Reporting Information [Line Items]
Assets	1,424.5		468.9
Corporate
Segment Reporting Information [Line Items]
Assets	$ 1.4	[1]	$ 7.2	[1]

[1]	Represents total assets, excluding: goodwill and identifiable intangibles resulting from business acquisitions, intercompany balances, cash, deferred taxes, prepaid pension assets, prepaid debt issuance costs and joint ventures accounted for on an equity basis.

Information on Business Segments (Indentifiable Intangibles and Goodwill by Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets Including Allocation of Identifiable Intangible Assets and Goodwill	$ 2,507.7		$ 1,116.7
Segment operating income
Segment Reporting Information [Line Items]
Assets Including Allocation of Identifiable Intangible Assets and Goodwill	2,317.7		906
ACCO Brands North America
Segment Reporting Information [Line Items]
Assets Including Allocation of Identifiable Intangible Assets and Goodwill	1,398.6	[1]	433.4	[1]
ACCO Brands International
Segment Reporting Information [Line Items]
Assets Including Allocation of Identifiable Intangible Assets and Goodwill	814.3	[1]	372.2	[1]
Computer Products Group
Segment Reporting Information [Line Items]
Assets Including Allocation of Identifiable Intangible Assets and Goodwill	104.8	[1]	100.4	[1]
Unallocated Assets
Segment Reporting Information [Line Items]
Assets Including Allocation of Identifiable Intangible Assets and Goodwill	188.6		203.5
Corporate
Segment Reporting Information [Line Items]
Assets Including Allocation of Identifiable Intangible Assets and Goodwill	$ 1.4	[1]	$ 7.2	[1]

[1]	Represents total assets, excluding: intercompany balances, cash, deferred taxes, prepaid pension assets, prepaid debt issuance costs and joint ventures accounted for on an equity basis.

Information on Business Segments (Property, Plant and Equipment by Country) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 273.6	[1]	$ 147.2	[1]
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	141		76.2
Brazil
Segment Reporting Information [Line Items]
Property, plant and equipment, net	62.1		0
United Kingdom
Segment Reporting Information [Line Items]
Property, plant and equipment, net	22.7		23.8
Australia
Segment Reporting Information [Line Items]
Property, plant and equipment, net	17.1		17.5
Other countries
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 30.7		$ 29.7

[1]	Net property, plant and equipment as of December��31, 2012 and 2011 contained $26.9 million and $24.9 million of computer software assets, which are classified within machinery and equipment and construction in progress. Amortization of software costs was $8.4 million, $9.5 million and $10.1 million for the years ended December��31, 2012, 2011 and 2010, respectively.

Information on Business Segments (Revenue by Country) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended						15 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 529.7	$ 501.2	$ 438.7	$ 288.9	$ 339.1	$ 330.2	$ 298.4	$ 1,758.5		$ 1,318.4		$ 1,284.6		$ 350.7
U.S.
Segment Reporting Information [Line Items]
Net sales								959.2	[1]	621.3	[1]	633	[1]
Canada
Segment Reporting Information [Line Items]
Net sales								160.8	[1]	105.2	[1]	97.8	[1]
Australia
Segment Reporting Information [Line Items]
Net sales								133.4	[1]	143	[1]	137	[1]
Brazil
Segment Reporting Information [Line Items]
Net sales								118.9	[1]	0	[1]	0	[1]
United Kingdom
Segment Reporting Information [Line Items]
Net sales								98	[1]	115.6	[1]	107.3	[1]
Other countries
Segment Reporting Information [Line Items]
Net sales								$ 288.2	[1]	$ 333.3	[1]	$ 309.5	[1]

[1]	Net sales are attributed to geographic areas based on the location of the selling company.

Information on Business Segments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 customer	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Products manufactured by company	50.00%
Products sourced outside of company	50.00%
Concentration risk, number of customers	5
Concentration risk, sales	$ 716.2	$ 508.2	$ 496.4
Concentration risk, trade account receivable	184.3	116
Sales | Staples, Largest Customer
Segment Reporting Information [Line Items]
Concentration risk, sales	236.3	175.9	166.8
Concentration risk, percentage	13.00%	13.00%	13.00%
Sales | Second Largest Customer
Segment Reporting Information [Line Items]
Concentration risk, sales		$ 138.9	$ 141
Concentration risk, percentage		11.00%	11.00%

Joint Venture Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				15 Months Ended
	Dec. 31, 2012 Pelikan-Artline Pty Ltd and Neschen GBC Graphic Films LLC	Dec. 31, 2011 Pelikan-Artline Pty Ltd and Neschen GBC Graphic Films LLC	Dec. 31, 2010 Pelikan-Artline Pty Ltd and Neschen GBC Graphic Films LLC	Dec. 31, 2012 Neschen GBC Graphic Films, LLC	Dec. 31, 2012 Neschen GBC Graphic Films, LLC
Schedule of Equity Method Investments [Line Items]
Net sales	$ 161.9	$ 165.6	$ 151.8	$ 8.3
Gross profit	95.6	94.6	85.8
Operating income	24.7	24.3	23
Net income	17.4	16.9	16.3	0.1
Current assets	80.7	94.3
Non-current assets	36.9	37.1
Current liabilities	34.2	40
Non-current liabilities	12.8	16.7
Impairment charge					$ 1.9

Commitments and Contingencies (Future Minimum Lease Payments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 21
2014	18.3
2015	15.7
2016	13.7
2017	11.8
Remainder	48.4
Total minimum rental payments	128.9
Total rental expense	$ 22.3	$ 21.7	$ 23.2

Commitments and Contingencies (Purchase Commitments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 89.4
2014	8.1
2015	8.1
2016	8.1
2017	8
Thereafter	0
Total minimum unconditional purchase commitments	$ 121.7

Commitments and Contingencies (Narrative) (Details) (Foreign Tax Authority) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Tax Year 2007 USD ($)	Dec. 31, 2012 Tax Year 2007 BRL	Dec. 31, 2012 Tax Years 2008-2012 USD ($)
Loss Contingencies [Line Items]
Potential tax assessment	$ 13.2	26.9	$ 44.5

Discontinued Operations (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended							12 Months Ended						15 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012	Dec. 31, 2011 GBC-Fordigraph	Dec. 31, 2010 GBC-Fordigraph	Dec. 31, 2010 Commercial Print Finishing Business	Dec. 31, 2012 Commercial Print Finishing Business	Jan. 31, 2013 Subsequent event
Operating Results:
Net sales								$ 0		$ 19.9		$ 45.9				$ 45.9
Income from operations before income taxes								0	[1]	2.5	[1]	6.6	[1]
Gain (loss) on sale before income taxes								(2.1)		41.5		(0.1)			41.9		1.7
Provision (benefit) from discontinued operations								(0.5)		5.9		1.9
Income (loss) from discontinued operations								(1.6)		38.1		4.6
Per share:
Basic income from discontinued operations, per share	$ (0.01)	$ 0	$ 0	$ 0	$ 0	$ 0.68	$ 0.02	$ (0.02)		$ 0.69		$ 0.08		$ 0
Income (loss) from discontinued operations	$ (0.01)	$ 0	$ 0	$ 0	$ 0	$ 0.64	$ 0.02	$ (0.02)		$ 0.66		$ 0.08		$ 0
Final proceeds from sale of discontinued operations															52.9
Gain on disposal of discontinued operations, net of tax															36.8
Additional legal settlement costs																		2
Liabilities related to discontinued operations	2.4							2.4		1.1				2.4
Discontinued Operations, Payments for Discontinued Operations																			$ 1.1

[1]	During the fourth quarter of 2010, we completed the sale of a property formerly occupied by our commercial print finishing business, resulting in a gain on sale of $1.7 million.

Quarterly Financial Information (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended							12 Months Ended						15 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 529.7	$ 501.2	$ 438.7	$ 288.9	$ 339.1	$ 330.2	$ 298.4	$ 1,758.5		$ 1,318.4		$ 1,284.6		$ 350.7
Gross Profit	178.1	151.2	124.3	79.8	103.2	101.4	85.2	533.4		399.2		382.6		109.4
Operating income	67.3	56.4	11.6	4	35.4	30.6	13.3	139.3	[1]	115.2	[1]	109.7	[1]	35.9
Income (loss) from continuing operations	(15.1)	55.2	94.2	(17.3)	11.9	6.3	(9)	117		18.6		7.8		9.4
Income (loss) from discontinued operations, net of income taxes	(1.5)	0	0	(0.1)	(0.2)	37.4	0.9	(1.6)		38.1		4.6		0
Net income	$ (16.6)	$ 55.2	$ 94.2	$ (17.4)	$ 11.7	$ 43.7	$ (8.1)	$ 115.4		$ 56.7		$ 12.4		$ 9.4
Basic income (loss) per share:
Income (loss) from continuing operations	$ (0.13)	$ 0.49	$ 1	$ (0.31)	$ 0.22	$ 0.11	$ (0.16)	$ 1.24		$ 0.34		$ 0.14		$ 0.17
Income (loss) from discontinued operations	$ (0.01)	$ 0	$ 0	$ 0	$ 0	$ 0.68	$ 0.02	$ (0.02)		$ 0.69		$ 0.08		$ 0
Basic income per share	$ (0.15)	$ 0.49	$ 1	$ (0.31)	$ 0.21	$ 0.79	$ (0.15)	$ 1.23		$ 1.03		$ 0.23		$ 0.17
Diluted income (loss) per share:
Diluted Income (loss) from continuing operations	$ (0.13)	$ 0.48	$ 0.98	$ (0.31)	$ 0.21	$ 0.11	$ (0.16)	$ 1.22		$ 0.32		$ 0.14		$ 0.16
Income (loss) from discontinued operations	$ (0.01)	$ 0	$ 0	$ 0	$ 0	$ 0.64	$ 0.02	$ (0.02)		$ 0.66		$ 0.08		$ 0
Diluted income per share	$ (0.15)	$ 0.48	$ 0.98	$ (0.31)	$ 0.2	$ 0.75	$ (0.15)	$ 1.2		$ 0.98		$ 0.22		$ 0.16

[1]	Operating income as presented in the segment table above is defined as i) net sales; ii) less cost of products sold; iii) less advertising, selling, general and administrative expenses; iv) less amortization of intangibles; and v) less restructuring.

Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 50		$ 121.2		$ 83.2	$ 43.6
Accounts receivable, net	498.7		269.5
Inventories	265.5		197.7
Receivables from affiliates	0		0
Deferred income taxes	31.1		7.6
Other current assets	29		26.9
Total current assets	874.3		622.9
Property, plant and equipment, net	273.6	[1]	147.2	[1]
Deferred income taxes	36.4		16.7
Goodwill	589.4		135		136.9
Identifiable intangibles, net	646.6		130.4
Other assets	87.4		64.5
Investment in, long term receivable from affiliates	0		0
Total assets	2,507.7		1,116.7
Current liabilities:
Notes payable to banks	1.2		0
Current portion of long-term debt	0.1		0.2
Accounts payable	152.4		127.1
Accrued compensation	38		24.2
Accrued customer program liabilities	119		66.8
Accrued interest	6.3		20.2
Other current liabilities	112.4		67.6
Payables to affiliates	0		0
Total current liabilities	429.4		306.1
Long-term debt	1,070.8		668.8
Long-term notes payable to affiliates	0		0
Deferred income taxes	165		85.6
Pension and post-retirement benefit obligations	119.8		106.1
Other non-current liabilities	83.5		12
Total liabilities	1,868.5		1,178.6
Stockholders' (deficit) equity:
Common stock	1.1		0.6
Treasury stock	(2.5)		(1.7)
Paid-in capital	2,018.5		1,407.4
Accumulated other comprehensive loss	(156.1)		(131)		(86.1)
Accumulated deficit	(1,221.8)		(1,337.2)
Total stockholders' (deficit) equity	639.2		(61.9)
Total liabilities and stockholders' equity (deficit)	2,507.7		1,116.7
Parent
Current assets:
Cash and cash equivalents	12.1		62		39.5	14.2
Accounts receivable, net	0		0
Inventories	0		0
Receivables from affiliates	7.9		19.7
Deferred income taxes	18.1		2.4
Other current assets	1		5.5
Total current assets	39.1		89.6
Property, plant and equipment, net	0.3		0.6
Deferred income taxes	0		1
Goodwill	0		0
Identifiable intangibles, net	57.7		57.8
Other assets	16.3		13.7
Investment in, long term receivable from affiliates	1,248		727.8
Total assets	1,361.4		890.5
Current liabilities:
Notes payable to banks	0
Current portion of long-term debt	0		0.1
Accounts payable	0		0
Accrued compensation	4.7		1.7
Accrued customer program liabilities	0		0
Accrued interest	0.2		20.2
Other current liabilities	12.3		3.3
Payables to affiliates	28.5		9
Total current liabilities	45.7		34.3
Long-term debt	401.6		668.5
Long-term notes payable to affiliates	178.2		178.2
Deferred income taxes	93.8		64.1
Pension and post-retirement benefit obligations	1.8		5.1
Other non-current liabilities	1.1		2.2
Total liabilities	722.2		952.4
Stockholders' (deficit) equity:
Common stock	1.1		0.6
Treasury stock	(2.5)		(1.7)
Paid-in capital	2,018.5		1,407.4
Accumulated other comprehensive loss	(156.1)		(131)
Accumulated deficit	(1,221.8)		(1,337.2)
Total stockholders' (deficit) equity	639.2		(61.9)
Total liabilities and stockholders' equity (deficit)	1,361.4		890.5
Guarantors
Current assets:
Cash and cash equivalents	(3)		(1.2)		(0.4)	(1.5)
Accounts receivable, net	193.9		90.6
Inventories	133.7		97.5
Receivables from affiliates	148.5		0.8
Deferred income taxes	0		0
Other current assets	13		9.3
Total current assets	486.1		197
Property, plant and equipment, net	140.7		75.6
Deferred income taxes	0		0
Goodwill	400.6		70.5
Identifiable intangibles, net	434.3		50.3
Other assets	16.6		5.2
Investment in, long term receivable from affiliates	869		869.7
Total assets	2,347.3		1,268.3
Current liabilities:
Notes payable to banks	0
Current portion of long-term debt	0.1		0.1
Accounts payable	76.5		52.6
Accrued compensation	16.8		9.6
Accrued customer program liabilities	63.8		23.4
Accrued interest	6.1		0
Other current liabilities	44.9		21.3
Payables to affiliates	191.8		259.4
Total current liabilities	400		366.4
Long-term debt	647.4		0.3
Long-term notes payable to affiliates	26.7		16.4
Deferred income taxes	0		0
Pension and post-retirement benefit obligations	60.9		54.7
Other non-current liabilities	13.9		4.8
Total liabilities	1,148.9		442.6
Stockholders' (deficit) equity:
Common stock	448		448
Treasury stock	0		0
Paid-in capital	1,192		921.9
Accumulated other comprehensive loss	(68.9)		(65.8)
Accumulated deficit	(372.7)		(478.4)
Total stockholders' (deficit) equity	1,198.4		825.7
Total liabilities and stockholders' equity (deficit)	2,347.3		1,268.3
Non-Guarantors
Current assets:
Cash and cash equivalents	40.9		60.4		44.1	30.9
Accounts receivable, net	304.8		178.9
Inventories	131.8		100.2
Receivables from affiliates	88.4		66.9
Deferred income taxes	13		5.2
Other current assets	15		12.1
Total current assets	593.9		423.7
Property, plant and equipment, net	132.6		71
Deferred income taxes	36.4		15.7
Goodwill	188.8		64.5
Identifiable intangibles, net	154.6		22.3
Other assets	54.5		45.6
Investment in, long term receivable from affiliates	441		441
Total assets	1,601.8		1,083.8
Current liabilities:
Notes payable to banks	1.2
Current portion of long-term debt	0		0
Accounts payable	75.9		74.5
Accrued compensation	16.5		12.9
Accrued customer program liabilities	55.2		43.4
Accrued interest	0		0
Other current liabilities	55.2		43
Payables to affiliates	245		262.1
Total current liabilities	449		435.9
Long-term debt	21.8		0
Long-term notes payable to affiliates	373		0
Deferred income taxes	71.2		21.5
Pension and post-retirement benefit obligations	57.1		46.3
Other non-current liabilities	68.5		5
Total liabilities	1,040.6		508.7
Stockholders' (deficit) equity:
Common stock	315.5		316.4
Treasury stock	0		0
Paid-in capital	347.6		347.7
Accumulated other comprehensive loss	(52.2)		(29.8)
Accumulated deficit	(49.7)		(59.2)
Total stockholders' (deficit) equity	561.2		575.1
Total liabilities and stockholders' equity (deficit)	1,601.8		1,083.8
Eliminations
Current assets:
Cash and cash equivalents	0		0
Accounts receivable, net	0		0
Inventories	0		0
Receivables from affiliates	(244.8)		(87.4)
Deferred income taxes	0		0
Other current assets	0		0
Total current assets	(244.8)		(87.4)
Property, plant and equipment, net	0		0
Deferred income taxes	0		0
Goodwill	0		0
Identifiable intangibles, net	0		0
Other assets	0		0
Investment in, long term receivable from affiliates	(2,558)		(2,038.5)
Total assets	(2,802.8)		(2,125.9)
Current liabilities:
Notes payable to banks	0
Current portion of long-term debt	0		0
Accounts payable	0		0
Accrued compensation	0		0
Accrued customer program liabilities	0		0
Accrued interest	0		0
Other current liabilities	0		0
Payables to affiliates	(465.3)		(530.5)
Total current liabilities	(465.3)		(530.5)
Long-term debt	0		0
Long-term notes payable to affiliates	(577.9)		(194.6)
Deferred income taxes	0		0
Pension and post-retirement benefit obligations	0		0
Other non-current liabilities	0		0
Total liabilities	(1,043.2)		(725.1)
Stockholders' (deficit) equity:
Common stock	(763.5)		(764.4)
Treasury stock	0		0
Paid-in capital	(1,539.6)		(1,269.6)
Accumulated other comprehensive loss	121.1		95.6
Accumulated deficit	422.4		537.6
Total stockholders' (deficit) equity	(1,759.6)		(1,400.8)
Total liabilities and stockholders' equity (deficit)	$ (2,802.8)		$ (2,125.9)

[1]	Net property, plant and equipment as of December��31, 2012 and 2011 contained $26.9 million and $24.9 million of computer software assets, which are classified within machinery and equipment and construction in progress. Amortization of software costs was $8.4 million, $9.5 million and $10.1 million for the years ended December��31, 2012, 2011 and 2010, respectively.

Condensed Consolidating Financial Information (Condensed Consolidating Statement of Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended						15 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Unaffiliated sales	$ 529.7	$ 501.2	$ 438.7	$ 288.9	$ 339.1	$ 330.2	$ 298.4	$ 1,758.5		$ 1,318.4		$ 1,284.6		$ 350.7
Affiliated sales								0		0		0
Revenue, Unaffiliated and Affiliated, Net								1,758.5		1,318.4		1,284.6
Cost of products sold								1,225.1		919.2		902
Gross profit	178.1	151.2	124.3	79.8	103.2	101.4	85.2	533.4		399.2		382.6		109.4
Advertising, selling, general and administrative expenses								349.9		278.4		266.7
Amortization of intangibles								19.9		6.3		6.7
Restructuring charges (income)								24.3		(0.7)		(0.5)
Operating income	67.3	56.4	11.6	4	35.4	30.6	13.3	139.3	[1]	115.2	[1]	109.7	[1]	35.9
Expense (income) from affiliates								0		0		0
Interest expense, net								89.3		77.2		78.3
Equity in (earnings) losses of joint ventures								(6.9)		(8.5)		(8.3)
Other expense (income), net								61.3		3.6		1.2
Income (loss) from continuing operations before income taxes and earnings (losses) of wholly owned subsidiaries								(4.4)		42.9		38.5
Income tax (benefit) expense								(121.4)		24.3		30.7
Income from continuing operations	(15.1)	55.2	94.2	(17.3)	11.9	6.3	(9)	117		18.6		7.8		9.4
Income (loss) from discontinued operations, net of income taxes	(1.5)	0	0	(0.1)	(0.2)	37.4	0.9	(1.6)		38.1		4.6		0
Income (loss) before earnings of wholly owned subsidiaries								115.4		56.7		12.4
Earnings of wholly owned subsidiaries								0		0		0
Net income	(16.6)	55.2	94.2	(17.4)	11.7	43.7	(8.1)	115.4		56.7		12.4		9.4
Parent
Condensed Financial Statements, Captions [Line Items]
Unaffiliated sales								0		0		0
Affiliated sales								0		0		0
Revenue, Unaffiliated and Affiliated, Net								0		0		0
Cost of products sold								0		0		0
Gross profit								0		0		0
Advertising, selling, general and administrative expenses								46.6		30.4		22.8
Amortization of intangibles								0.1		0.1		0.1
Restructuring charges (income)								0		0		0
Operating income								(46.7)		(30.5)		(22.9)
Expense (income) from affiliates								(1.3)		(1.1)		(1.2)
Interest expense, net								61.4		67.4		67.5
Equity in (earnings) losses of joint ventures								0		0		0
Other expense (income), net								59.7		3.1		(0.2)
Income (loss) from continuing operations before income taxes and earnings (losses) of wholly owned subsidiaries								(166.5)		(99.9)		(89)
Income tax (benefit) expense								(121.1)		6		6.5
Income from continuing operations								(45.4)		(105.9)		(95.5)
Income (loss) from discontinued operations, net of income taxes								0.5		0		0
Income (loss) before earnings of wholly owned subsidiaries								(44.9)		(105.9)		(95.5)
Earnings of wholly owned subsidiaries								160.3		162.6		107.9
Net income								115.4		56.7		12.4
Guarantors
Condensed Financial Statements, Captions [Line Items]
Unaffiliated sales								959.2		621.3		632.9
Affiliated sales								17.3		18.9		18.5
Revenue, Unaffiliated and Affiliated, Net								976.5		640.2		651.4
Cost of products sold								687.7		471.6		473.6
Gross profit								288.8		168.6		177.8
Advertising, selling, general and administrative expenses								172.9		126.6		131.5
Amortization of intangibles								15.3		3.5		3.8
Restructuring charges (income)								20.2		0		(0.4)
Operating income								80.4		38.5		42.9
Expense (income) from affiliates								(24.6)		(23.4)		(18.4)
Interest expense, net								28.2		9.8		10.2
Equity in (earnings) losses of joint ventures								1.9		0.5		0.3
Other expense (income), net								3.3		0.6		0.3
Income (loss) from continuing operations before income taxes and earnings (losses) of wholly owned subsidiaries								71.6		51		50.5
Income tax (benefit) expense								(0.2)		0		(0.4)
Income from continuing operations								71.8		51		50.9
Income (loss) from discontinued operations, net of income taxes								(1.4)		(0.4)		0.6
Income (loss) before earnings of wholly owned subsidiaries								70.4		50.6		51.5
Earnings of wholly owned subsidiaries								79		103.3		47.8
Net income								149.4		153.9		99.3
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Unaffiliated sales								799.3		697.1		651.7
Affiliated sales								4.1		5.9		5.2
Revenue, Unaffiliated and Affiliated, Net								803.4		703		656.9
Cost of products sold								558.8		472.4		452.1
Gross profit								244.6		230.6		204.8
Advertising, selling, general and administrative expenses								130.4		121.4		112.4
Amortization of intangibles								4.5		2.7		2.8
Restructuring charges (income)								4.1		(0.7)		(0.1)
Operating income								105.6		107.2		89.7
Expense (income) from affiliates								25.9		24.5		19.6
Interest expense, net								(0.3)		0		0.6
Equity in (earnings) losses of joint ventures								(8.8)		(9)		(8.6)
Other expense (income), net								(1.7)		(0.1)		1.1
Income (loss) from continuing operations before income taxes and earnings (losses) of wholly owned subsidiaries								90.5		91.8		77
Income tax (benefit) expense								(0.1)		18.3		24.6
Income from continuing operations								90.6		73.5		52.4
Income (loss) from discontinued operations, net of income taxes								(0.7)		38.5		4
Income (loss) before earnings of wholly owned subsidiaries								89.9		112		56.4
Earnings of wholly owned subsidiaries								0		0		0
Net income								89.9		112		56.4
Eliminations
Condensed Financial Statements, Captions [Line Items]
Unaffiliated sales								0		0		0
Affiliated sales								(21.4)		(24.8)		(23.7)
Revenue, Unaffiliated and Affiliated, Net								(21.4)		(24.8)		(23.7)
Cost of products sold								(21.4)		(24.8)		(23.7)
Gross profit								0		0		0
Advertising, selling, general and administrative expenses								0		0		0
Amortization of intangibles								0		0		0
Restructuring charges (income)								0		0		0
Operating income								0		0		0
Expense (income) from affiliates								0		0		0
Interest expense, net								0		0		0
Equity in (earnings) losses of joint ventures								0		0		0
Other expense (income), net								0		0		0
Income (loss) from continuing operations before income taxes and earnings (losses) of wholly owned subsidiaries								0		0		0
Income tax (benefit) expense								0		0		0
Income from continuing operations								0		0		0
Income (loss) from discontinued operations, net of income taxes								0		0		0
Income (loss) before earnings of wholly owned subsidiaries								0		0		0
Earnings of wholly owned subsidiaries								(239.3)		(265.9)		(155.7)
Net income								$ (239.3)		$ (265.9)		$ (155.7)

[1]	Operating income as presented in the segment table above is defined as i) net sales; ii) less cost of products sold; iii) less advertising, selling, general and administrative expenses; iv) less amortization of intangibles; and v) less restructuring.

Condensed Consolidating Financial Information (Condensed Consolidating Statements of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided (used) by operating activities	$ (7.5)	$ 61.8	$ 54.9
Investing activities
Additions to property, plant and equipment	(30.3)	(13.5)	(12.6)
Assets acquired	0	(1.4)	(1.1)
Proceeds (payments) from the sale of discontinued operations	1.5	53.5	(3.7)
Proceeds from the disposition of assets	3.1	1.4	2.5
Cost of acquisition, net of cash acquired	(397.5)	0	0
Net cash (used) provided by investing activities	(423.2)	40	(14.9)
Financing activities
Intercompany financing	0	0	0
Net dividends	0	0	0
Proceeds from long-term debt	1,270	0.1	1.5
Repayments of long-term debt	(872)	(63)	(0.2)
Borrowings (repayments) of short-term debt, net	1.2	0	(0.5)
Cost of debt issuance	(38.5)	0	(0.8)
Net payments for exercise of stock options	(0.6)	(0.2)	(0.1)
Net cash provided (used) by financing activities	360.1	(63.1)	(0.1)
Effect of foreign exchange rate changes on cash	(0.6)	(0.7)	(0.3)
Net (decrease) increase in cash and cash equivalents	(71.2)	38	39.6
Cash and cash equivalents:
Beginning of period	121.2	83.2	43.6
End of period	50	121.2	83.2
Parent
Condensed Financial Statements, Captions [Line Items]
Net cash provided (used) by operating activities	(156)	(95.5)	(87.6)
Investing activities
Additions to property, plant and equipment	0	0	0
Assets acquired	0	0	0
Proceeds (payments) from the sale of discontinued operations	0	0	0
Proceeds from the disposition of assets	0	0	0
Cost of acquisition, net of cash acquired	(429.5)
Net cash (used) provided by investing activities	(429.5)	0	0
Financing activities
Intercompany financing	775.6	111.9	110.9
Net dividends	53.3	69.2	1.4
Proceeds from long-term debt	545	0	1.5
Repayments of long-term debt	(816.2)	(62.9)	0
Borrowings (repayments) of short-term debt, net	0		0
Cost of debt issuance	(21.5)		(0.8)
Net payments for exercise of stock options	(0.6)	(0.2)	(0.1)
Net cash provided (used) by financing activities	535.6	118	112.9
Effect of foreign exchange rate changes on cash	0	0	0
Net (decrease) increase in cash and cash equivalents	(49.9)	22.5	25.3
Cash and cash equivalents:
Beginning of period	62	39.5	14.2
End of period	12.1	62	39.5
Guarantors
Condensed Financial Statements, Captions [Line Items]
Net cash provided (used) by operating activities	137.5	66.6	60.5
Investing activities
Additions to property, plant and equipment	(22.4)	(6.6)	(5.3)
Assets acquired	0	(0.6)	(1.1)
Proceeds (payments) from the sale of discontinued operations	2.1	0.4	(4.1)
Proceeds from the disposition of assets	0	0	1.7
Cost of acquisition, net of cash acquired	0
Net cash (used) provided by investing activities	(20.3)	(6.8)	(8.8)
Financing activities
Intercompany financing	(777.4)	(94.8)	(80.1)
Net dividends	27.3	34.3	29.6
Proceeds from long-term debt	690	0	0
Repayments of long-term debt	(42.8)	(0.1)	(0.1)
Borrowings (repayments) of short-term debt, net	0		0
Cost of debt issuance	(16.1)		0
Net payments for exercise of stock options	0	0	0
Net cash provided (used) by financing activities	(119)	(60.6)	(50.6)
Effect of foreign exchange rate changes on cash	0	0	0
Net (decrease) increase in cash and cash equivalents	(1.8)	(0.8)	1.1
Cash and cash equivalents:
Beginning of period	(1.2)	(0.4)	(1.5)
End of period	(3)	(1.2)	(0.4)
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Net cash provided (used) by operating activities	11	90.7	82
Investing activities
Additions to property, plant and equipment	(7.9)	(6.9)	(7.3)
Assets acquired	0	(0.8)	0
Proceeds (payments) from the sale of discontinued operations	(0.6)	53.1	0.4
Proceeds from the disposition of assets	3.1	1.4	0.8
Cost of acquisition, net of cash acquired	32
Net cash (used) provided by investing activities	26.6	46.8	(6.1)
Financing activities
Intercompany financing	1.8	(17.1)	(30.8)
Net dividends	(80.6)	(103.5)	(31)
Proceeds from long-term debt	35	0.1	0
Repayments of long-term debt	(13)	0	(0.1)
Borrowings (repayments) of short-term debt, net	1.2		(0.5)
Cost of debt issuance	(0.9)		0
Net payments for exercise of stock options	0	0	0
Net cash provided (used) by financing activities	(56.5)	(120.5)	(62.4)
Effect of foreign exchange rate changes on cash	(0.6)	(0.7)	(0.3)
Net (decrease) increase in cash and cash equivalents	(19.5)	16.3	13.2
Cash and cash equivalents:
Beginning of period	60.4	44.1	30.9
End of period	$ 40.9	$ 60.4	$ 44.1

Subsequent Event Subsequent Event (Details) (Senior Unsecured Notes)	Dec. 31, 2012
Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average interest rate	6.75%

Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 6.5	$ 5.1	$ 5.2
Additions charged to expense	2.2	1.4	3.3
Deductions	(3)	(1.3)	(5.3)
Mead C&OP acquisition	2.1	0	0
Foreign exchange changes	0.1	(0.2)	0.3
Balance at end of year	5.1	5.2	6.9
Allowance for Sales Returns and Discounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	10.6	7.7	9.2
Additions charged to expense	41	41.6	31.8
Deductions	(41.6)	(43.1)	(32.1)
Mead C&OP acquisition	2.8	0	0
Foreign exchange changes	0.7	0	(0.3)
Balance at end of year	7.7	9.2	9.8
Allowance for Cash Discounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	2.2	1.1	1.2
Additions charged to expense	16.4	11	11.3
Deductions	(16)	(11)	(11.1)
Mead C&OP acquisition	0.6	0	0
Foreign exchange changes	0.1	(0.1)	(0.2)
Balance at end of year	1.1	1.2	1.2
Warranty Reserves
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	2.8	2.7	3.1
Additions charged to expense	3.3	3	3.2
Settlements made (in cash or in kind)	(3.2)	(3.4)	(2.9)
Balance at end of year	2.7	3.1	2.8
Income Tax Valuation Allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	55.4	204.3	193.2
Charges/(credits) to expense	145.1	(5.4)	(15.7)
Charged to other accounts	(4.3)	7	(7.6)
Foreign exchange changes	0.5	(1.3)	(3.8)
Balance at end of year	$ 204.3	$ 193.2	$ 188.9